As filed with the Securities and Exchange Commission on
                                 April 12, 2002

                                       Securities Act Registration No. 333-05529
                                       Investment Act Registration No. 811-07661
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.____
                       Post Effective Amendment No. 8                    [X]

         REGISTRATION    STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940
                         Pre-Effective Amendment No.____

                       Post Effective Amendment No. 8                    [X]

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                           (Exact name of Registrant)

                             ----------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                            ------------------------

                                DONALD R. STADING
         Senior Vice President, Secretary and Corporate General Counsel
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:

          [ ] immediately upon filing pursuant to paragraph b
          [ ] on ___________ pursuant to paragraph a of Rule 485
          [X]  on May 1, 2002 pursuant to paragraph b of Rule 485
          If appropriate, check the following box:
          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Securities of Unit Investment Trust

                        AMERITAS NO LOAD VARIABLE ANNUITY
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
Form N-4              Item                                    Heading in Prospectus
Item 1.               Cover Page..............................Cover Page
Item 2.               Definitions.............................Definitions
Item 3.               Synopsis or Highlights..................Fee Table; Fund Expense Summary; Example
Item 4.               Condensed Financial Information.........Condensed Financial Information; Performance Data
Item 5.               General Description of Registrant,
                        Depositor and Portfolio Companies
                      a) Depositor............................Ameritas Life Insurance Corp.
                      b) Registrant...........................The Separate Account
                      c) Portfolio Company....................The Funds
                      d) Prospectus...........................The Funds
                      e) Voting...............................Voting Rights
                      f) Administrator........................N/A
Item 6.               Deductions and Expenses
                      a) Deductions...........................Fee Table; Highlights; Charges and Deductions
                      b) Sales Load...........................N/A
                      c) Special purchase plans...............N/A
                      d) Commissions..........................Distribution of the Policies
                      e) Portfolio company deductions and
                      expenses................................The Funds; Fund Management Fees Expense
                      f) Registrant's Operating Expenses......N/A
Item 7.               General Description of Variable
                      Annuity Contracts
                      a) Rights...............................Highlights; Policy Features, Annuity Period; General Provisions;
                                                              Voting Rights
                      b) Provisions and limitations           Highlights; Allocation of Premium; Transfers Among the Portfolios and
                                                              the Fixed Account; Systematic Programs
                      Changes in contracts or operations......Addition, Deletion, or Substitution of Investment;
                                                              The Policy; Voting Rights
                      d) Contractowners inquiries.............Cover Page
Item 8.               Annuity Period
                      a) Level of benefits....................Highlights; Allocation of Premium; Annuity Income Options
                      b) Annuity commencement date............Annuity Date
                      c) Annuity payments.....................Highlight; Annuity Income Options
                      d) Assumed investment return............N/A
                      e) Minimums.............................Annuity Income Options
                      f) Rights to change options or
                      transfer investment base................Annuity Income Options
Item 9.               Death Benefit
                      a) Death benefit calculation............Highlights; Death of Annuitant; Death of Owner; Annuity Income Options
                      b) Forms of benefits                    Highlights; Death of Annuitant; Death of Owner; Annuity Income Options
Item 10.              Purchases and Contract Values
                      a) Procedures for purchases.............Cover Page; Highlights; Policy Purchase and Premium Payment;
                                                              Accumulation Value
                      b) Accumulation unit value..............Accumulation Value
                      c) Calculation of accumulation unit
                      value...................................Accumulation Value; Policy Purchase and premium Payment
                      d) Principal underwriter................Distribution of the Policies


Form N-4              Item                                    Heading in Prospectus

Item 11.              Redemptions
                      a) Redemption procedures................Highlights; Withdrawals and Surrenders
                      b) Texas Optional Retirement
                      Program.................................N/A
                      c) Delay................................Withdrawals and Surrenders; Deferment of Payment
                      d) Lapse................................N/A
                      e) Revocation of rights.................Highlights; Free Look Privilege
Item 12.              Taxes
                      a) Tax consequences.....................Tax Charges; Federal Tax Matters
                      b) Qualified plans......................Federal Tax Matters
                      c) Impact of taxes......................Tax Charges
Item 13.              Legal Proceedings.......................Legal Proceedings
Item 14.              Table of Contents for Statement of
                      Additional Information..................Statement of Additional Information

PART B
Form N-4              Item                                    Heading in Prospectus

Item 15.              Cover Page..............................Cover Page
Item 16.              Table of Contents.......................Table of Contents
Item 17.              General Information and History.........General Information and History
Item 18.              Services
                      a) Fees, Expenses and costs paid by
                      other than depositor or registrant......N/A
                      b) Management-related services..........N/A
                      c) Custodian and independent public
                      account.................................Safekeeping of Separate Account Assets; Experts
                      d) Other custodianship..................N/A
                      e) Administrative servicing agent.......N/A
                      f) Depositor as principal
                      underwriter.............................N/A
Item 19.              Purchase of Securities Being Offered
                      a) Manner of Offering...................N/A
                      b) Sales load...........................N/A
Item 20.              Underwriters
                      a) Depositor or affiliate as principal
                      underwriter.............................Distribution of the Policy
                      b)continuous offering...................Distribution of the Policy
                      c) Underwriting commissions.............Distribution of the Policy
                      d) Payments of underwriter..............N/A
Item 21.              Calculation of Performance Data.........Calculation of Performance Data
Item 22.              Annuity Payments........................N/A
Item 23.              Financial Statements
                      a) Registrant...........................Financial Statements
                      b) Depositor............................Financial Statements


PROSPECTUS: May 1, 2002


Ameritas NO-LOAD
Variable Annuity(sm)
Flexible Premium
Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA

     This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

     You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in non-publicly traded portfolios from these series funds:


----------------------- ----------------------------------------- --------------------------------------------------
AMERITAS PORTFOLIOS     Calvert Variable Series, Inc. Ameritas    Ameritas Investment Corp.
                        Portfolios                                -Fred Alger Management, Inc. (Fred Alger)
                                                                  -John McStay Investment Counsel (McStay)
                                                                  -State Street Global Advisors (State Street)
----------------------- ----------------------------------------- --------------------------------------------------
BERGER                  Berger Institutional Products Trust       Berger LLC
----------------------- ----------------------------------------- --------------------------------------------------
CALVERT SOCIAL          Calvert Variable Series, Inc. Calvert     Calvert Asset Management Company, Inc.
                        Social Portfolios
----------------------- ----------------------------------------- --------------------------------------------------
SCUDDER                 Deutsche Asset Management VIT Funds       Deutsche Asset Management, Inc.

----------------------- ----------------------------------------- --------------------------------------------------
FIDELITY                Variable Insurance Products: Initial      Fidelity Management & Research Company
                        Class
                        Variable Insurance Products: Service
                        Class
----------------------- ----------------------------------------- --------------------------------------------------
INVESCO FUNDS           INVESCO Variable Investment Funds, Inc.   INVESCO Funds Group, Inc.
----------------------- ----------------------------------------- --------------------------------------------------
NEUBERGER BERMAN        Neuberger Berman Advisers Management      Neuberger Berman Management Inc.
                        Trust
----------------------- ----------------------------------------- --------------------------------------------------
RYDEX                   Rydex Variable Trust                      Rydex Global Advisors
----------------------- ----------------------------------------- --------------------------------------------------
STRONG                  Strong Variable Insurance Funds, Inc.,    Strong Capital Management, Inc.
                        and
                        Strong Opportunity Fund II, Inc.
----------------------- ----------------------------------------- --------------------------------------------------
THIRD AVENUE            Third Avenue Variable Series Trust        EQSF Advisers, Inc.
----------------------- ----------------------------------------- --------------------------------------------------
VANGUARD                Vanguard Variable Insurance Fund          Barrow, Hanley, Mewhinney & Strauss, Inc.
                                                                  Granahan Investment Management, Inc.
                                                                  Lincoln Capital Management Company
                                                                  Newell Associates
                                                                  Schroder Investment Management North America,Inc.
                                                                  The Vanguard Group
                                                                  Wellington Management Company, LLP

or you may allocate all or part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

     A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov/edaux/prospect.htm, and type in "Ameritas Life"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the
                 Policy. Any representation to the contrary is a
                                criminal offense.

          NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
            Service Center, P.O. Box 81889, Lincoln, Nebraska 68501.
                     1-800-255-9678. www.ameritasdirect.com
                             ----------------------

TABLE OF CONTENTS                                        Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     FEE TABLES..................................................6
     FINANCIAL INFORMATION.......................................9
     IMPORTANT POLICY PROVISIONS.................................9
         Policy Application and Issuance
         Your Policy Value
         Telephone Transactions
         Delay of Payments
         Beneficiary
         Minor Owner or Beneficiary
         Policy Changes
         Policy Termination
     INVESTMENT OPTIONS.........................................13
         Separate Account Variable Investment Option
         Fixed Account Fixed Interest Rate Option
         Transfers
         Third-Party Services
         Systematic Transfer programs:  Dollar Cost Averaging,
           Portfolio Rebalancing, Earning Sweep
     FEES.....................................................  17
         No Sales Load
         No Withdrawal Charge
         Mortality and Expense Risk Charge
         Administrative Fees
           Administrative Expense Fee, Annual Policy Fee
         Transfer Fee
         Tax Charges
         Fees Charged by the Portfolios
     POLICY DISTRIBUTIONS.......................................18
         Withdrawals
         Death Benefits
         Annuity Income Phase
     TAX MATTERS................................................21
         Taxation of Nonqualified Policies
         Taxation of Qualified Policies
         Possible Tax Law Changes
     MISCELLANEOUS..............................................24
         About Our Company
         Distribution of the Policies
         Voting Rights
         Distribution of Materials
         Advertising
         Legal Proceedings
         Waiver of Certain Fees
     APPENDIX A: Variable Investment Option Portfolios..........A:1
     APPENDIX B:  Accumulation Unit Values......................B:1
     APPENDIX C:  Tax-Qualified Plan Disclosures................C:1
     Thank You.  If You Have Questions,......................Last Page
     Statement of Additional Information Table of Contents...Last Page


Contacting Us. To answer your questions or to send additional premium, write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                             www.ameritasdirect.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Sending Forms, Written Notice and Written Requests in "Good Order." If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us to learn what information is required for the request to be in "good order". We can only act upon requests that are received in good order.

Remember, the Correct Form is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need

                            Make checks payable to:
                        "Ameritas Life Insurance Corp."

DEFINED TERMS

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Beneficiary(ies)
   Owner's Beneficiary(ies) is the person(s) or legal entity who becomes the Policy Owner upon the Owner's death and who receives the death benefit payable upon the Owner's death prior to the Annuity Date if the Owner and Annuitant are not the same person. If none is named, and the Owner and Annuitant are different persons, those benefits are paid to the Owner's estate.
   Annuitant's Beneficiary(ies) is the person(s) or legal entity who receives the death benefit payable upon the Annuitant's death.
   If either an Owner or Annuitant's Beneficiary is named in the application, but not both, we presume you intend that person(s) or entity to serve both roles.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas, Service Center, P.O. Box 81889, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-6153. Call us if you have questions about what form or information is required.

           This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain
           features described in this prospectus, may not be available in all states.

           If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents
              and disclosures for information about how some of the
               benefits and rights of the Policy may be affected.

                              No one is authorized
         to give information or make any representation about the Policy that is not in this prospectus.
                If anyone does so, you should not rely upon it as
                          being accurate or adequate.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Ameritas No-Load Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Associated charges are discussed in this prospectus' FEE TABLES and FEES sections. You can allocate your premiums among a wide spectrum of Separate Account variable investment options and to a Fixed Account fixed interest rate option. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' first page and the INVESTMENT OPTIONS section.

    COMPARISON TO OTHER POLICIES AND INVESTMENTS

         Compared to fixed annuities. The Policy is like a fixed annuity in most ways except for its variable investment features. The Policy is different from fixed-interest annuities in that, to the extent you select Separate Account variable investment options, your Policy value will reflect the investment experience of the selected variable investment options, so you have both the investment risk (including possible loss of principal) and opportunity, not us.

         A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Compared to mutual funds. Although the Separate Account variable investment options' underlying portfolios operate like publicly traded mutual funds and have the same investment risks, in many ways the Policy differs from publicly traded mutual fund investments. Unlike publicly traded mutual funds, the Policy has these features:

o    Accumulates capital on a tax-deferred basis.
o A guaranteed minimum return on your investment if you choose a Fixed Account option.
o Can provide annuity payments for the rest of your life or for some other period.
o    Provides a death benefit that could be higher than the value of the Policy.
o Generally defers federal income tax liability on any earnings until you receive a distribution from the Policy.
o You can transfer money from one underlying investment portfolio to another without tax liability.
o Automatically reinvests dividends and capital gains distributed by the variable investment options' underlying portfolios and reflects them in the portfolio's value.
o Deducts charges from Policy value for insurance benefits not available with direct mutual fund investments.
o Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your premiums.
o You have a short time period to review your Policy and cancel it for a return of premium paid. The terms of this "right to examine" period vary by state (see the cover of your Policy).
o We, not you, own the shares of the variable investment option's underlying portfolios. You have interests in the Separate Account Subaccounts that invest in the underlying portfolios that you select.

    TAX-QUALIFIED PLANS
         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix C to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

POLICY OPERATION & FEATURES

Premiums.

o    Minimum initial premium: $2,000.

o Minimum additional premium: $250, or $50 per month if through electronic funds transfer.

o No additional premiums will be accepted after the earlier of the Annuity Date or the Annuitant's 85th birthday without our approval.

Investment Options.

o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.

o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See FEE TABLES on next pages.)

No Sales Load.

No Withdrawal Charges.

Deductions from entire Policy value:
o Generally, premium taxes, if any. (Some states levy this tax when premium is paid.)
o    Policy fee.

Deductions from Separate Account assets only:
o    Mortality and expense risk charge.
o    Underlying portfolio investment advisory fees and operating expenses.

Withdrawals.
o    There are no withdrawal charges.
o    Each withdrawal must be at least $250.

                      -----------------
                          Premiums
                      -----------------
---------------------------------------------------------
             Ameritas Life Insurance Corp.
---------------------------------------------------------

---------------------------------------------------------
                   Investment Options
---------------------------------------------------------
-------------- -- ---------------------------------------
    Fixed
   Account                    Ameritas Life
                          Separate Account LLVA

Policy Value
 receives a            Variable Investment Options
 guaranteed       Policy value may vary daily depending
    fixed           upon the investment performance of
  interest              the underlying portfolios.
    rate.
-------------- -- ---------------------------------------
-------------- -- ---------------------------------------
                             The Subaccounts
-------------- --
-------------- -- ------------ ------------- ------------
                       A            B           Etc.
-------------- -- ------------ ------------- ------------
-------------- --
-------------- -- ------------ ------------- ------------
                  Underlying    Underlying      Etc.
                  Portfolio A  Portfolio B
--------------    ------------ ------------- ------------
---------------------------------------------------------
             Fees (Deductions from Assets)
---------------------------------------------------------
-------------------    ---------------    ---------------
   Withdrawals             Death             Annuity
                          Benefit         Income Options
-------------------    ---------------    ---------------

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A death benefit is paid upon the death of the Annuitant.




         POLICY PHASES

         The Policy is a deferred annuity: it has an accumulation (or deferral) phase and an annuity income phase.

         Accumulation Phase. During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the Fixed Account). Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Phase. The accumulation phase ends and the annuity income phase begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the Annuitant's 85th birthday. During the annuity income phase, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

FEE TABLES

         The following charts show the fees that may affect your Policy value. The fees shown do not reflect any premium tax that may apply.

------------------------------------------------------------------------------------- ---------------- ---------------
                                                                                                         Guaranteed
                                                                                          Current          Maximum
                                                                                            Fee              Fee
----------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
-------------------------------------- ---------------------------------------------- ---------------- ---------------
 SALES LOAD                                                                                None             None
                                       -------------------------------------- ----------------------------------------------
 WITHDRAWAL CHARGE                                                                         None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
'   TRANSFER FEE (per transfer)    '   first 15 transfers per year                         None             None
                                   '   over 15 transfers in one Policy Year, we may         $10              $10
                                       charge ...
----------------------------------------------------------------------------------------------------------------------
ANNUAL POLICY FEE
------------------------------------------------------------------------------------- ---------------- ---------------
'   ANNUAL POLICY FEE                                                                       $25              $40
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
            (deducted daily from assets allocated to the Separate Account  to equal the annual % shown )
                      -----
------------------------------------------------------------------------------------- ---------------- ---------------
'   MORTALITY & EXPENSE RISK CHARGE                                                        0.55%           0.95%
----------------------------------------------------------------------------------------------------------------------

SUBACCOUNT UNDERLYING PORTFOLIO ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------

         The following chart shows the expenses charged in the year 2001 by each Subaccount's underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.

---------------------------------------------------------------------------------------------------------------------
                                                                            Total                      Total
    Subaccount's underlying                Management  12b-1     Other       Fund    Waivers and   after waivers and
    Portfolio Name                           Fees       Fees     Fees        Fees    Reductions   reductions, if any
---------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS (subadvisor)
o   Ameritas Growth (Fred Alger)             0.80%       -       0.10%       0.90%    0.01% (1)        0.89%
o   Ameritas MidCap Growth (Fred Alger)      0.85%       -       0.11%       0.96%    0.02% (1)        0.94%
o   Ameritas Small Capitalization            0.90%       -       0.21%       1.11%    0.11% (1)        1.00%
    (McStay)
o   Ameritas Index 500 (State Street)        0.29%       -       0.15%       0.44%    0.06% (1)        0.38%
BERGER
o   IPT-Growth                               0.75%       -       0.33%       1.08%    0.08%            1.00%(2)
o   IPT-Small Company Growth                 0.85%       -       0.13%       0.98%        -            0.98%(2)
CALVERT PORTFOLIOS
o   CVS Social Balanced                      0.70%       -       0.18%(3)    0.88%        -            0.88%
o   CVS Social International Equity          1.10%       -       0.51%(3)    1.61%        -            1.61%
o   CVS Social Mid Cap Growth                0.90%       -       0.23%(3)    1.13%        -            1.13%
o   CVS Social Small Cap Growth              1.00%       -       0.39%(3)    1.39%        -            1.39%
SCUDDER
o   VIT EAFE(R)Equity Index                  0.45%       -       0.47%       0.92%    0.27%            0.65%(4)
o   VIT Small Cap Index                      0.35%       -       0.34%       0.69%    0.24%            0.45%(4)
FIDELITY
o   VIP Contrafund(R): Service Class         0.58%     0.10%     0.10%       0.78%        -            0.78%(5)
o   VIP High Income: Service Class           0.58%     0.10%     0.13%       0.81%        -            0.81%
o   VIP Investment Grade Bond: Initial       0.43%       -       0.11%       0.54%        -            0.54%
    Class
o   VIP Mid Cap: Service Class               0.58%     0.10%     0.11%       0.79%        -            0.79%(5)
INVESCO FUNDS(6)
o   VIF-Financial Services                   0.75%       -       0.32%       1.07%        -            1.07%
o   VIF-Health Sciences                      0.75%       -       0.31%       1.06%        -            1.06%
o   VIF-Technology                           0.75%       -       0.32%       1.07%        -            1.07%
o   VIF-Telecommunications                   0.75%       -       0.34%       1.09%        -            1.09%
NEUBERGER BERMAN
o   AMT Balanced                             0.85%       -       0.22%       1.07%        -            1.07%
o   AMT Growth                               0.84%       -       0.05%       0.89%        -            0.89%
o   AMT Limited Maturity Bond                0.65%       -       0.08%       0.73%        -            0.73%
o   AMT Partners                             0.82%       -       0.05%       0.87%        -            0.87%


---------------------------------------------------------------------------------------------------------------------
                                                                            Total                        Total
      Subaccount's underlying              Management   12b-1    Other      Fund     Waivers and   after waivers and
      Portfolio Name                         Fees       Fees     Fees       Fees     Reductions    reductions, if any
---------------------------------------------------------------------------------------------------------------------
RYDEX
o   Nova                                     0.75%       -       0.70%       1.45%        -            1.45%
o   OTC                                      0.75%       -       0.70%       1.45%        -            1.45%
o   Precious Metals                          0.75%       -       1.43%       2.18%        -            2.18%
o   Ursa                                     0.90%       -       0.99%       1.89%        -            1.89%
o   U.S. Government Bond                     0.50%       -       1.87%       2.37%        -            2.37%
STRONG(7)
o   Mid Cap Growth Fund II                   0.75%       -       0.65%       1.40%      0.20%          1.20%
o   Opportunity Fund II                      0.75%       -       0.65%       1.40%      0.30%          1.10%
THIRD AVENUE
o   Third Avenue Value (8)                   0.90%       -       0.40%       1.30%        -            1.30%
VANGUARD
o   VIF Diversified Value                    0.13%       -       0.35%       0.48%        -            0.48%
o   VIF Equity Income                        0.10%       -       0.22%       0.32%        -            0.32%
o   VIF Equity Index                         0.00%       -       0.18%       0.18%        -            0.18%
o   VIF Growth                               0.12%       -       0.27%       0.39%        -            0.39%
o   VIF Total Bond Market Index              0.01%       -       0.21%       0.22%        -            0.22%
o   VIF High Yield Bond                      0.06%       -       0.22%       0.28%        -            0.28%
o   VIF International                        0.16%       -       0.27%       0.43%        -            0.43%
o   VIF Mid-Cap Index                        0.01%       -       0.29%       0.30%        -            0.30%
o   VIF Money Market                         0.01%       -       0.17%       0.18%        -            0.18%
o   VIF REIT Index                           0.02%       -       0.37%       0.39%        -            0.39%
o   VIF Small Company Growth                 0.21%       -       0.30%       0.51%        -            0.51%

(1) The portfolio adviser (AIC) has contractually agreed to limit annual portfolio operating expenses through December 31, 2002, as reflected above.

(2) Under a contract with the series fund which cannot be terminated or amended except by a vote of the Fund's Board of Trustees, the investment advisor waives its fee and reimburses the portfolio to the extent that, at any time during the life of the portfolio, the portfolio's annual operating expenses exceed 1.00% of the average daily net assets for the Berger IPT-Growth Fund and 1.15% of the average daily net assets for the Berger IPT-Small Company Growth Fund.

(3) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:

                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Small Cap Growth                1.22%

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(5) The Funds' actual other expenses and total annual fund operating expenses were lower than the figures shown because their custodian fees were reduced under expense offset arrangements.

(6) The investment advisor may from time to time voluntarily waive fees and/or reimburse expenses for a portfolio. This would lower the portfolio's overall expense ratio and increase the portfolio's return to investors.

(7) Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20% for the Mid Cap Growth Fund II and at 1.10% for the Opportunity Fund II. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorption after any appropriate notice to the fund's shareholders.

(8) Under current arrangements, whenever, in any fiscal year, the Portfolio's normal operating expenses, including the investment advisory fee, but excluding broker commissions, exceeds 1.30% of the Portfolio's average net assets, the Adviser is obligated to reimburse the Portfolio in an amount equal to that excess.

         Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

         We may receive administrative fees from the investment advisers of certain portfolios. We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         EXAMPLES OF EXPENSES. The following chart shows the overall expenses you would pay under a Policy under certain assumptions on a $1,000 investment with a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the Subaccount listed. In total, these examples assume maximum charges of 0.95% Separate Account annual expenses, the maximum $40 Policy fee (although we currently charge $25), plus the underlying portfolio 2001 expenses. If our current fees are less than the guaranteed maximum fees, your expenses could also be less than shown. The examples assume that the fee waiver and expense reimbursement limits set forth in the chart above will continue for the periods shown in the example, but do not reflect any premium tax charge. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be greater or less than those shown in the chart.

                                                      --------------------------------------------------------------
                                                             Surrender Policy at the end of the time period:
                                                           Annuitize Policy at the end of the time period: or
                                                           Policy is neither surrendered nor annuitized. ($)
--------------------------------------------------------------------------------------------------------------------
          Variable Investment Option                       1 Yr            3 Yr           5 Yr          10 Yr
--------------------------------------------------------------------------------------------------------------------

AMERITAS PORTFOLIOS (subadvisor)
o   Ameritas Growth (Fred Alger)                            $19            $59            $101           $217
o   Ameritas MidCap Growth (Fred Alger)                     $19            $60            $103           $223
o   Ameritas Small Capitalization (McStay)                  $20            $62            $106           $229
o   Ameritas Index 500 (State Street)                       $14            $43             $74           $162
BERGER
o   IPT Growth                                              $20            $62            $106           $229
o   IPT Small Company Growth                                $20            $61            $105           $227
CALVERT PORTFOLIOS
o   CVS Social Balanced                                     $19            $58            $100           $216
o   CVS Social International Equity                         $26            $80            $137           $291
o   CVS Social Mid Cap Growth                               $21            $66            $113           $242
o   CVS Social Small Cap Growth                             $24            $74            $126           $269
SCUDDER
o   VIT EAFE(R)Equity Index                                 $17            $51             $88           $192
o   VIT Small Cap Index                                     $15            $45             $78           $170
FIDELITY
o   VIP Contrafund: Service Class                           $18            $55             $95           $206
o   VIP High Income: Service Class                          $18            $56             $96           $209
o   VIP Investment Grade Bond: Initial Class                $15            $48             $83           $180
o   VIP Mid Cap: Service Class                              $18            $55             $95           $207
INVESCO FUNDS
o   VIF Financial Services                                  $21            $64            $110           $236
o   VIF Health Sciences                                     $21            $64            $109           $235
o   VIF Technology                                          $21            $64            $110           $236
o   VIF Telecommunications                                  $21            $65            $111           $238
NEUBERGER BERMAN(4)
o   AMT Balanced                                            $21            $64            $110           $236
o   AMT Growth                                              $19            $59            $101           $217
o   AMT Limited Maturity Bond                               $17            $54             $92           $200
o   AMT Partners                                            $19            $58            $100           $215
RYDEX(5)
o   Nova                                                    $25            $75            $129           $275
o   OTC                                                     $25            $75            $129           $275
o   Precious Metals                                         $32            $97            $165           $345
o   Ursa                                                    $29            $89            $151           $318
o   U.S. Government Bond                                    $34           $103            $174           $363
STRONG(5)
o   Mid Cap Growth Fund II                                  $22            $68            $116           $250
o   Opportunity Fund II                                     $21            $65            $111           $239
THIRD AVENUE
o   Third Avenue Value                                      $23            $71            $121           $260
VANGUARD(6)
o   VIF Diversified Value                                   $15            $46             $79           $173
o   VIF Equity Income                                       $13            $41             $71           $156
o   VIF Equity Index                                        $12            $37             $64           $140
o   VIF Growth                                              $14            $43             $75           $163
o   VIF Total Bond Market Index                             $12            $38             $66           $144
o   VIF High Yield Bond                                     $13            $40             $69           $151
o   VIF International                                       $14            $44             $77           $168
o   VIF Mid-Cap Index                                       $13            $41             $70           $153
o   VIF Money Market                                        $12            $37             $64           $140
o   VIF REIT Index                                          $14            $43             $75           $163
o   VIF Small Company Growth                                $15            $47             $81           $177
--------------------------------------------------------------------------------------------------------------------

         These examples reflect maximum Separate Account and 2001 underlying portfolio expenses. The $40 guaranteed maximum annual Policy fee is reflected in these examples, based on an average Policy value of $75,000.

         The Fee Tables are designed to help you understand the various costs and expenses that a Policy Owner will bear directly or indirectly. For more information, read this prospectus' FEES section and the prospectus for each Subaccount's underlying portfolio.

FINANCIAL INFORMATION

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix B. Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.


IMPORTANT POLICY PROVISIONS

         The Ameritas NO-LOAD Variable Annuity Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to the Annuitant for as long as the Annuitant lives or for some other period you select. In addition, if the Annuitant dies before those payments begin, the Policy will pay a death benefit to the Annuitant's Beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

    POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if the Annuitant is age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

         Replacing an existing annuity policy is not always your best choice.
                      Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with the Policy's "right to examine" provision within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

         You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or an IRA, Roth IRA, SIMPLE IRA, and SEP, subject to certain limitations. See this prospectus' TAX MATTERS section for details.

o    Application in Good Order
          All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Be certain you identify an Annuitant's Beneficiary and, if the Owner and Annuitant are not the same person, an Owner's Beneficiary if you want someone other than the Annuitant's Beneficiary to receive death benefits payable due to the Owner's premature death.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Signatures of the Owner and Annuitant (if other than the Owner) must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o   Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same Annuitant may not exceed $1 million without our consent.

         Initial Premium
          o    The only premium required. All others are optional.
          o Must be at least $2,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

         Additional Premiums
          o Must be at least $250; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
          o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the Annuitant's 85th birthday or (ii) the Annuity Date.

o   Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account fixed interest rate option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.

          o    Allocations must be in whole percentages, and total 100%.

          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.


         "Right to Examine" Period Allocations
         If you allocate 100% of your initial premium to the Fixed Account, we can immediately honor your allocation. Otherwise, due to state "right to examine" requirements we will allocate all of your initial premium to the Neuberger Berman AMT Liquid Asset Subaccount for 13 days. Then, we will invest your initial premium among the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.


    YOUR POLICY VALUE
         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account options) as well as the deductions for fees under the Policy.

o   Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

o   Fixed Account Value
          The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; plus
          (g)  interest credited on the Fixed Account balance.

    TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o Transfers among investment options.
o Establish systematic transfer programs.
o Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:

o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time), except Rydex Subaccount transactions must be received by 2 p.m. Central Time; if later, the transaction will be processed the next day the NYSE is open.
o Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

    DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of full surrenders or partial withdrawals from the Fixed Account for up to 6 months from the date we receive your Written Notice.

         BENEFICIARY

         You may change Policy Beneficiary(ies) (Owner's Beneficiary and Annuitant's Beneficiary) by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the Owner's Beneficiary, and the Owner's Beneficiary named in the Policy application or subsequently changed will be deemed the contingent Owner's Beneficiary. If both joint Owners die simultaneously and, any death benefit payable because of an Owner's death will be paid to the contingent Owner's Beneficiary.

         If the Owner's Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit payable upon your death, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If there is no named Owner's Beneficiary or Annuitant's Beneficiary, or either dies before you, then you are or your estate is the Beneficiary until you name a new Beneficiary. If you have either a named Annuitant's Beneficiary or Owner's Beneficiary, but not both, we will presume you intend the named person(s) or legal entity to serve both beneficiary roles. (If the Owner and Annuitant are the same person, there is only a need to name an Annuitant's Beneficiary.)

         The Owner's Beneficiary assumes ownership of the Policy upon the Owner's death, and also then receives distribution of Policy assets pursuant to federal tax requirements. The Annuitant's Beneficiary receives the death benefit payable upon the Annuitant's death. If the Owner and Annuitant are the same person, proceeds are paid to the Annuitant's Beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

        POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

        POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY
DISTRIBUTIONS: Withdrawals section for more information.

INVESTMENT OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate all or a part of your premiums among 45 Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described in Appendix A to this prospectus.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

    SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS (also see Appendix A)

     The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans. Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds. You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

                 You bear the risk that the variable investment
                    options you select may fail to meet their
                  objectives, that they could go down in value,
                       and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

o   Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Vanguard VIF Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         FIXED ACCOUNT FIXED INTEREST RATE OPTION

There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. We guarantee that you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. Refer to the Policy for additional details regarding the Fixed Account.


All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. Therefor, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

         TRANSFERS

         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners by having a detrimental effect on investment portfolio management. We reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund advisor, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy Owners would otherwise potentially be adversely affected.

          Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $100 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.

          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
               - 25% of the Fixed account value on the date of the initial transfer during that year;
               - the greatest amount of any similar transfer out of the Fixed Account during the previous 13 months; or
               -    $1,000.

          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the Vanguard VIF Money Market Subaccount.
          o Rydex Subaccount transfers received later than 2 p.m. Central Time are processed the next Business Day.

    THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         SYSTEMATIC TRANSFER PROGRAMS

o   Dollar Cost Averaging Program
         Dollar Cost Averaging allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Vanguard VIF Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time.

Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         Dollar Cost Averaging Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either Written Notice, by telephone transaction instruction, or by Internet when available.
          o    Automatic transfers can only occur monthly.
          o The minimum transfer amount out of the Vanguard VIF Money Market Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o Dollar Cost Averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month anniversary following the date the Policy's "right to examine" period ends.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Vanguard VIF Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing program is elected.

o        Portfolio Rebalancing Program
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:

          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep Program
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:

          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
          o You may have your earnings sweep quarterly, semi-annually or annually.

FEES

         The following repeats and adds to information provided in the FEE TABLES section. Please review both prospectus sections for information on fees.

    NO SALES LOAD

    NO WITHDRAWAL CHARGE

    MORTALITY AND EXPENSE RISK CHARGE

         ' We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is equal to a current annual rate of 0.55% (guaranteed maximum rate of 0.95%) of the value of the net assets in the Separate Account. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at the Annuitant's death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

    ADMINISTRATIVE FEES

         Administrative fees help us cover our cost to administer your Policy.

         Annual Policy Fee
         ' Currently $25. We reserve the right to charge an annual Policy fee not to exceed $40.

         Any Policy Fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value.

    TRANSFER FEE

         ' The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee of $10 may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

    TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

    FEES CHARGED BY THE PORTFOLIOS

         ' Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' FEE TABLES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

POLICY DISTRIBUTIONS

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon the Annuitant's death prior to the Annuity Date. All or part of a death benefit may be taxable.

    WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

                         Withdrawals may be subject to:
                                  - Income Tax
                                  - Penalty Tax

         Withdrawal Rules

          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Policy value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

o    Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

    DEATH BENEFITS

o   Annuitant's Death Benefit
         We will pay the Annuitant's death benefit after we receive Due Proof of Death of the Annuitant's death or as soon thereafter as we have sufficient information about the Annuitant's Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at the Annuitant's death. If the Annuitant's Beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the Annuitant's Beneficiary.

An Annuitant's death benefit is payable upon:
       -   Your Policy being in force;
       -   Receipt of Due Proof of Death of the Annuitant's death;
       -   Election of an annuity income option; and
       - Proof that the Annuitant died before any annuity payments begin. "Due Proof of Death"is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         Upon the last surviving Annuitant's death before the Annuity Date, the Policy will end, and we will pay a death benefit to the named Annuitant's Beneficiary. The death benefit equals the larger of:

     - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option election less any charge for applicable premium taxes; or

     -    the sum of net premiums, less partial withdrawals.

         If you, a joint Owner, or the last surviving Annuitant dies on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o        IRS Required Distribution Upon Death of Owner
         Upon the Owner's death, the Owner's Beneficiary becomes the new Policy Owner and can determine how to distribute Policy value pursuant to IRS requirements. Until a distribution election is made, the Owner's Beneficiary controls Policy value (right to make transfers, etc.). Federal law requires that if your Policy is tax non-qualified and you, the Owner, die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which
(a) is for the benefit of an individual Owner's Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Owner's Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix C.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the IRS required distribution. The "primary Annuitant" is that individual whose life affects the timing or the amount of any death benefit paid under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         ANNUITY INCOME PHASE

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the Annuitant. The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income option.

Annuity payments:
     - require investments to be allocated to our general account, so are not variable.
     -  may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3 % on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o   When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o   Selecting an Annuity Income Option

         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

      The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If the Annuitant dies before the Annuity Date (and the Policy is in force), the Annuitant's Beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o   Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Annuitant or Owner dies, we will pay any unpaid guaranteed payments to the payee's beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

TAX MATTERS

         The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax consideration relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

         When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest money (generally on a pre-tax basis) in an annuity as part of a pension or retirement plan that is subject to requirements and may have additional benefits under the Internal Revenue Code beyond those generally applicable to annuities (e.g., "qualified plan" such as IRAs, TSAs, and the like), your contract is called a "Qualified Policy." Other annuities, in which already taxed money is invested (other than as part of a qualified plan which can accept after-tax deposits), are referred to as a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

    TAXATION OF NONQUALIFIED POLICIES

         If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Policy value over the investment in the Policy (generally, the premiums paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

         The following discussion generally applies to Policies owned by natural persons.

o Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Policy value immediately before the distribution over the Owner's investment in the Policy (generally, the premiums paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

o Penalty Tax on Certain Withdrawals. In the case of a distribution from a Nonqualified Policy, a federal tax penalty equal to 10% of the amount treated as income may be imposed. In general, however, there is no penalty on distributions:
     -    made on or after the taxpayer reaches age 59 1/2;
     -    made on or after an Owner's death;
     -    attributable to the taxpayer's becoming disabled; or
     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

o Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

o Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under an annuity income option, they are taxed in the same way as annuity payments.

o Transfers, Assignment or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain dates for annuity payments to begin, or the exchange of the Policy may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

o Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

o Withholding for Nonresident Alien Owners. Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

o Multiple Policies. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount of gain includible in such Owner's income when a taxable distribution occurs.

o Further Information. We believe that the Policy qualifies as an annuity contract for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

         TAXATION OF QUALIFIED POLICIES

         The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.


o Individual Retirement Accounts (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of (1) $3,000 in Year 2002, $4,000 in 2003, $5,000 in
  2004 and thereafter, or (2) 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the optional guaranteed minimum death benefit provision(s) in the Policy comports with IRA qualification requirements.


o Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amount with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exception) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

o Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes guaranteed minimum death benefit options that in some cases may exceed the greater of the premiums or the Policy value. The standard death benefit or optional guaranteed minimum death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

o Nontransferrability. You may not transfer, assign or sell your tax-qualified policy to anyone (except in the case of transfer incident to divorce). o Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Qualified Policies generally are subject to withholding for the Owner's Federal Income Tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

         POSSIBLE TAX LAW CHANGES

         Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

         We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

MISCELLANEOUS

    ABOUT OUR COMPANY


Ratings:   A.M. Best - A+ (Superior), second highest of Best's 15 ratings for financial strength and operating performance.
           Standard & Poor's - AA (Very Strong), third highest of S&P's 21 ratings for insurer financial strength.
           Weiss Research, Inc. - A- (Excellent), third highest of Weiss's 16 ratings for fiscal strength.
           (These ratings do not bear on the investment performance of assets held in the Separate Account or on the degree of risk in investments in the Separate Account.)

Award:     1999 Better Business Bureau National Torch Award
           Ameritas Life Insurance Corp. and its affiliated companies were among only 22 finalists honored by this award for marketplace ethics. We were sited for "demonstrating the highest level of integrity in [our] practice toward customers, employees, suppliers, industry peers, and the communities where [we] do business."

         Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are an indirectly wholly owned subsidiary of Ameritas Acacia Mutual Holding Company ("Ameritas Acacia"). As of December 31, 2001, Ameritas Acacia and its subsidiaries had total "GAAP" (accounting principles generally accepted in the United States of America) assets of over $7.1 billion. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 2 of this prospectus, or the cover page or last page for information on how to contact us.)


         We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. The Ameritas Acacia companies are a diversified family of financial services businesses offering the above listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

    DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company, our ultimate parent company, is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can be purchased directly from us through our direct consumer services, with salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.


         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized).

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings.

         If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.


         DISTRIBUTION OF MATERIALS

         We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several Owners with the same last name who share a common address or post office box.

         ADVERTISING

         From time to time, we may advertise several types of performance for the Subaccount variable investment options. We may also advertise ratings, rankings or other information related to us, the Subaccounts or the underlying portfolios. The following is a description of types of performance reporting:

         Total return is the overall change in the value of an investment in a Subaccount variable investment option over a given period of time.

         Standardized average annual total return is calculated in accordance with SEC guidelines. This shows the percentage return on $1,000 invested in the Subaccounts over the most recent 1, 5 and 10 year periods. If the variable investment option was not available for the full period, we give a history from the date money was first received in that option. This return reflects deduction of all recurring Policy charges during each period (i.e. mortality and expense risk charges, annual Policy fees, administrative expenses, and any applicable withdrawal charges) as well as charges for those optional features usually purchased with the Policy or marketed by us as integral features to purchase with the Policy. Standardized returns may reflect current waiver of any fees or current charges that are lower than our guaranteed maximum charges.

         Non-standardized average annual total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Subaccount's underlying portfolio has been in existence longer than the Subaccount, we may show non-standardized performance for periods that begin on the inception date of the underlying portfolio, rather than the inception date of the Subaccount. Otherwise, non-standardized average annual total return is calculated in a similar manner as that stated above, except we do not include the deduction of any applicable withdrawal charge (e.g., we assume the Policy continues beyond the period shown), and some non-standardized returns may be based on Policy sizes where the Policy fee would be waived. Non-standardized returns may also assume none or only some of the optional features are elected.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

         WAIVER OF CERTAIN FEES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee.

         Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any fees may be subject to state approval.

APPENDIX A:  Variable Investment Option Portfolios

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

---------------------------------------- -------------------------------------- --------------------------------------
          Separate Account
              Portfolio                            Investment Strategy                 Investment Objective
---------------------------------------- -----------------------------------------------------------------------------
AMERITAS PORTFOLIOS                          Offered through Calvert Variable Series, Inc. Ameritas Portfolios
             (Subadvisor)                                   Advised by Ameritas Investment Corp

---------------------------------------- -----------------------------------------------------------------------------
Ameritas Growth                          Common stocks of large U.S.
      (Fred Alger)                       companies with broad product           Long-term capital growth.
                                         lines, markets, financial
                                         resources and depth of management.
---------------------------------------- -------------------------------------- --------------------------------------
Ameritas MidCap Growth                   Common stocks of midsize U.S.
         (Fred Alger)                    companies with promising growth        Long-term capital growth.
                                         potential.
---------------------------------------- -------------------------------------- --------------------------------------

                                         Common stocks of small,
                                         fast-growing U.S. companies that
Ameritas Small Capitalization            offer innovative products,
         (McStay)                        services or technologies to a          Long-term capital growth.
                                         rapidly expanding marketplace.

---------------------------------------- -------------------------------------- --------------------------------------
Ameritas Index 500                       Common stocks of U.S. companies on     Results that correspond to the S&P
         (State Street)                  the S&P 500 Index.                     500 Index company common stocks.
---------------------------------------- -----------------------------------------------------------------------------
                BERGER                               Offered through Berger Institutional Products Trust
                                                                    Advised by Berger LLC
---------------------------------------- -------------------------------------- --------------------------------------
IPT-Growth                               Common stocks of established           Long-term capital growth.
                                         companies with potential for growth.
---------------------------------------- -------------------------------------- --------------------------------------
                                         Common stocks of small companies
IPT-Small Company Growth                 with potential for rapid revenue and   Capital growth.
                                         earnings growth.
---------------------------------------- -----------------------------------------------------------------------------

          CALVERT PORTFOLIOS              Offered through Calvert Variable Series, Inc. Calvert Social Portfolios
                                                        Advised by Calvert Asset Management Company

---------------------------------------- -----------------------------------------------------------------------------
CVS Social Balanced                      Mostly large-cap growth oriented
                                         common stock of U.S. companies,
                                         with some bonds and money market       Income and capital growth through
                                         instruments.                           social criteria screened investments.
---------------------------------------- -------------------------------------- --------------------------------------
CVS Social International Equity          Common stocks of mid to large cap      High total return through social
                                         companies.                             criteria screened investments.
---------------------------------------- -------------------------------------- --------------------------------------
CVS Social Mid Cap Growth                Common stocks of mid size companies    Long-term capital growth through
                                                                                social criteria screened investments.
---------------------------------------- -------------------------------------- --------------------------------------
CVS Social Small Cap Growth              Common stocks of small cap             Long-term capital growth through
                                         companies.                             social criteria screened investments.
---------------------------------------- -----------------------------------------------------------------------------

                SCUDDER                             Offered through Deutsche Asset management VIT Funds
                                                         Advised by Deutsche Asset Management, Inc.

---------------------------------------- -------------------------------------- --------------------------------------
                                         Stocks and other securities            Match, before expenses, performance
VIT EAFE(R)Equity Index                  representative of the EAFE Index as    of the Morgan Stanley Capital
                                         a whole.                               International EAFE Index.
---------------------------------------- -------------------------------------- --------------------------------------
                                         Statistically selected sample of the   Match, before expenses, performance
VIT Small Cap Index                      securities found in the Russell 2000   of the Russell 2000 Small Stock
                                         Index.                                 Index.
---------------------------------------- -----------------------------------------------------------------------------
               FIDELITY                                 Offered through Variable Insurance Products
                                                    Advised by Fidelity Management and Research Company
---------------------------------------- -----------------------------------------------------------------------------

VIP Contrafund(R): Service Class         Common stocks of companies whose
                                         value is not fully recognized.         Long-term capital growth.

---------------------------------------- -------------------------------------- --------------------------------------
                                         High yielding fixed-income
VIP High Income: Service Class           securities, while also considering
                                         growth of capital.                     High level of current income.
---------------------------------------- -------------------------------------- --------------------------------------
VIP Investment Grade Bond:               U.S. dollar-denominated
    Initial Class                        investment-grade bonds, allocated
                                         across different market sectors and
                                         maturities, and managed to have        High level of current income
                                         similar overall interest rate risk     consistent with preservation of
                                         to the Lehman Brothers Aggregate       capital.
                                         Bond Index.
---------------------------------------- -------------------------------------- --------------------------------------
                                         Common stocks of companies, mostly
                                         with medium market capitalizations
VIP Mid Cap: Service Class               (similar to companies in the S&P       Long-term capital growth.
                                         MidCap 400).
---------------------------------------- -------------------------------------- --------------------------------------


                                     -A:1-

---------------------------------------- -------------------------------------- --------------------------------------
          Separate Account
              Portfolio                            Investment Strategy                 Investment Objective
---------------------------------------- -----------------------------------------------------------------------------
             INVESCO FUNDS                        Offered through INVESCO Variable Investment Funds, Inc.
                                                            Advised by INVESCO Funds Group, Inc.
---------------------------------------- -----------------------------------------------------------------------------
VIF Financial Services                   Common stocks of companies involved    Long-term capital growth.
                                         in the financial services sector.
---------------------------------------- -------------------------------------- --------------------------------------
                                         Common stocks of companies that
                                         develop, produce or distribute
VIF Health Sciences                      products or services related to        Long-term capital growth.
                                         health care.
---------------------------------------- -------------------------------------- --------------------------------------
VIF Technology                           Common stocks of companies engaged     Long-term capital growth.
                                         in technology-related industries.
---------------------------------------- -------------------------------------- --------------------------------------
                                         Common stocks of companies engaged
                                         in the design, development,
                                         manufacture, distribution, or sale
VIF Telecommunications                   of communications services and         Long-term capital growth and current
                                         equipment, and companies involved in   income.
                                         supplying equipment or services to
                                         such companies.
---------------------------------------- -------------------------------------- --------------------------------------
           NEUBERGER BERMAN                     Offered through Neuberger Berman Advisers Management Trust.
                                                        Advised by Neuberger Berman Management Inc.
---------------------------------------- -----------------------------------------------------------------------------
AMT Balanced                             Common stocks of mid-cap companies     Capital growth and current income
                                         and short-term fixed income            without undue risk to principal.
                                         securities.
---------------------------------------- -------------------------------------- --------------------------------------
                                         Common stocks, often of companies
AMT Growth                               that may be temporarily out of         Long-term capital growth.
                                         favor in the market.
---------------------------------------- -------------------------------------- --------------------------------------
AMT Limited Maturity Bond                Fixed and variable rate debt           Current income; secondarily, total
                                         securities.                            return.
---------------------------------------- -------------------------------------- --------------------------------------
AMT Partners                             Common stocks of mid- to large-cap     Capital growth.
                                         companies.
---------------------------------------- -----------------------------------------------------------------------------

                 RYDEX                                      Offered through Rydex Variable Trust
                                                             Advised by Rydex Global Advisors.

---------------------------------------- -----------------------------------------------------------------------------
Nova                                     Leveraged instruments including        150% of the daily performance of
                                         futures contracts and options, and     the S&P 500 Index
                                         equity securities.
---------------------------------------- -------------------------------------- --------------------------------------
OTC                                      Mostly securities of companies in      Match the performance of the
                                         the NASDAQ 100 Index.                  NASDAQ 100 Index.
---------------------------------------- -------------------------------------- --------------------------------------
Precious Metals                          Equity securities of U.S. and          Capital growth.
                                         foreign precious metals companies.
---------------------------------------- -------------------------------------- --------------------------------------
                                         futures contracts and options,
                                         repurchase agreements and sell         Investment results that inversely
Ursa                                     securities short.  The portfolio       correlate to the performance of
                                         does not own any S&P 500 Index         the S&P 500 Index.
                                         securities.
---------------------------------------- -------------------------------------- --------------------------------------
U.S. Government Bond                     U.S. Government securities and         120% of the daily price movement
                                         leveraged instruments, such as         of the Long Treasury Bond.
                                         certain futures and options
                                         contracts.
---------------------------------------- -----------------------------------------------------------------------------
                                                 Offered through Strong Variable Insurance Funds, Inc., and
                STRONG                                        Strong Opportunity Fund II, Inc.
                                                         Advised by Strong Capital Management, Inc.
---------------------------------------- -----------------------------------------------------------------------------
Mid Cap Growth Fund II                   Stocks of medium-capitalization        Capital growth.
                                         companies that have favorable
                                         prospects for growth of earnings and
                                         capital appreciation.
---------------------------------------- -------------------------------------- --------------------------------------
                                         Stocks of medium-capitalization
Opportunity Fund II                      companies that are underpriced, yet
                                         have attractive growth prospects.      Capital growth.
---------------------------------------- -----------------------------------------------------------------------------
             THIRD AVENUE                            Offered through Third Avenue Variable Series Trust
                                                               Advised by EQSF Advisers, Inc.
---------------------------------------- -----------------------------------------------------------------------------

Third Avenue Value                       Primarily common stocks of             Long-term capital growth.
                                         companies with strong balance
                                         sheets which the manager considers
                                         undervalued, often smaller
                                         companies.


                                     -A:2-

---------------------------------------- -------------------------------------- --------------------------------------
          Separate Account
              Portfolio                            Investment Strategy                 Investment Objective
---------------------------------------- -----------------------------------------------------------------------------
VANGUARD (Advisor)                                    Offered through Vanguard Variable Insurance Fund
---------------------------------------- -----------------------------------------------------------------------------
VIF Diversified Value                    Common stocks of undervalued and out of    Long-term capital growth and
    (Barrow, Hanley, Mewhinney &         favor large and medium-size companies.     moderate dividend income.
Strauss, Inc.)
---------------------------------------- ------------------------------------------ ----------------------------------
                                         Common stocks of well-established
VIF Equity Income                        companies that pay relatively high         High level of current income and
    (Newell Associates)                  levels of dividend income and have         potential for long-term growth
                                         potential for capital appreciation.        of capital and income.
---------------------------------------- ------------------------------------------ ----------------------------------

                                                                                   Long-term growth of capital and
                                         Hold all stocks in the Standard and       income by attempting to match
VIF Equity Index                         Poor's 500 Composite Stock Price Index    the performance of a broad-based
    (The Vanguard Fixed Income Group)    in roughly the same proportion to their   market index of stocks of large
                                         weighting in the Index.                   U.S. companies.

---------------------------------------- ------------------------------------------ ----------------------------------
VIF Growth
    (Lincoln Capital Management          Stocks of large-cap high-quality           Long-term capital growth.
Company)                                 seasoned U.S. companies.
---------------------------------------- ------------------------------------------ ----------------------------------

                                                                                    High level of income by
                                         Sample of fixed-income and                 attempting to match the
VIF Total Bond Market Index              mortgage-backed securities included in     performance of a broad-based
    (The Vanguard Fixed Income Group)    the Lehman Brothers Aggregate Bond Index.  market index of publicly traded, investment-grade bonds.

---------------------------------------- ------------------------------------------ ----------------------------------
VIF High Yield Bond
    (Wellington Management Company,      Diversified group of high-yielding,        High level of income.
LLP)                                     higher-risk corporate "junk" bonds.
---------------------------------------- ------------------------------------------ ----------------------------------
VIF International
    (Schroder Investment Management      Stocks of seasoned companies located       Long-term capital growth.
North America Inc.)                      outside of the U.S.
---------------------------------------- ------------------------------------------ ----------------------------------

                                                                                    Long-term growth of capital and
                                         Stocks of companies in the Standard and    income by attempting to match
VIF Mid-Cap Index                        Poor's Mid-Cap 400 Index in roughly the    the performance of a broad-based
    (The Vanguard Fixed Income Group)    same proportion to their weighting in      market index of stocks of medium
                                         the Index.                                 U.S. companies.
---------------------------------------- ------------------------------------------ ----------------------------------
VIF Money Market                         High quality, short-term money market      Current income consistent with
    (The Vanguard Fixed Income Group)    instruments.                               liquidity and stability.
---------------------------------------- ------------------------------------------ ----------------------------------
                                                                                    High level of income and
VIF REIT Index                           Stocks of real estate investment trusts.   moderate long-term capital
    (The Vanguard Fixed Income Group )                                              growth.

---------------------------------------- ------------------------------------------ ----------------------------------
                                         Stocks of smaller companies with
VIF Small Company Growth                 favorable prospects for growth but
    (Granahan Investment Management,     usually with little or no dividend         Long-term capital growth.
Inc.)                                    income.
---------------------------------------- ------------------------------------------ ----------------------------------

                                     -A:3-

APPENDIX B: Accumulation Unit Values

    The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. The Separate Account's financial statements can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Number (#) of
                                                                                   Value ($) at     Accumulation Units
  Subaccount (date Subaccount was added to the                  Value ($)at        End of Year        At End of Year
                     Policy)                        Year        Inception         (December 31)       (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
AMERITAS PORTFOLIOS - Subadvisor

    Ameritas Growth - Alger (05/01/2000)            2000           68.54              54.709                   168
                                                    2001                              47.788                   423
    Ameritas MidCap Growth - Alger (05/01/2000)     2000           36.52              35.315                 2,708
                                                    2001                              32.515                   579
    Ameritas Small Capitalization - McStay          2000           56.27              40.420                     0
      05/01/2000)                                   2001                              29.298                   787
    Ameritas Index 500 - State Street               2000          167.46             150.698                 2,357
      (05/01/2000)                                  2001                             131.170                 1,515
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
BERGER
    IPT Growth (01/22/1997)                         1997           10.97              11.748                12,757
                                                    1998                              13.558                14,689
                                                    1999                              23.018                 5,265
                                                    2000                              16.430                 9,617
                                                    2001                              11.020                 8,409
    IPT Small Company Growth (01/22/1997)           1997           10.38              11.979                 5,387
                                                    1998                              12.111                 7,506
                                                    1999                              20.070                20,004
                                                    2000                              21.351                38,177
                                                    2001                              14.116                13,521
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
CALVERT PORTFOLIOS
    CVS Social Balanced (05/01/2000)                2000            2.18               2.093                 7,016
                                                    2001                               1.935                24,259
    CVS Social International Equity (05/01/2000)    2000           23.95              21.191                   147
                                                    2001                              14.558                 1,512
    CVS Social Mid Cap Growth (05/01/2000)          2000           32.04              31.030                     0
                                                    2001                              27.132                 1,230
    CVS Social Small Cap Growth (05/01/2000)        2000           14.66              13.580                     0
                                                    2001                              15.052                   509
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
SCUDDER
    VIT EAFE Equity Index (05/01/2000)              2000           12.83              11.286                 8,634
                                                    2001                               8.445                 3,288
    VIT Small Cap Index (05/01/2000)                2000           11.92              11.159                   292
                                                    2001                              11.332                 1,552
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
FIDELITY
    VIP Contrafund(R): Service Class (05/01/2000)   2000           25.40              23.567                 1,139
                                                    2001                              20.526                 3,550
    VIP High Income: Service Class (05/01/2000)     2000           10.05               8.150                     0
                                                    2001                               6.380                     0
    VIP Investment Grade Bond: Initial Class        2000           11.50              12.541                 1,305
(05/01/2000)                                        2001                              13.581                 5,292
    VIP Mid Cap: Service Class (05/01/2000)         2000           18.02              20.219                10,024
                                                    2001                              19.419                13,942
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
INVESCO FUNDS
    VIF-Financial Services (05/01/2001)             2001           12.85              12.430                 1,489
    VIF-Health Sciences (05/01/2001)                2001           17.78              18.199                 5,716
    VIF-Technology (05/01/2001)                     2001           21.57              15.317                 5,212
    VIF-Telecommunications (05/01/2001)             2001            9.83               5.569                   362

-------------------------------------------------- -------- ---------------- ----------------- -----------------------



                                     -B:1-

----------------------------------------------------------------------------------------------------------------------
                                                                                                      Number (#) of
                                                                                   Value ($) at     Accumulation Units
  Subaccount (date Subaccount was added to the                  Value ($)at        End of Year        At End of Year
                     Policy)                        Year        Inception         (December 31)       (December 31)
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
NEUBERGER BERMAN

    AMT Balanced (01/22/1997)                       1997           16.57              18.892                11,464
                                                    1998                              21.036                15,849
                                                    1999                              27.889                 6,962
                                                    2000                              26.421                 6,429
                                                    2001                              22.750                 6,677
    AMT Growth (01/22/1997)                         1997           27.51              30.355                 2,405
                                                    1998                              34.807                 4,829
                                                    1999                              51.574                 4,428
                                                    2000                              45.560                 6,001
                                                    2001                              31.532                 6,120
    AMT Limited Maturity Bond (01/22/1997)          1997           14.08              14.899                33,642
                                                    1998                              15.437                76,589
                                                    1999                              15.549                22,169
                                                    2000                              16.481                21,626
                                                    2001                              17.818                11,857
    AMT Partners (01/22/1997)                       1997           17.31              20.480                28,567
                                                    1998                              21.182                52,142
                                                    1999                              22.574                40,952
                                                    2000                              22.565                27,205
                                                    2001                              21.792                26,791
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
RYDEX
    Nova (05/01/1999)                               1999           17.92              18.547                25,185
                                                    2000                              14.675                35,055
                                                    2001                              11.145                28,887
    OTC (05/01/1999)                                1999           22.87              39.299                49,403
                                                    2000                              24.107                29,501
                                                    2001                              15.529                35,649
    Precious Metals (05/01/1999)                    1999            6.59               5.425                 7,344
                                                    2000                               4.273                53,816
                                                    2001                               4.798                60,964
    Ursa (05/01/1999)                               1999            5.71               5.347                 1,087
                                                    2000                               6.189                 4,136
                                                    2001                               7.074                 9,659
    U.S. Government Bond (05/01/1999)               1999           11.83              10.170                     0
                                                    2000                              12.101                19,736
                                                    2001                              12.034                 5,690
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
STRONG
    Mid Cap Growth II (01/22/1997)                  1997           10.69              12.888                 1,460
                                                    1998                              16.461                13,361
                                                    1999                              31.028                24,538
                                                    2000                              26.224                27,487
                                                    2001                              18.042                20,680
    Opportunity II (01/22/1997)                     1997           19.62              23.979                 1,876
                                                    1998                              27.024                20,379
                                                    1999                              36.187                19,783
                                                    2000                              38.288                23,216
                                                    2001                              36.643                24,908
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
THIRD AVENUE
    Third Avenue Value (05/01/2001                  2001           16.50              17.228                10,041
-------------------------------------------------- -------- ---------------- ----------------- -----------------------
VANGUARD
    VIF Diversified Value (05/01/2001)              2001           11.36              10.638                 3,188
    VIF Equity Income (05/01/2001)                  2001           20.48              19.723                   750
    VIF Equity Index (05/01/2001)                   2001           32.71              29.809                 9,766
    VIF Growth (05/01/2001)                         2001           17.12              14.321                 1,154
    VIF Total Bond Market Index (05/01/2001)        2001           10.75              11.252                 6,720
    VIF High Yield Bond (05/01/2001)                2001            8.66               8.561                 7,003
    VIF International (05/01/2001)                  2001           14.16              12.324                 3,450
    VIF Mid-Cap Index (05/01/2001)                  2001           13.28              13.210                 4,502
    VIF Money Market (05/01/2001)                   2001            1.00               1.017             3,747,844
    VIF REIT Index (05/01/2001)                     2001           11.84              13.001                 1,754
    VIF Small Company Growth (05/01/2001)           2001           15.47              16.384                14,257

-------------------------------------------------- -------- ---------------- ----------------- -----------------------


                                     -B:2-

APPENDIX C: Tax-Qualified Plan Disclosures

                                      Index

Disclosure Statement for IRA, SEP IRA, SIMPLE IRA, & Roth IRA plan....Page C: 1



DISCLOSURE STATEMENT                                  |                     IRA
AMERITAS LIFE INSURANCE CORP.                         |                 SEP IRA
(we, us, our, the Company)                            |              SIMPLE IRA
                                                      |                ROTH IRA
               for annuity policies issued as a(n):



                                Table of Contents

Part I: Purpose; Your Right to Cancel Your IRA
----------------------------------------------
Part II. Provisions of the IRA Law
----------------------------------

   A. Eligibility
   B. Nontransferability
   C. Nonforfeitability
   D. Premium
   E. Contribution Limits
   F. Distribution Requirements

Part III: Restrictions and Tax Considerations
---------------------------------------------
   A. Timing of Contributions
   B. Timing of Roth IRA Conversions
   C. Deductible IRA Contributions
   D. Non-deductible Regular IRA Contributions
   E. Effects of Conversion of Regular IRA to Roth IRA
   F. Recharacterization of IRA and Roth IRA Contributions
   G. Excess Contributions
   H. Loans and Prohibited Transactions
   I. Taxation of Regular IRA Distributions
   J. Taxation of Roth IRA Distributions
   K. Lump Sum Distribution
   L. Premature IRA Distribution
   M. Minimum Required Distributions
   N. Tax Filing - Regular IRAs
   O. Tax Filing - Roth IRA
Part IV: Status of our IRA Plan
-------------------------------
Part V:  Financial Disclosure
-----------------------------

For purchasers of a Internal Revenue Code Section 408(b) Individual Retirement Annuity (IRA) Plan, 408(k) Simplified Employee Pension (SEP IRA) Plan, 408(p) Savings Incentive Match (SIMPLE IRA) Plan or a 408A Roth IRA, please review the following:

Part I.  PURPOSE; YOUR RIGHT TO CANCEL YOUR IRA

The information provided in this Disclosure Statement is provided pursuant to Internal Revenue Service (IRS) requirements. It does not constitute legal or tax advice. For that, contact your own legal or tax advisor. Numerical references refer to sections of the Internal Revenue Code (IRC).

If you have any questions about your Policy, please contact us at the address and telephone number shown below. For further information about IRAs, contact your personal tax advisor, any district office of the IRS, or consult IRS publication 590: Individual Retirement Arrangements. Pub. 590 can be obtained by calling 1-800-TAX-FORM (829-3676).

After you establish an IRA Plan with us, you may revoke your IRA within a limited time and receive a full refund of any initial premium paid. The period to revoke will not be less than seven days following the date your IRA plan policy is issued. To do so, send a signed and dated written notice and your Policy to us at:

                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 81889
                                Lincoln, NE 68501
                            Telephone 1-800-255-9678

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After your Policy's free look period expires, you cannot forfeit your interest in your IRA or transfer ownership to another person.

Part II.  PROVISIONS OF THE IRA LAW

Your variable annuity Policy can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, a Simplified Employee Pension Plan (SEP IRA), or a salary reduction Simplified Employee Pension Plan (SARSEP), a SIMPLE IRA, or a Roth IRA. A separate policy must be purchased for each individual under each plan. State income tax treatment of IRAs varies; this disclosure only discusses the federal tax treatment of IRAs. While provisions of the IRA law are similar for all such plans, the major differences are set forth under the appropriate topics below.

                                     -C: 1-

A.   ELIGIBILITY

Regular IRA Plan: Any person under age 70 1/2 and earning income from personal services may establish an IRA Plan, although deductibility of the contributions is determined by adjusted gross income ("AGI") and whether the person (or person's spouse) is an "active participant" in an employer sponsored retirement plan.

Rollover IRA: This is an IRA plan purchased with your distributions from another IRA (including a SEP IRA, SARSEP or SIMPLE IRA), a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA). Amounts transferred as Rollover Contributions are not taxable in the year of distribution (provided the rules for Rollover treatment are satisfied) and may or may not be subject to withholding. Rollover Contributions are not deductible.

Spousal IRA Arrangement: A Spousal IRA, consisting of a separate contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has less taxable compensation, if any, for the tax year than the working spouse, and is under age 70 1/2 at the end of the tax year.

Divorced spouses can continue a Spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

Roth IRAs: A Roth IRA must be designated as such when it is established. Eligibility to contribute or convert to a Roth IRA is subject to income and other limits. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

   1.A regular Roth IRA is a Roth IRA established to receive annual contributions and/or qualified rollover contributions (including IRA conversion contributions) from other Roth IRAs or from other IRAs if permitted by the policy and endorsement. Unlike Regular IRAs, contributions to a Roth IRA are not deductible for tax purposes. However, any gain accumulated in a Roth IRA may be nontaxable, depending upon how and when withdrawals are made.

   2.A Roth Conversion IRA is a Roth IRA established to receive only rollovers or conversions from non-Roth IRAs made in the same tax year and is limited to such contributions.

   3.Spousal Roth IRA Arrangement: A Spousal Roth IRA may be set up for a
     "non-working" spouse who has less taxable compensation, if any, for the tax year than the "working" spouse, regardless of age, provided the spouses file a joint tax return and subject to the adjusted gross income ("AGI") limits described in Part II, Maximum Contributions--Spousal Roth IRA Arrangement. Divorced spouses can continue a Spousal Roth IRA or start a regular Roth IRA based on standard Roth IRA eligibility rules. Taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of Roth IRA eligibility limits.

Simplified Employee Pension Plan (SEP IRA): An employee is eligible to participate in a SEP IRA Plan based on eligibility requirements set forth in IRS form 5305-SEP.

Salary Reduction Simplified Employee Pension Plan (SARSEP): An employee may participate in a SARSEP plan based on eligibility requirements set forth in IRS form 5305A-SEP or the plan document provided by the employer. New SARSEP plans may not be established after December 31, 1996. SARSEPs established prior to January 1, 1997, may continue to receive contributions after 1996, and new employees hired after 1996 are also permitted to participate in such plans.

Savings Incentive Match Plan for Employees of Small Employers (SIMPLE IRA): An employee may participate in a SIMPLE IRA Plan based on eligibility requirements set forth in IRS Form 5304-SIMPLE or other plan document provided by the employer. A SIMPLE IRA must be established as such, thus some policies may not be available for use with a SIMPLE IRA Plan.

B.   NONTRANSFERABILITY

You may not transfer, assign or sell your IRA Plan to anyone (except in the case of transfer incident to divorce).

C.   NONFORFEITABILITY

The value of your IRA Plan belongs to you at all times, without risk of forfeiture.

D.   PREMIUM

The annual premium (if applicable) of your IRA Plan or Roth IRA may not exceed the lesser of $2,000, or 100% of compensation for the year (or for Spousal IRAs, or Spousal Roth IRAs, the combined compensation of the spouses reduced by any Roth IRA or deductible IRA contribution made by the "working" spouse). Any premium in excess of or in addition to $2,000 will be permitted only as a "Rollover Contribution" (or "Conversion" contribution to a Roth IRA). Your contribution must be made in cash. For IRAs established under SEP Plans (SEP
IRAs), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a SARSEP Plan established prior to January 1, 1997, annual premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases). Premiums under a SIMPLE IRA are limited to permissible levels of annual employee elective contributions (up to $6,000 adjusted for cost of living increases) plus the applicable percentage of employer matching contributions (up to 3% of compensation but not in excess of $6,500, as adjusted) or of employer non-elective contributions (2% of compensation (subject to the cap under Code Section 401(a)(17) as indexed) for each eligible employee).

E.   CONTRIBUTION LIMITS


Regular IRA Plan: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to (1) 100% of your compensation or (2) $3,000 in Year 2002, $4,000 in 2003, and $5,000 in 2004 and
thereafter, whichever is less. Further, this is the maximum amount you may contribute to all IRAs in a year (including Roth IRAs, but not Education IRAs or employer contributions or salary deferrals made to SEP or SIMPLE IRAs). The amount of permissible contributions to your Regular IRA may or may not be deductible. Whether IRA contributions other than Rollovers) are deductible depends on whether you (or your spouse, if married) are an active participant in an employer-sponsored retirement plan and whether your adjusted gross income is above the "phase-out level." You will only be deemed to be an active


                                     -C: 2-
participant and your deductions for contributions subject to phase-out because of your spouse's participation in an employer- sponsored retirement plan, if your combined adjusted gross income exceeds $150,000. See Part III. C., Deductible IRA Contributions.


Rollover IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a rollover to an IRA:

    1.Participant Rollovers are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs (including SEPs, SARSEPs, and SIMPLE IRAs). Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distributing plan per 12 month period, while direct IRA to IRA transfers (where you do not directly receive a distribution) are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2 year period following the date you first participate in any SIMPLE Plan maintained by your employer.

    2.Direct Rollovers are available to participants, surviving spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth and Roth Conversion IRAs, that follow.

Certain distributions are not considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA; (3) required minimum distributions made during or after the year you reach age 70 1/2 or, if later and applicable, the year in which you retire; and (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed. Also, hardship distributions made from 401(k) or 403(b) plans are no longer considered eligible rollover distributions except as otherwise permitted by the Internal Revenue Service. The Internal Revenue Service announced transition relief from this rule for 1999.

At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later be able to roll the value of the IRA into a new employer's plan provided you make no contributions to the IRA other than from the first employer's plan. This is known as "Conduit IRA," and you should designate your annuity as such when you complete your application.


Spousal IRA Arrangement: In any year that your annuity is maintained under the rules for a Spousal IRA, the maximum combined contribution to the Spousal IRA and the "working" spouse's IRA is the lesser of (1) 100% of the combined compensation of both spouses which is includable in gross income (reduced by the amount of any contributions to a Roth IRA or the amount allowed as a deduction to the "working" spouse for contribution to his or her own IRA) or (2) $6,000 in Year 2002, $8,000 in 2003, and $10,000 in 2004 and thereafter. No more than $3,000 in Year 2002, $4,000 in 2003, and $5,000 in 2004 and thereafter may be contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an "active participant" in an employer-sponsored retirement plan for the year, and whether the adjusted gross income of the couple is above the applicable phase-out level. (See Part III. C., DEDUCTIBLE IRA CONTRIBUTIONS).

The contribution limit for divorced spouses is the lesser of (1) $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter, or (2) the total of the taxpayer's taxable compensation and alimony received for the year. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum deductible contribution limits).


Roth IRA: The maximum total annual contribution an individual can make to all IRAs (including Roth IRAs, but not Education, SARSEP or SIMPLE IRAs) is the lesser of (1) $3,000 in year 2002, $4,000 in year 2003 and $5,000 in 2004 and thereafter, or (2) 100% of compensation. (This limit does not apply to rollover contributions, which includes amounts converted from a Regular IRA to a Roth
IRA). If an individual contributes to both a Regular IRA and Roth IRA for the same tax year, contributions are treated as first made to the Regular IRA. For Roth IRAs, this $2,000 limitation is phased out for adjusted gross incomes between $150,000 and $160,000 for joint filers; between $95,000 and $110,000 for single taxpayers; and between $0 and $10,000 for married individuals who file separate tax returns. Adjusted Gross Income ("AGI") for this purpose includes any deductible contribution to a Regular IRA, (i.e., the deduction is disregarded) but does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA.

Rollovers and transfers may also be made from one Roth IRA to another. Such rollovers or transfers are generally subject to the same timing and frequency rules as apply to Participant Rollovers and transfers from one Regular or Rollover IRA to another. (See Part II, CONTRIBUTION LIMITS: Rollover IRA, above).

Also, rollovers or conversions may be made from non-Roth IRAs to a Roth IRA. These contributions can be commingled with regular Roth contributions if your policy permits. To be eligible to make such a conversion or rollover from a non-Roth IRA, the taxpayer's ("AGI") for the taxable year cannot exceed $100,000 (joint or individual) and he or she must not be married filing a separate tax return (unless the taxpayer lives apart from his of her spouse at all times during the year). A rollover from a non-Roth IRA to a Roth IRA does not count toward the limit of one rollover per IRA in any 12-month period under the normal IRA rollover rules. Also, eligible rollover distributions received by you or your spouse from a qualified plan other than an IRA, may not be directly rolled over to a Roth IRA. However, you may be able to roll such a distribution over to a non-Roth IRA, then convert that IRA to a Roth IRA. Also if you are eligible to make a conversion, you may transfer amounts from most non-Roth IRAs (other than Education IRAs). Conversion of an individual's SIMPLE IRA is only permitted after expiration of the 2-year period which begins on the date the individual first participated in any SIMPLE IRA Plan of the employer. Once an amount in a SIMPLE IRA or SEP has been converted to a Roth IRA, it is

                                     -C: 3-
treated as a Roth IRA contribution for all purposes. Future contributions under the SEP or SIMPLE Plan may not be made to the Roth IRA. AGI for the purpose of determining eligibility to convert to a Roth IRA does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA, but does include the amount of any deductible contribution made to a Regular IRA for the tax year. In addition, for tax years beginning before January 1, 2005, required minimum distributions from an IRA are included in AGI for purposes of determining eligibility for conversion to a Roth IRA. However, for tax years beginning after December 31, 2004, required minimum distributions from an IRA will not be included in AGI (solely for purposes of determining the $100,000 AGI limit on conversions).

Roth Conversion IRA: A Roth Conversion IRA is a Roth IRA that only accepts IRA conversion contributions made during the same tax year. You should not designate your policy as a Roth Conversion IRA if you wish to make both regular Roth and Conversion contributions to the policy.


Spousal Roth IRA Arrangement: If the "non-working" spouse's compensation is less than $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter, the spouses file a joint tax return, and their combined AGI (unreduced by any deductible IRA contribution made for the year, but not including any amounts includable in income as a result of a conversion to a Roth IRA) is $150,000 or below, a contribution of up to $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter may be made to a separate Spousal Roth IRA in the name of the "non-working" spouse. The limit is phased out proportionately between $150,000 and $160,000 of AGI (modified as described above). Spouses are not required to make equal contributions to both Roth IRAs; however no more than $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter may be contributed to the "working" or "non-working" spouse's Roth IRA for any year, and the total amount contributed annually to all IRAs (including both Roth and Regular IRAs, but not Education, SARSEP, or SIMPLE IRAs) for both spouses cannot exceed $6,000 in Year 2002, $8,000 in 2003 and $10,000 in 2004 and thereafter.
If the combined compensation of both spouses (reduced by any deductible IRA or non-deductible Roth contributions made for the "working" spouse) is less than the limit for both spouses, the total contribution for all IRAs is limited to the total amount of the spouses' combined compensation. These limits do not apply to rollover contributions.

For divorced spouses, the contribution limit to a Roth IRA is the lesser of (1) $3,000 in Year 2002, $4,000 in 2003 and $5,000 in 2004 and thereafter, or (2)
the total of the taxpayer's compensation and alimony received for the year, subject to the applicable phase-out limits for eligibility to make contributions to a Roth IRA. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum contribution they are eligible to make in a Roth IRA).


SEP IRA Plan: In any year that your annuity is maintained under the rules for a SEP Plan, the employer's maximum contribution is the lesser of $30,000 or 15% of your first $150,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. You may also be able to make contributions to your SEP IRA the same as you do to a Regular IRA; however, you will be considered an "active participant" for purposes of determining your deduction limit. In addition to the above limits, if your annuity is maintained under the rules for a SARSEP, the maximum amount of employee pre-tax contributions which can be made is $7,000 (adjusted for cost of living increases). New SARSEP plans may not be established. Employees may, however, continue to make salary reductions to a SARSEP plan established prior to January 1, 1997. In addition, employees hired after December 31, 1996 may participate in SARSEP plans established by their employers prior to 1997.

SIMPLE IRA: Contributions to a SIMPLE IRA may not exceed the permissible amounts of employee elective contributions and required employer matching contributions or non-elective contributions. Annual employee elective contributions must be expressed as a percentage of compensation and may not exceed $6,000 (adjusted for cost of living increases). If an employer elects a matching contribution formula, it is generally required to match employee contributions dollar for dollar up to 3% of the employee's compensation for the year (but not in excess of $6,000 as adjusted for cost-of-living adjustments). An employer may elect a lower percentage match (but not below 1%) for a year, provided certain notice requirements are satisfied and the employer's election will not result in the matching percentage being lower than 3% in more than 2 of the 5 years in the 5-year period ending with that calendar year. Alternatively, an employer may elect to make non-elective contributions of 2% of compensation for all employees eligible to participate in the plan who have at least $5,000 in compensation for the year. The employer must notify employees of this election within specified time frames in advance of the plan year or election period. "Compensation" for purposes of the 2% non-elective contribution option may not exceed the limit on compensation under Code Section 401(a)(17) ($150,000, adjusted for cost of living increases).

F.   DISTRIBUTION REQUIREMENTS


     1.Required Minimum Distributions

Distributions under the Policy made on or after January 1, 2002 will be subject to Required Minimum Distribution requirements of Code Section 401(a)(9) pursuant to guidelines thereunder proposed by the Internal Revenue Service ("IRS") in January 2001 until the end of the calendar year preceding the effective date of final regulations adopted thereunder or such other date specified in guidance published by the IRS.

Required Minimum Distribution payments for this Policy must be computed for the calendar year you turn age 70 1/2 and for each year thereafter. The Required Minimum Distribution payments you compute must start no later than April 1 of the calendar year after you turn age 70 1/2, except as otherwise noted below, and except that if your employer is a church or government organization, the start date is the later of this date or April 1 of the calendar year after you retire.

Payments of your annual Required Minimum Distribution calculated for this Policy may be made from this Policy or from another 403(b) arrangement that you maintain, if permitted by Internal Revenue Service rules. These payments may be made under any method permitted for 403(b) Plans and acceptable to us; several of your Policy's annuity income options fulfill the Code requirements.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Policy value must continue to be paid at least as quickly as under the calculation and payment method being used before your death. If you die before Required Minimum Distribution payments begin, payment of your Policy value must be completed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs, except to the extent that a choice is made to receive death benefit payments under (a) and (b) below:

                                     -C: 4-

(a) If payments are to be made to a beneficiary, then the Policy value may be paid over the life or life expectancy of the named beneficiary. Such payments must begin on or before December 31 of the calendar year which follows the year of your death.

(b) If the named beneficiary is your spouse, the date that payments must begin under (a) above will not be before (i) December 31 of the calendar year which follows the year of your death or, if later, (ii) December 31 of the calendar year in which you would have reached age 70 1/2.

     2.IRA (except Roth IRAs) Distribution Requirements


While You Are Living. Payments to you from your IRA Plan (other than a Roth IRA) must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not already withdrawn your entire balance by this date, you may elect to receive the entire value of your IRA Plan on or before the RBD in one lump sum; or arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your designated beneficiary.

Once you reach your RBD, you must withdraw at least a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution for your first "required distribution year" (assuming an annuity payout has not been elected) divide your entire interest (subject to certain adjustments) in your IRA (generally as of December 31 of the calendar year immediately preceding your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your designated beneficiary. For subsequent required distribution calendar years, the applicable life expectancy(ies) will be applied to your IRA account balance as of December 31 of the calendar year immediately preceding the distribution calendar year (subject to adjustments). Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.

Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise by the time distributions are required to begin. With the recalculation method, if a person whose life expectancy is being recalculated dies, his or her life expectancy will be zero in all subsequent years. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required during your lifetime under IRS regulations, unless your spouse is the designated beneficiary. If your designated beneficiary is not your spouse, the designated beneficiary's age will be deemed to be no more than ten (10) years younger than you when determining life expectancy for required payouts. However, under current I.R.S. proposed regulations, this rule only applies while you are living and life expectancy of your beneficiary after your death can be determined without regard to this rule.

After Your Death. If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used to determine distributions at the time of your death. If you die before the RBD, your entire interest must generally be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if a beneficiary is designated, the beneficiary may elect to receive distributions over his or her life expectancy if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the entire benefit will be paid to the beneficiary under the "five year payout rule". Also, if the designated beneficiary is your spouse, the life annuity distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the year in which you would have attained age 70 1/2. If your designated beneficiary is not your spouse, life annuity distributions must begin by December 31 of the year following your death. A surviving spouse may in the alternative elect to treat the policy as his or her own IRA. This election may be expressly made or will be deemed made if the spouse makes a regular IRA contribution to the policy, makes a rollover to or from the IRA, or fails to elect minimum distributions as described above.


     3.Roth IRA Distribution Requirements


While You Are Living.  None, even after you reach age 70 1/2.

After Your Death. If you die after you have reached your Annuity Date, and have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, (provided that method satisfies the requirements of Code Section 408(b)(3), as modified by Code Section 408A(c)(5)).

If you die before you have elected an annuity option or before distribution of your entire interest in the policy has been made or begun, your entire interest in your Roth IRA generally must be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if there is a designated beneficiary, he or she may elect to receive distributions over a period not longer than his or her life expectancy provided the election is made and distributions commence by December 31 of the calendar year following the calendar year of your death. If the beneficiary does not make this election, the entire benefit will be paid to him or her under the "five year payout rule". If your designated beneficiary is your surviving spouse, he or she may elect to delay distributions until the later of the end of the calendar year following the year in which you died or the end of the year in which you would have reach age 70 1/2. If your sole designated beneficiary is your surviving spouse, he or she may elect to treat the policy as his or her own Roth IRA by making an express election to do so, by making a regular Roth IRA contribution or rollover contribution (as applicable or as permissible) to the policy, or by failing to elect minimum distributions under the "five year payout rule" or the life annuity options discussed above.

Life expectancies will be determined by using IRS life expectancy tables. A surviving spouse's life expectancy will be recalculated annually, unless he or she irrevocably elects otherwise. Non-spousal beneficiary life expectancies will be determined using the beneficiary's attained age in the calendar year distributions are required to begin and reducing life expectancy by one for each year thereafter.

                                     -C: 5-

     4.Taking Required Minimum Distributions From One IRA:


Aggregating Minimum Distributions: If you are required to take minimum distributions from more than one IRA (either as owner of one or more Regular IRAs and/or as a beneficiary of one or more decedent's Roth IRAs or Regular
IRAs), you may not have to take a minimum distribution from each IRA. (Regular and Roth IRAs are treated as different types of IRAs, so minimum distributions from a Roth IRA will not satisfy the minimum distributions required from a Regular IRA). Instead, you may be able to calculate the minimum distribution amount required for each IRA (considered to be of the same type) separately, add the relevant amounts and take the total required amount from one IRA or Roth IRA (as applicable). However, an individual required to receive minimum distributions as a beneficiary under a Roth IRA can only satisfy the minimum distributions for one Roth IRA by receiving distributions from another Roth IRA if the Roth IRAs were inherited from the same decedent. Because of these requirements, we cannot monitor the required distribution amounts from IRAs held with us. Please check with your tax advisor to verify that you are receiving the proper amount from all of your IRAs.

Part III. RESTRICTIONS & TAX CONSIDERATIONS

A.   Timing of Contributions

Once you establish an IRA, (including a Roth or Spousal Roth IRA) contributions must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year. SEP IRA contributions must be made by the due date of the Employer's tax return (including extensions). SIMPLE IRA contributions, if permitted, must be made by the tax return due date for the employer (including extensions) for the year for which the contribution is made. Note, an employer is required to make SIMPLE plan contributions attributable to employee elective contributions as soon as it is administratively feasible to segregate these contributions from the employer's general assets, but in no event later than the 30th day of the month following the month in which the amounts would have otherwise been payable to the employee in cash.

B.       Timing of Roth IRA Conversions

Conversions from a non-Roth IRA to a Roth IRA for a particular tax year, must be initiated so that the distribution or transfer from the non-Roth IRA is made by December 31 of that year. You do not have until the due date of your tax return for a year to convert a Regular IRA to a Roth IRA for that tax year. For example, if you wish to convert a Regular IRA to a Roth IRA in 2001, the conversion and transfer must be made by December 31, 2001, even though your tax return for 2000 may not be due until April 15, 2002.

C.   Deductible IRA Contributions

The amount of permissible contributions to your Regular IRA may or may not be deductible. If you or your spouse are not active participants in an employer sponsored retirement plan, any permissible contribution you make to your IRA will be deductible. If you or your spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income (AGI).

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

If your AGI is not above the maximum applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

       Married filing Jointly      Single/Head of Household
Year       AGI                             AGI
----
2001   $53,000 - $  63,000          $33,000 - $43,000
2002   $54,000 - $  64,000          $34,000 - $44,000
2003   $60,000 - $  70,000          $40,000 - $50,000
2004   $65,000 - $  75,000          $45,000 - $55,000
2005   $70,000 - $  80,000          $50,000 - $60,000
2006   $75,000 - $  85,000          $50,000 - $60,000
2007+  $80,000 - $ 100,000          $50,000 - $60,000

You can elect to treat deductible contributions as non-deductible. SEP IRA, SARSEP, SIMPLE IRA and Roth IRA contributions are not deductible by you.

Remember, except for rollovers, conversions or transfers, the maximum amount you may contribute to all IRAs (including Roth and Regular IRAs, but not Education
IRAs) for a calendar year is $2,000 or 100% of compensation, whichever is less.

                                     -C: 6-

D.   Non-Deductible Regular IRA Contributions

You may make non-deductible contributions to your Regular IRA (not including SIMPLE IRAs) even if you are not eligible to make deductible contributions to a Regular IRA or non-deductible contributions to a Roth IRA for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $2,000 ($4,000 combined when a Spousal IRA is also involved), or (2) 100% of your compensation (or, if a Spousal IRA is involved, 100% of you and your spouse's combined compensation, reduced by the amount of any deductible IRA contribution and non-deductible Roth IRA contribution made by the "working" spouse). The sum of your annual non-deductible (including Roth IRA) and deductible contributions, other than when combined with a Spousal IRA or Spousal Roth IRA, may not exceed $2,000. If you wish to make a non-deductible contribution, you must report this on your tax return by filing Form 8606 (Non-deductible IRA). Remember, you are required to keep track of your non-deductible contributions as the Company does not keep a record of these for you. This information will be necessary to document that the contributions were made on a non-deductible basis and therefore, are not taxable upon distribution.

E.   Effects of Conversion of Regular IRA to Roth IRA

If you convert all or part of a non-Roth IRA to a Roth IRA, the amount converted from the non-Roth IRA will be taxable as if it had been distributed to you in the year of distribution or transfer from the non-Roth IRA. If you made non-deductible contributions to any Regular IRA, part of the amount taken out of a Regular IRA for conversion will be taxable and part will be non-taxable. (Use IRS Form 8606 to determine how much of the withdrawal from your Regular IRA is taxable and how much is non-taxable). The taxable portion of the amount converted is includable in your income for the year of conversion.

Amounts properly converted from a non-Roth IRA to a Roth IRA are generally not subject to the 10% early withdrawal penalty. However, if you make a conversion to a Roth IRA, but keep part of the money for any reason, that amount will be taxable in the year distributed from the non-Roth IRA and the taxable portion may be subject to the 10% early withdrawal penalty.

You should consult with your tax advisor to ensure that you receive the tax benefits you desire before you contribute to a Roth IRA, convert to a Roth IRA or take distributions from a Roth IRA. It will also be important for you to keep track of and report any regular or conversion contributions you make to your Roth IRAs as required by the IRS. Conversion contributions, recharacterizations of conversions and distributions from a Roth IRA must be reported on IRS Form 8606.

F.   Recharacterization of IRA and Roth IRA Contributions

IRA owners are permitted to treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year in a process known as "recharacterization". A recharacterization is accomplished by an individual who has made a contribution to an IRA of one type for a taxable year, electing to treat the contribution as having been made to a second IRA of a different type for the taxable year. To accomplish the recharacterization, a trustee-to-trustee transfer from the first IRA to the second IRA must be made on or before the due date (including extensions) for filing the individual's Federal income tax return for the taxable year for which the contribution was made to the first IRA. Any net income attributable to the recharacterized contribution must also be transferred to the second IRA. Once the transfer is made, the election is irrevocable. The effect of recharacterizing a contribution is that it is treated as having been originally contributed to the second IRA on the same date and (in the case of a regular contribution) for the same taxable year that the contribution was made to the first IRA. If you elect to recharacterize a contribution, you must report the recharacterization and treat the contribution as having been made to the second IRA, instead of the first, on your Federal income tax return.

Reconversion Rules. If you convert a non-Roth IRA to a Roth IRA and then recharacterize it back to a non-Roth IRA, you are not permitted by IRS rules to reconvert the amount from the non-Roth IRA back to a Roth IRA before the beginning of the taxable year following the taxable year in which the amount was converted to a Roth IRA or, if later, the end of the 30-day period beginning on the day on which you recharacterized the Roth IRA to a non-Roth IRA. This rule will apply even if you were not eligible to make the original conversion because of your AGI or tax filing status. If you attempt a reconversion prior to the time permitted, it will be treated as a "failed conversion". The remedy for a failed conversion is recharacterization to a non-Roth IRA. If the failed conversion is not corrected, it will be treated as a regular contribution to a Roth IRA and thus, may be an excess contribution subject to a 6% excise tax for each tax year it remains in the Roth IRA to the extent it exceeds the maximum regular Roth IRA contribution permitted for the tax year. (See Part III. G., Excess Contributions, below). Also, the failed conversion will be subject to the 10% premature distribution penalty tax, unless corrected or an exception to that tax applies. Consult with your tax advisor before attempting a "reconversion".

G.   Excess Contributions

There is a 10% IRS penalty tax on IRA contributions made in excess of permissible contribution limits. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution penalty tax (see Part III, Premature IRA Distributions). The 10% excess contribution penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction). If a taxpayer transfers amounts contributed for a tax year to a Regular IRA (and any earnings allocated to such amounts) to a Roth IRA by the due date for filing the return for such tax year (including extensions), the amounts are not included in the taxpayer's gross income to the extent that no deduction was allowed for the contribution (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

                                     -C: 7-

Excess Contributions to a Roth IRA: If you are ineligible and convert a Regular IRA to a Roth IRA, all or a part of the amount you convert may be an excess contribution. (Examples may include conversions made when your Roth AGI exceeds $100,000 or because you fail to timely make the rollover contribution from the Regular IRA to the Roth IRA). You may also have an excess contribution if your conversion is a "failed conversion" that is not timely corrected. You will have an excess contribution if the ineligible amounts you convert and the contributions you make to all your IRAs for the tax year exceed your IRA contribution limits for the year. To avoid the 10% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before the due date of your tax return (plus extensions) or recharacterize the contribution, if permitted (see Part III. F. Recharacterization of IRA and Roth IRA Contributions above).

H.   Loans and Prohibited Transactions

You may not borrow from your IRA Plan (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA Plan, and its full value (or taxable portions of your Roth IRA or non-deductible Regular IRA) would be includable in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code. A pledge of your IRA as security for a loan will cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

I.   Taxation of Regular IRA Distributions

Any cash distribution from your IRA Plan, other than a Roth IRA, is normally taxable as ordinary income. All IRAs of an individual are treated as one contract. All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment in the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount from an IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount excludable from income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non-deductible IRA contributions bear to the balance of all IRAs of the individual.

J.   Taxability of Roth IRA Distributions

"Qualified distributions" from a Roth IRA are not included in the owner's gross income and are not subject to the additional ten percent (10%) early withdrawal penalty tax. To be a "qualified distribution," the distribution must satisfy a 5-year holding period and meet one of the following four requirements: (1) be made on or after the date on which the individual attains age 59 1/2; (2) be made to a beneficiary or the individual's estate on or after the individual's death; (3) be attributable to the individual being disabled; or (4) be a distribution to pay for a "qualified" first home purchase (up to a lifetime limit of $10,000). The 5-year holding period for escaping inclusion in income begins with the first day of the tax year in which any contribution (including a conversion from a Regular IRA) is made to a Roth IRA of the owner. If the Roth IRA owner dies, this 5-taxable-year period is not redetermined for the Roth IRA while it is held in the name of a beneficiary or a surviving spouse who treats the decedent's Roth IRA as his or her own. However, a surviving spouse who treats the Roth IRA as his or her own, must receive any distributions as coming from the surviving spouse's own Roth IRA, thus it cannot be treated as being received by a beneficiary on or after the owner's death for purposes of determining whether the distribution is a "qualified distribution".

If a distribution from a Roth IRA is not a "qualified distribution" and it includes amounts allocable to earnings, the earnings distributed are includable in taxable income and may be subject to the 10% premature distribution penalty if the owner is under age 59 1/2. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made. Only the portion of the conversion includable in income as a result of the conversion would be subject to the penalty tax under this rule. The 5-taxable-year period for this purpose is determined separately for each conversion contribution and may not be the same as the 5-taxable-year period used to determine whether a distribution from a Roth IRA is a "qualified distribution" or not. For this reason it is important that you keep track of when your conversion contributions are made to your Roth IRA. (See
Part III. L., Premature IRA Distributions).

Unlike Regular IRAs, distributions from Roth IRAs come first from regular contributions, then converted amounts on a first-in first-out basis, and last from earnings. Any distributions made before 2001 which are attributable to 1998 conversion contributions for which the 4-year income-tax spread is being utilized, will result in an acceleration of taxable income in the year of distribution up to the amount of the distribution allocable to the 1998 conversion. This amount is in addition to the amount otherwise includable in gross income for that taxable year as a result of the conversion, but not in excess of the amount required to be included over the 4-year period. This tax treatment would likewise apply in the case of distributions made by a surviving spouse who elects to continue the 4-year spread on death of the original owner of the Roth IRA. Generally, all Roth IRAs (both regular Roth IRAs and Roth Conversion IRAs) must be treated as one for purposes of determining the taxation of distributions. However, if a Roth IRA is held by an individual as beneficiary of a deceased Roth IRA owner, the 5-taxable-year period used to determine whether distributions are qualified or not is determined independently of the 5-year-taxable period for the beneficiary's own Roth IRAs. However, if a surviving spouse elects to treat the Roth IRA as his or her own, the 5-year-taxable period for all of the surviving spouse's Roth IRAs is the earlier of the end of either the 5-taxable-year period for the decedent or that applicable to the surviving spouse's own Roth IRAs.

The rules for taxing non-qualified distributions and premature distributions of conversion amounts from a Roth IRA are complex. To ensure that you receive the tax result you desire, you should consult with your tax advisor before taking a distribution from a Roth IRA.

K.   Lump Sum Distribution

If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under Code Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

                                     -C: 8-

L.   Premature IRA Distributions

There is a 10% penalty tax on taxable amounts distributed from your IRA (including the taxable portion of any non-qualified distributions from a Roth IRA, or if you receive a distribution of conversion amounts within the five-year period beginning with the year of the conversion, any amounts distributed that were originally taxable as a result of the conversion) prior to the attainment of age 59 1/2, except for: (1) distributions made to a beneficiary on or after the owner's death; (2) distributions attributable to the owner's being disabled as defined in Code Section 72(m)(7); (3) distributions that are part of a series of substantially equal periodic payments (made at least annually) for the life of the annuitant or the joint lives of the annuitant and his or her beneficiary;
(4) distributions made for medical expenses which exceed 7.5% of the annuitant's adjusted gross income; (5) distributions made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) distributions made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) qualified first-time home buyer distributions made (up to a lifetime maximum of $10,000) used within 120 days of withdrawal to buy, build or rebuild a first home that is the principal residence of the individual, his or her spouse, or any child, grandchild, or ancestor of the individual or spouse, or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty. (But see Roth IRA exceptions below).

Distributions from a SIMPLE Plan during the two-year period beginning on the date the employee first participated in the employer's SIMPLE Plan will be subject to a 25% (rather than 10%) premature distribution penalty tax.

Distributions from a Roth IRA made before the expiration of the applicable 5 year holding period (see Taxability of Roth IRA Distributions) are not treated as qualified distributions and are subject to the 10% penalty tax to the extent they are includable in taxable income. In addition, any conversion amounts distributed within the 5-year period beginning with the year in which the conversion occurred, are subject to the 10% penalty tax even if the distribution is not currently taxable as income, unless one of the above mentioned exceptions to the penalty tax applies. The penalty tax will only apply to the amount of the conversion that was includable in income as a result of the conversion (i.e., it will not apply to non-deductible contributions that were converted from the Regular IRA).

M. Minimum Required Distributions (See Part II. F.1. and F.2., Non-Roth IRA Minimum Distribution Requirements and Roth IRA Minimum Distribution Requirements.)

If a minimum distribution is not made from your IRA (including a Roth IRA) for a tax year in which it is required, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

N.   Tax Filing-Regular IRAs

You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and (2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on your regular Form 1040. In some years, you may be required to file Form 5329 and/or Form 8606 in connection with your Regular IRA. Form 5329 is filed as an attachment to Form 1040 or 1040A for any tax year that special penalty taxes apply to your IRA. If you make non-deductible contributions to a regular IRA, you must designate those contributions as non-deductible on Form 8606 and attach it to your Form 1040 or 1040A. There is a $100 penalty each time you overstate the amount of your non-deductible contributions unless you can prove the overstatement was due to reasonable cause. Additional information is required on Form 8606 in years you receive a distribution from a Regular IRA. There is a $50 penalty for each failure to file a required Form 8606 unless you can prove the failure was due to reasonable cause. For further information, consult the instructions for Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (including
IRAs), Annuities, and Modified Endowment Contracts), Form 8606 and IRS Publication 590.

O.   Tax Filing-Roth IRA

It is your responsibility to keep records of your regular and conversion contributions to a Roth IRA and to file any income tax forms the Internal Revenue Service may require of you as a Roth IRA owner. You will need this information to calculate your taxable income if any, when distributions from the Roth IRA begin. For example, conversion contributions must be reported to the Service on Form 8606. Form 5329 is required to be filed to the Service by you to report and remit any penalty or excise taxes. Consult the instructions to your tax return or your tax advisor for additional reporting requirements that may apply. Additional information is also available in IRS Publication 590.

Part IV. STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your IRA, SEP IRA, SIMPLE IRA or Roth IRA as to form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the IRA, SEP IRA, SIMPLE IRA or Roth IRA.

Part V. FINANCIAL DISCLOSURE

Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.


                                     -C: 9-

    IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

       STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

       For a free copy, access it on the SEC's Web Site
(www.sec.gov/edaux/prospect.htm, and type in "Ameritas Life"), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

------------------------------------------ -----------

                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services
------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
------------------------------------------ -----------

Calculation of Performance                     2
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Our Performance Reports
  Yields
------------------------------------------ -----------
Additional Tax Information                     6
  General
  Withholding Tax on Distributions
  Diversification
  Owner Control
  Multiple Contracts
  Partial 1035 Exchanges
  Contracts Owned by other than Natural
      Persons
  Death Benefits
  Tax Treatment of Assignments
  Qualified Plans
  Tax Treatment of Withdrawals
  Types of Qualified Plans
------------------------------------------ -----------
Other Information                              12
Service Marks & Copyright
Financial Statements
------------------------------------------ -----------

                                    THANK YOU

         or reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

 for marketing assistance or other product questions prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 81889
                             Lincoln, Nebraska 68501

                                       or

                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7725
                             www.ameritasdirect.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.



                                     LAST PAGE

Statement of Additional Information: May 1, 2002
to accompany Policy Prospectus dated:  May 1, 2002

AMERITAS NO-LOAD
VARIABLE ANNUITY(sm)
Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA


         TABLE OF CONTENTS                       Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters

Calculation of Performance........................ 2
    Standardized Performance Reporting
    Non-Standardized Performance Reporting
    Our Performance Reports
    Yields

Additional Tax Information.........................6
    General
    Withholding Tax on Distributions
    Diversification
    Owner Control
    Multiple Contracts
    Partial 1035 Exchanges
    Contracts Owned by other than Natural Persons
    Death Benefits
    Tax Treatment of Assignments
    Qualified Plans
    Tax Treatment of Withdrawals
    Types of Qualified Plans

Other Information.................................12
Service Marks & Copyright
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at www.ameritasdirect.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company, the ultimate parent company of Ameritas and Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869. We issue life and health insurance and annuities throughout the United States (except New York).

                                    SERVICES

The financial statements of Ameritas Life Insurance Corp. as of December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of the Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2001, and for each of the periods in the two year period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

                                     SAI:1

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. AIC, an affiliate of ours, is a subsidiary of AMAL Corporation, a holding company that is a joint venture of Ameritas Life Insurance Corp. and AmerUs Life Insurance Company, both of which guarantee the performance of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.


                                                    YEAR:       1999             2000             2001
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable annuity commission we paid to AIC that were           $10,937          $3,899           $68,891
paid to other broker-dealers and representatives (not
kept by AIC).
---------------------------------------------------------- ---------------- ---------------- ----------------
Variable annuity commission earned and kept by AIC.             None             None             None
---------------------------------------------------------- ---------------- ---------------- ----------------
Fees we paid to AIC for variable annuity Principal              $3,097          $2,966            None
Underwriter services.

---------------------------------------------------------- ---------------- ---------------- ----------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via internet and periodic printed reports. Average annual total return quotations on our internet Web Site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subacount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

                                     SAI:2

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Our Performance Reports
The standardized average annual total returns for each investment portfolio for the periods indicated are as follows (more recent returns may be more or less than the stated returns due to market volatility):

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

FOR PERIOD ENDING ON 12/31/2001

(Reflects current Policy charges.)
Based on a $1,000 investment. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.60%. Also reflects the current Policy Fee of $25.

-------------------------------------------------------------------------------------------------------------------
                                                                                              Ten Year or, if less,
  Subaccount (date underlying series fund               One Year                Five Year       Since Inception
  portfolio was added to the Separate Account)         surrender Policy     Surrender Policy    Surrender Policy
-------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS - Subadvisor

Ameritas Growth - Alger (05/01/2000)                        -15.15                  N/A               -22.99
    Ameritas MidCap Growth - Alger (05/01/2000)             -10.42                  N/A                -9.87
    Ameritas Small Capitalization - Alger                   -30.15                  N/A               -36.30
      (05/01/2000)
    Ameritas Index 500 - (05/01/2000)                       -15.45                  N/A               -17.00
BERGER
    IPT Growth (01/22/1997)                                 -35.42                  N/A                -2.58
    IPT Small Company Growth (01/22/1997)                   -36.38                  N/A                 4.35
CALVERT PORTFOLIOS
    CVS Social Balanced (05/01/2000)                        -10.02                  N/A               -10.02
    CVS Social International Equity (05/01/2000)            -33.80                  N/A               -25.67
    CVS Social Mid Cap Growth (05/01/2000)                  -15.21                  N/A                -8.77
    CVS Social Small Cap Growth (05/01/2000)                  7.81                  N/A                 0.44
SCUDDER
    VIT EAFE(R)Equity Index ((05/01/2000)                   -27.66                  N/A               -25.79
    VIT Small Cap Index (05/01/2000)                         -0.94                  N/A                -6.11
FIDELITY
    VIP Contrafund(R): Service Class (05/01/2000)           -15.40                  N/A               -15.32
    VIP High Income: Service Class (05/01/2000)             -14.85                  N/A               -22.16
    VIP Investment Grade Bond: Initial Class                  5.79                  N/A                 7.26
      (05/01/2000)
    VIP Mid Cap: Service Class (05/01/2000)                  -6.45                  N/A                 1.60
INVESCO FUNDS
    VIF-Financial Services (05/01/2001)                        N/A                  N/A                -8.53
    VIF-Health Sciences (05/01/2001)                           N/A                  N/A                -0.62
    VIF-Technology (05/01/2001)                                N/A                  N/A               -43.88
    VIF-Telecommunications (05/01/2001)                        N/A                  N/A               -59.53
NEUBERGER BERMAN
    AMT Balanced (01/22/1997)                               -16.39                  N/A                 4.57
    AMT Growth (01/22/1997)                                 -33.29                  N/A                 2.35
    AMT Limited Maturity Bond (01/22/1997)                    5.61                  N/A                 2.68
    AMT Partners (01/22/1997)                                -5.92                  N/A                 3.67
RYDEX
    Nova (05/01/1999)                                       -26.55                  N/A               -18.98
    OTC (05/01/1999)                                        -38.08                  N/A               -16.88
    Precious Metals (05/01/1999)                              9.79                  N/A               -12.99
    Ursa (05/01/1999)                                        11.79                  N/A                 5.86
    U.S. Government Bond (05/01/1999)                        -3.05                  N/A                -1.55
STRONG
    Mid Cap Growth Fund II (01/22/1997)                     -33.70                  N/A                 9.44
    Opportunity Fund II (01/22/1997)                         -6.79                  N/A                17.86
THIRD AVENUE
    Third Avenue Value (05/01/2001)                            N/A                  N/A                 2.87


                                     SAI:3

VANGUARD

    VIF Diversified (05/01/2001)                               N/A                  N/A               -13.16
    VIF Equity Income (05/01/2001)                             N/A                  N/A                -9.19
    VIF Equity Index (05/01/2001)                              N/A                  N/A               -16.59
    VIF Growth (05/01/2001)                                    N/A                  N/A               -27.02
    VIF Total Bond Market Index(05/01/2001)                    N/A                  N/A                 3.17
    VIF High Yield Bond (05/01/2001)                           N/A                  N/A                -5.50
    VIF International (05/01/2001)                             N/A                  N/A               -22.35
    VIF Mid-Cap Index (05/01/2001)                             N/A                  N/A                -4.60
    VIF Money Market (05/01/2001)                              N/A                  N/A                -0.46
    VIF REIT Index (05/01/2001)                                N/A                  N/A                10.87
    VIF Small Company Growth (05/01/2001)                      N/A                  N/A                 4.90

-------------------------------------------------------------------------------------------------------------------

The non-standardized average annual total returns that each Subaccount (except any Money Market Subaccount) would have achieved if it had been invested in the corresponding series fund portfolio for the periods indicated, calculated in a manner similar to standardized average annual total return (more recent returns may be more or less than the stated returns due to market volatility) are:


NON-STANDARDIZED "ADJUSTED HISTORICAL" AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/2001


(Reflects base Policy charges that are applicable to the Separate Account only; e.g., no Policy fee. Also reflects experience of the Subaccount underlying portfolio for periods beyond the Subaccount's own inception date.)

(Computed on the same basis as Standardized total return except no Policy fee is reflected. Reflects these expenses deducted daily from Policy Separate Account assets to equal the annual % shown: mortality and expense risk charge of 0.60%.)

-------------------------------------------------------------------------------------------------------------------
  Subaccount (inception date of underlying series                                             Ten Year or, if less,
  fund portfolio where Subaccount has less than              One Year           Five Year         Since Inception
  10 year's experience)                                   Continue Policy     Continue Policy     Continue Policy
-------------------------------------------------------------------------------------------------------------------
AMERITAS PORTFOLIOS - Subadvisor

    Ameritas Growth - Alger (01/09/1989)                    -12.65                12.50                14.10
    Ameritas MidCap Growth - Alger (05/03/1993)              -7.92                14.74                18.04
    Ameritas Small Capitalization - Alger (09/21/1988)      -27.65                -0.58                 4.78
    Ameritas Index 500 - State Street (08/01/1995)          -12.95                 9.42                12.41
BERGER
    IPT Growth (05/01/1996)                                 -32.92                 1.15                 1.61
    IPT Small Company Growth (05/01/1996)                   -33.88                 7.24                 6.16
CALVERT SOCIAL
    CVS Social Balanced (09/02/1986)                         -7.52                 6.22                 8.26
    CVS Social International Equity (06/30/1992)            -31.30                 1.42                 5.43
    CVS Social Mid Cap Growth (07/16/1991)                  -12.71                10.10                 9.91
    CVS Social Small Cap Growth (03/15/1995)                 10.31                 3.11                 8.08
DEUTSCHE
    VIT EAFE(R)Equity Index (08/22/1997)                    -25.16                  N/A                -2.79
    VIT Small Cap Index (08/25/1997)                          1.55                  N/A                 2.85
FIDELITY
    VIP Contrafund: Service Class (01/03/1995)              -12.90                 9.51                14.84
    VIP High Income: Service Class (09/19/1985)             -12.35                -4.21                 4.63
    VIP Investment Grade Bond: Initial Class                  8.29                 6.44                 6.13
(12/5/1988)
    VIP Mid Cap: Service Class (12/28/1998)                  -3.95                  N/A                24.71
INVESCO FUNDS
    VIF Financial Services (09/21/1999)                     -10.37                  N/A                 9.68
    VIF Health Sciences (05/22/1997)                        -13.27                  N/A                14.32
    VIF Technology (05/21/1997)                             -46.52                  N/A                 9.29
    VIF Telecommunications (09/21/1999)                     -53.72                  N/A               -22.51
NEUBERGER BERMAN
    AMT Balanced (02/28/1989)                               -13.89                 7.37                 7.29
    AMT Growth (09/10/1984)                                 -30.79                 5.86                 7.42
    AMT Limited Maturity Bond (09/10/1984)                    8.11                 4.84                 4.66
    AMT Partners (03/22/1994)                                -3.42                 6.74                11.57


                                     SAI:4

-------------------------------------------------------------------------------------------------------------------
  Subaccount (inception date of underlying series                                             Ten Year or, if less,
  fund portfolio where Subaccount has less than              One Year           Five Year         Since Inception
  10 year's experience)                                   Continue Policy     Continue Policy     Continue Policy
-------------------------------------------------------------------------------------------------------------------
RYDEX

    Nova (05/07/1997)                                       -24.05                  N/A                 3.54
    OTC (05/07/1997)                                        -35.58                  N/A                10.95
    Precious Metals (05/29/1997)                             12.29                  N/A               -15.64
    Ursa (06/10/1997)                                        14.29                  N/A                -5.88
    U.S. Government Bond (08/18/1997)                        -0.55                  N/A                 2.99
STRONG
    Mid Cap Growth Fund II (12/31/1996)                     -31.20                12.50                12.50
    Opportunity Fund II (05/08/1992)                         -4.29                19.36                17.00
THIRD AVENUE
    Third Avenue Value (09/21/1999)                          13.05                  N/A                26.57
VANGUARD
    VIF Diversified (02/09/1999)                              0.18                  N/A                 2.98
    VIF Equity Income (06/07/1993)                           -4.07                 8.38                10.77
    VIF Equity Index (04/29/1991)                           -12.51                 9.10                11.39
    VIF Growth (06/07/1993)                                 -32.31                 0.78                 7.64
    VIF Total Bond Market Index (04/29/1991)                  5.97                 1.00                 0.13
    VIF High Yield Bond (06/03/1996)                          0.38                -4.16                -3.22
    VIF International (06/03/1994)                          -19.13                 1.75                 4.50
    VIF Mid-Cap Index (02/09/1999)                           -0.86                  N/A                13.44
    VIF Money Market (05/22/1991)                             3.92                 4.67                 3.72
    VIF REIT Index (02/09/1999)                               7.72                  N/A                 9.90
    VIF Small Company Growth (06/03/1996)                     4.94                18.34                15.69

-------------------------------------------------------------------------------------------------------------------

Yields

We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                            YIELD=2[(a - b +1)6 - 1]
                                      -----
                                       cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.


                                     SAI:5

                                Subaccount Yields As of 12/31/2001

       Reflecting current charges              Yield           Effective Yield
       Vanguard Money Market Subaccount        0.074%               0.75%


A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                           ADDITIONAL TAX INFORMATION

NOTE: This information should not be substituted for the advice of a personal tax advisor. We do not make any guarantee regarding the tax status of any Policy or transaction involving the Policy. Purchasers bear the complete risk that the Policy may not be treated as "annuity contracts" under federal income tax laws. The following discussion is not exhaustive and special rules not described in the Policy prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in Policy value until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total withdrawal or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Policy. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the Policy's cost basis is withdrawn. For Policies issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity income option is determined by multiplying the payment by the ratio that the cost basis of the Policy (adjusted for any period certain or refund feature) bears to the expected return under the Policy. Payments received after the investment in the Policy has been recovered (i.e. when the total of the excludable amounts equals the investment in the Policy) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Policy within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under a Policy should seek competent financial advice about the tax consequences of distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us.

Withholding Tax on Distributions
The Code generally requires us (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from Policies issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.


An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a), 403(a) or 457 of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life

                                     SAI:6
expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Policy other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification
Section 817(h) of the Code provides that in order for a variable annuity policy based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such policy must be "adequately diversified." The Treasury regulations issued under Section 817(h) (Treas. Reg. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Separate Account. The Separate Account, through the series funds and their portfolios, intends to comply with those diversification requirements. We and the series funds have entered into agreements regarding participation in the series funds that requires the series funds and their portfolios to comply with the Treasury regulations.

Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Policy owner control of the investments of the Separate Account will cause the Policy owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to receipt of payments under the Policy. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Multiple Contracts
The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Partial 1035 Exchanges
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service has stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.


                                     SAI:7

Contracts Owned by Other than Natural Persons
Under Section 72(u) of the Code, the investment earnings on policy premiums will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such policies generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to policies held by a trust or other entity as an agent for a natural person nor to policies held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Policy to be owned by a non-natural person.

Death Benefits
Any death benefits paid under the Policy are taxable to the beneficiary. The rules governing the taxation of payments from an annuity policy, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Tax Treatment of Assignments

An assignment or pledge of a Policy may have tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Policy.


Qualified Plans
The Policy offered by the Prospectus is designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Policies issued to fund the plan.

                          Tax Treatment of Withdrawals

                               Non-Qualified Plans
Section 72 of the Code governs treatment of distributions from annuity policies. It provides that if the policy value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

                                 Qualified Plans

In the case of a withdrawal under a qualified Policy, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified Policy. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Policies issued and qualified under Code Sections 401 (Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (IRAs) and 457 (governmental plans). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.


The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the


                                     SAI:8

Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Policy; (8) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the policy owner or annuitant (as applicable) and his or her spouse and dependents if the policy owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the policy owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (10) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


                                     SAI:9

Types of Qualified Plans

The Policy is designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the policies issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Policy, unless we specifically consent to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policy comply with applicable law.

A qualified Policy will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Policy has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. The following are general descriptions of the types of qualified plans with which annuity policies may be used. Refer to the Policy and Prospectus to determine those qualified plans with which this Policy may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Policy issued under a qualified plan.

Policies issued pursuant to qualified plans include special provisions restricting Policy provisions that may otherwise be available as described herein. Generally, Policies issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified policies. (See "Tax Treatment of Withdrawals - Qualified Contracts" above.)

Federal law requires that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Policies sold by the Company in connection with certain qualified plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Policies for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Policies to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs
Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no

                                     SAI:10
distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Pension and Profit-Sharing Plans
Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Policy to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Non-Qualified Deferred Compensation Plans -- Section 457
Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a plan of a governmental employer in existence on or after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirement any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a plan of a governmental employer if the plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a plan are prohibited under section 457 of the Code unless made after the participating employee attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other plans under section 457 unless permitted under the new employer's plan.


                                     SAI:11

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web Site at www.sec.gov/edaux/prospect.htm and type in "Ameritas Life" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)

                            SERVICE MARKS & COPYRIGHT

"Ameritas," the bison symbol, and "Ameritas No-Load Variable Annuity" are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods in the two year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2001, and the results of their operations and changes in net assets for each of the periods in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002



                                     F-I 1

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS
INVESTMENTS AT NET ASSET VALUE:

     Calvert Variable Series, Inc. Calvert Social Portfolios (Calvert):
        CVS Social Balanced Portfolio (Balanced) -
            26,691.020 shares at $1.759 per share (cost $48,599)                                    $     46,950
        CVS Social International Equity Portfolio (International Equity) -
            1,714.189 shares at $12.84 per share (cost $24,231)                                           22,009
        CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            1,308.939 shares at $25.51 per share (cost $33,286)                                           33,392
        CVS Social Small Cap Growth Portfolio (Small Cap) -
            517.263 shares at $14.80 per share (cost $7,514)                                               7,655
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
        Ameritas Growth Portfolio (Growth) -
            422.554 shares at $47.95 per share (cost $20,510)                                             20,261
        Ameritas Index 500 Portfolio (Index 500) -
            1,599.025 shares at $124.30 per share (cost $230,388)                                        198,759
        Ameritas MidCap Growth Portfolio (MidCap) -
            617.168 shares at $30.50 per share (cost $18,525)                                             18,824
        Ameritas Small Capitalization Portfolio (Small Cap) -
            783.956 shares at $29.40 per share (cost $22,123)                                             23,048
     Berger Institutional Products Trust (Berger):
        IPT - Growth Fund (Growth) -
            8,961.613 shares at $10.34 per share (cost $171,312)                                          92,663
        IPT - Small Company Growth Fund (Small Company Growth) -
            13,413.643 shares at $14.23 per share (cost $192,090)                                        190,877
     Deutsche Asset Management (Deutsche):
        VIT EAFE Equity Index Fund (EAFE Equity) -
            3,309.645 shares at $8.39 per share (cost $27,261)                                            27,768
        VIT Small Cap Index Fund (Small Cap) -
            1,638.479 shares at $10.73 per share (cost $17,694)                                           17,580
     Fidelity Variable Insurance Products (Fidelity):
        VIP Contrafund Portfolio Service Class (Contrafund SC) -
            3,632.998 shares at $20.06 per share (cost $66,577)                                           72,878
        VIP High Income Portfolio Service Class (High Income SC) -
            0.000 shares at $6.38 per share (cost $0)                                                       ----
        VIP Investment Grade Bond Portfolio Initial Class (Inv. Grade Bond IC) -
            5,563.356 shares at $12.92 per share (cost $69,679)                                           71,878
        VIP Mid Cap Portfolio Service Class (Mid Cap SC) -
            13,856.482 shares at $19.54 per share (cost $268,577)                                        270,756

                                     F-I 2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

     INVESCO Variable Investment Funds, Inc. (Invesco):
        VIF - Financial Services Fund (Financial) -
            1,490.440 shares at $12.42 per share (cost $19,671)                                     $     18,512
        VIF - Health Sciences Fund (Health) -
            5,715.444 shares at $18.20 per share (cost $103,448)                                         104,021
        VIF - Technology Fund (Technology) -
            5,194.514 shares at $15.37 per share (cost $82,569)                                           79,840
        VIF - Telecommunications Fund (Telecomm) -
            361.664 shares at $5.57 per share (cost $2,000)                                                2,015
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
        AMT Balanced Portfolio (Balanced) -
            15,725.687 shares at $9.66 per share (cost $170,566)                                         151,909
        AMT Growth Portfolio (Growth) -
            16,749.387 shares at $11.52 per share (cost $307,461)                                        192,953
        AMT Limited Maturity Bond Portfolio (Limited Maturity Bond) -
            15,683.483 shares at $13.47 per share (cost $209,952)                                        211,255
        AMT Liquid Assets Portfolio (Liquid Assets) -
            4,412,061.550 shares at $1.00 per share (cost $4,412,062)                                  4,412,062
        AMT Partners Portfolio (Partners) -
            38,664.001 shares at $15.10 per share (cost $687,481)                                        583,827
     Rydex Variable Trust (Rydex):
        Nova Fund (Nova) -
            37,131.124 shares at $8.67 per share (cost $348,486)                                         321,927
        OTC Fund (OTC) -
            37,405.294 shares at $14.80 per share (cost $851,103)                                        553,597
        Precious Metals Fund (Precious Metals) -
            60,062.702 shares at $4.87 per share (cost $277,829)                                         292,506
        Ursa Fund (Ursa) -
            10,863.324 shares at $6.29 per share (cost $69,106)                                           68,330
        U.S. Government Bond Fund (US Government Bond) -
            5,984.303 shares at $11.44 per share (cost $68,904)                                           68,461
     Strong Variable Insurance Funds, Inc. (Strong Variable):
        Mid Cap Growth Fund II Portfolio (Growth) -
            22,777.277 shares at $16.38 per share (cost $470,858)                                        373,092
        International Stock Fund II Portfolio (International Stock) -
            13,903.608 shares at $7.44 per share (cost $111,479)                                         103,443
     Strong Opportunity Fund II, Inc. (Strong Opportunity):
        Opportunity Fund II Portfolio (Opportunity) -
            46,925.721 shares at $19.45 per share (cost $1,055,051)                                      912,704

                                     F-I 3

                         AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

     Third Avenue Variable Series Trust (Third Avenue):
        Third Avenue Value Portfolio (Value) -
            10,098.986 shares at $17.13 per share (cost $164,857)                                   $    172,996
     Vanguard Variable Insurance Fund (Vanguard):
        Money Market Portfolio (Money Market) -
            3,812,619.220 shares at $1.00 per share (cost $3,812,619)                                  3,812,619
        Equity Index Portfolio (Equity Index) -
            9,732.479 shares at $29.91 per share (cost $283,756)                                         291,099
        High-Grade Bond Portfolio (High-Grade Bond) -
            6,697.264 shares at $11.29 per share (cost $74,806)                                           75,612
        REIT Index Portfolio (REIT Index) -
            1,750.143 shares at $13.03 per share (cost $22,324)                                           22,804
        Mid-Cap Index Portfolio (Mid-Cap) -
            4,495.720 shares at $13.23 per share (cost $57,729)                                           59,478
        Equity Income Portfolio (Equity Income) -
            747.510 shares at $19.79 per share (cost $14,808)                                             14,793
        Growth Portfolio (Growth) -
            1,150.201 shares at $14.37 per share (cost $17,938)                                           16,529
        High Yield Bond Portfolio (High Yield Bond) -
            6,979.462 shares at $8.59 per share (cost $59,325)                                            59,954
        International Portfolio (International) -
            3,436.997 shares at $12.37 per share (cost $40,975)                                           42,515
        Diversified Value Portfolio (Diversified) -
            3,181.670 shares at $10.66 per share (cost $33,247)                                           33,917
        Small Company Growth Portfolio (Small Company Growth) -
            14,216.800 shares at $16.43 per share (cost $215,519)                                        233,583
                                                                                                 -------------------


     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                 $ 14,401,651
                                                                                                 ===================












The accompanying notes are an integral part of these financial statements.

                                     F-I 4

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Calvert
                                                                                  -----------------------------------

                                                                                               Balanced
                                                                                  -----------------------------------
                                                                                        2001              2000
                                                                                  -----------------  ----------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                                $      1,774       $        252
    Mortality and expense risk charge                                                       328                 67
                                                                                  -----------------  ----------------
Net investment income(loss)                                                               1,446                185
                                                                                  -----------------  ----------------
Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                                   864                446
    Net realized gain(loss) on sale of fund shares                                      (25,107)              (905)
                                                                                  -----------------  ----------------
Net realized gain(loss)                                                                 (24,243)              (459)
                                                                                  -----------------  ----------------


Change in unrealized appreciation(depreciation)                                            (101)            (1,548)
                                                                                 -----------------  ----------------
Net increase(decrease) in net assets resulting
    from operations                                                                $    (22,898)      $     (1,822)
                                                                                 =================  ================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                      $      1,446       $        185
  Net realized gain(loss)                                                               (24,243)              (459)
  Net change in unrealized appreciation(depreciation)                                      (101)            (1,548)
                                                                                  -----------------  ----------------
Net increase(decrease) in net assets resulting
  from operations                                                                       (22,898)            (1,822)
                                                                                  -----------------  ----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                      ----              5,951
  Subaccounts transfers (including fixed account), net                                1,202,532             10,574
  Transfers for policyowner benefits and terminations                                (1,147,362)              ----
  Policyowner maintenance charges                                                            (6)               (19)
                                                                                  -----------------  ----------------
Net increase(decrease) from policyowner transactions                                     55,164             16,506
                                                                                  -----------------  ----------------
Total increase(decrease) in net assets                                                   32,266             14,684
Net assets at beginning of period                                                        14,684               ----
                                                                                  -----------------  ----------------
Net assets at end of period                                                        $     46,950       $     14,684
                                                                                  =================  ================

The accompanying notes are an integral part of these financial statements.

                                     F-I 5

                                         Calvert                                                  Ameritas
--------------------------------------------------------------------------------------- -----------------------------

      International Equity                Mid Cap                   Small Cap                      Growth
--------------------------------- ------------------------ ---------------------------- -----------------------------
     2001              2000          2001        2000         2001           2000          2001            2000
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------

   $       51        $     ----     $  ----      $  ----      $  ----       $     ----   $       9       $       4
           34                 2          64         ----            2             ----          38              11
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------
           17                (2)        (64)        ----           (2)            ----         (29)             (7)
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------


        5,508               266       2,170         ----          131             ----         104           -----
       (2,385)               54       5,303           49         ----             ----        (809)           (579)
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------
        3,123               320       7,473           49          131             ----        (705)           (579)
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------


       (2,067)             (154)        105         ----          141             ----        (452)            204
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------


   $    1,073        $      164     $ 7,514      $    49      $   270       $     ----   $  (1,186)      $    (382)
================  =============== =========== ============ ============  ============== ============  ===============




   $       17        $       (2)    $   (64)     $  ----     $     (2)      $     ----   $     (29)      $      (7)
        3,123               320       7,473           49          131             ----        (705)           (579)
       (2,067)             (154)        105         ----          141             ----        (452)            204
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------

        1,073               164       7,514           49          270             ----      (1,186)           (382)
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------


          180              ----        ----         ----         ----             ----       2,360            ----
       17,811             2,961      28,154          (49)       7,385             ----       9,885           9,611
         (172)             ----      (2,276)        ----         ----             ----        ----             (15)
         ----                (8)       ----         ----         ----             ----         (10)             (2)
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------
       17,819             2,953      25,878          (49)       7,385             ----      12,235           9,594
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------

       18,892             3,117      33,392         ----        7,655             ----      11,049           9,212
        3,117              ----        ----         ----         ----             ----       9,212            ----
----------------  --------------- ----------- ------------ ------------  -------------- ------------  ---------------
   $   22,009        $    3,117     $33,392      $  ----     $  7,655       $     ----   $  20,261       $   9,212
================  =============== =========== ============ ============  ============== ============  ===============

                                     F-I 6

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Ameritas
                                                                             ----------------------------------------

                                                                                       Growth with Income
                                                                             ----------------------------------------
                                                                                   2001                   2000
                                                                             ------------------     -----------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                             $       ----           $         25
    Mortality and expense risk charge                                                  1,145                      2
                                                                             ------------------     -----------------
Net investment income(loss)                                                           (1,145)                    23
                                                                             ------------------     -----------------
Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                               ----                     18
    Net realized gain(loss) on sale of fund shares                                   (41,918)                  ----
                                                                             ------------------     -----------------
Net realized gain(loss)                                                              (41,918)                    18
                                                                             ------------------     -----------------

Change in unrealized appreciation(depreciation)                                         (400)                   400
                                                                             ------------------     -----------------
Net increase(decrease) in net assets resulting
    from operations                                                             $    (43,463)          $        441
                                                                             ==================     =================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $     (1,145)          $         23
  Net realized gain(loss)                                                            (41,918)                    18
  Net change in unrealized appreciation(depreciation)                                   (400)                   400
                                                                             ------------------     -----------------
Net increase(decrease) in net assets resulting
  from operations                                                                    (43,463)                   441
                                                                             ------------------     -----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                   ----                   ----
  Subaccounts transfers (including fixed account), net                                31,006                 12,022
  Transfers for policyowner benefits and terminations                                   ----                   ----
  Policyowner maintenance charges                                                         (6)                  ----
                                                                             ------------------     -----------------
Net increase(decrease) from policyowner transactions                                  31,000                 12,022
                                                                             ------------------     -----------------
Total increase(decrease) in net assets                                               (12,463)                12,463
Net assets at beginning of period                                                     12,463                   ----
                                                                             ------------------     -----------------
Net assets at end of period                                                     $       ----           $     12,463
                                                                             ==================     =================

The accompanying notes are an integral part of these financial statements.

                                     F-I 7

                                                       Ameritas
---------------------------------------------------------------------------------------------------------------------

             Index 500                                  MidCap                               Small Cap
-------------------------------------    ------------------------------------ ---------------------------------------
       2001               2000                 2001               2000              2001                  2000
------------------- -----------------    -----------------  ----------------- -----------------     -----------------
   $      2,789        $     2,084          $       ----       $      -----      $      ----           $       ----
          2,296              1,275                   104                303               81                      1
------------------- -----------------    -----------------  ----------------- -----------------     -----------------
            493                809                  (104)              (303)             (81)                    (1)
------------------- -----------------    -----------------  ----------------- -----------------     -----------------


          5,898              4,295                   895              2,457             ----                   ----
        (89,192)            (2,408)               (6,876)            (2,067)          (1,252)                (1,202)
------------------- -----------------    -----------------  ----------------- -----------------     -----------------
        (83,294)             1,887                (5,981)               390           (1,252)                (1,202)
------------------- -----------------    -----------------  ----------------- -----------------     -----------------


         12,827            (44,456)                9,778             (9,480)             925                   ----
------------------- -----------------    -----------------  ----------------- -----------------     -----------------


   $    (69,974)       $   (41,760)         $      3,693       $     (9,393)     $      (408)          $     (1,203)
=================== =================    =================  ================= =================     =================




   $        493        $       809          $       (104)      $       (303)     $       (81)          $         (1)
        (83,294)             1,887                (5,981)               390           (1,252)                (1,202)
         12,827            (44,456)                9,778             (9,480)             925                   ----
------------------- -----------------    -----------------  ----------------- -----------------     -----------------

        (69,974)           (41,760)                3,693             (9,393)            (408)                (1,203)
------------------- -----------------    -----------------  ----------------- -----------------     -----------------


          2,408                 50                 4,097                 50             ----                   ----
        254,373            396,967               (80,855)           105,040           23,585                  1,203
       (343,203)               ---                (3,721)               (31)            (127)                  ----
            (67)               (35)                  (30)               (26)              (2)                  ----
------------------- -----------------    -----------------  ----------------- -----------------     -----------------
        (86,489)           396,982               (80,509)           105,033           23,456                  1,203
------------------- -----------------    -----------------  ----------------- -----------------     -----------------

       (156,463)           355,222               (76,816)            95,640           23,048                   ----
        355,222                ---                95,640               ----             ----                   ----
------------------- -----------------    -----------------  ----------------- -----------------     -----------------
   $    198,759        $   355,222          $     18,824       $     95,640      $    23,048           $       ----
=================== =================    =================  ================= =================     =================

                                     F-I 8

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Berger
                                                                             ----------------------------------------

                                                                                             Growth
                                                                             ----------------------------------------
                                                                                    2001                  2000
                                                                             -------------------    -----------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                             $       ----          $         ----
    Mortality and expense risk charge                                                    746                   3,251
                                                                             -------------------    -----------------
Net investment income(loss)                                                             (746)                 (3,251)
                                                                             -------------------    -----------------
Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                               ----                   5,306
    Net realized gain(loss) on sale of fund shares                                   (18,771)                 34,495
                                                                             -------------------    -----------------
Net realized gain(loss)                                                              (18,771)                 39,801
                                                                             -------------------    -----------------

Change in unrealized appreciation(depreciation)                                      (33,434)               (174,713)
                                                                             -------------------    -----------------
Net increase(decrease) in net assets resulting
    from operations                                                             $    (52,951)          $    (138,163)
                                                                             ===================    =================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $       (746)          $     (3,251)
  Net realized gain(loss)                                                            (18,771)                 39,801
  Net change in unrealized appreciation(depreciation)                                (33,434)               (174,713)
                                                                             -------------------    -----------------
Net increase(decrease) in net assets resulting
  from operations                                                                    (52,951)               (138,163)
                                                                             -------------------    -----------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                  7,235                  14,411
  Subaccounts transfers (including fixed account), net                               (19,135)               (113,985)
  Transfers for policyowner benefits and terminations                                   (321)                 (5,566)
  Policyowner maintenance charges                                                       (170)                   (170)
                                                                             -------------------    -----------------
Net increase(decrease) from policyowner transactions                                 (12,391)               (105,310)
                                                                             -------------------    -----------------
Total increase(decrease) in net assets                                               (65,342)               (243,473)
Net assets at beginning of period                                                    158,005                 401,478
                                                                             -------------------    -----------------
Net assets at end of period                                                     $     92,663           $     158,005
                                                                             ===================    =================

The accompanying notes are an integral part of these financial statements.

                                     F-I 9

                 Berger                                                     Deutsche
------------------------------------------ ---------------------------------------------------------------------------

          Small Company Growth                        EAFE Equity                            Small Cap
----------------------------------------- ------------------------------------ --------------------------------------
       2001                  2000               2001              2000               2001               2000
--------------------  ------------------- ----------------- ------------------ --------------------------------------

   $       ----          $       ----        $     ----        $     ----        $         109      $     ----
          2,596                 4,375               443               432                  931               2
--------------------  ------------------- ----------------- ------------------ --------------------------------------
         (2,596)               (4,375)             (443)             (432)                (822)             (2)
--------------------  ------------------- ----------------- ------------------ --------------------------------------


         21,429                12,770              ----             1,625                  878              17

       (355,193)              (38,113)           31,164            (8,969)               3,359              26
--------------------  ------------------- ----------------- ------------------ --------------------------------------
       (333,764)              (25,343)           31,164            (7,344)               4,237              43
--------------------  ------------------- ----------------- ------------------ --------------------------------------


        198,579              (250,864)            5,914            (5,406)                (345)            231
--------------------  ------------------- ----------------- ------------------ --------------------------------------


   $   (137,781)         $   (280,582)       $   36,635        $  (13,182)       $       3,070      $      272
====================  =================== ================= ================== ======================================




   $     (2,596)         $     (4,375)       $     (443)       $     (432)       $        (822)     $       (2)
       (333,764)              (25,343)           31,164            (7,344)               4,237              43
        198,579              (250,864)            5,914            (5,406)                (345)            231
--------------------  ------------------- ----------------- ------------------ --------------------------------------

       (137,781)             (280,582)           36,635           (13,182)               3,070             272
--------------------  ------------------- ----------------- ------------------ --------------------------------------


         20,214                15,450             1,000             8,999                 ----            ----
       (189,476)              962,282          (107,318)          107,308               11,348           2,986
       (316,937)               (2,980)               23            (5,661)                 (85)           ----
           (249)                 (253)              (10)              (26)                  (6)             (5)
--------------------  ------------------- ----------------- ------------------ --------------------------------------
       (486,448)              974,499          (106,305)          110,620               11,257           2,981
--------------------  ------------------- ----------------- ------------------ --------------------------------------

       (624,229)              693,917           (69,670)           97,438               14,327           3,253
        815,106               121,189            97,438              ----                3,253            ----
--------------------  ------------------- ----------------- ------------------ --------------------------------------
   $    190,877          $    815,106        $   27,768        $   97,438        $      17,580      $    3,253
====================  =================== ================= ================== ======================================

                                     F-I 10

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                                         Contrafund SC
                                                                            ----------------------------------------
                                                                                  2001                 2000
                                                                            ------------------  --------------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                            $       99          $     ----
    Mortality and expense risk charge                                                 143                 138
                                                                            ------------------  --------------------
Net investment income(loss)                                                           (44)               (138)
                                                                            ------------------  --------------------
Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                             394                ----
    Net realized gain(loss) on sale of fund shares                                 (3,587)             (1,303)
                                                                            ------------------  --------------------
Net realized gain(loss)                                                            (3,193)             (1,303)
                                                                            ------------------  --------------------
Change in unrealized appreciation(depreciation)                                     7,556              (1,255)
                                                                            ------------------  --------------------
Net increase(decrease) in net assets resulting
    from operations                                                            $    4,319          $   (2,696)
                                                                            ==================  ====================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                  $      (44)         $     (138)
  Net realized gain(loss)                                                          (3,193)             (1,303)
  Net change in unrealized appreciation(depreciation)                               7,556              (1,255)
                                                                            ------------------  --------------------
Net increase(decrease) in net assets resulting
  from operations                                                                   4,319              (2,696)
                                                                            ------------------  --------------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                               3,407                 600
  Subaccounts transfers (including fixed account), net                             38,317              28,844
  Transfers for policyowner benefits and terminations                                ----                  96
  Policyowner maintenance charges                                                      (7)                 (2)
                                                                            ------------------  --------------------
Net increase(decrease) from policyowner transactions                               41,717              29,538
                                                                            ------------------  --------------------
Total increase(decrease) in net assets                                             46,036              26,842
Net assets at beginning of period                                                  26,842                ----
                                                                            ------------------  --------------------
Net assets at end of period                                                    $   72,878          $   26,842
                                                                            ==================  ====================

The accompanying notes are an integral part of these financial statements.

                                     F-I 11

                                                     Fidelity
--------------------------------------------------------------------------------------------------------------------

           High Income SC                       Inv. Grade Bond IC                         Mid Cap SC
----------------------------------------------------------------------------  --------------------------------------
       2001               2000               2001                2000               2001               2000
------------------- -------------------------------------  -----------------  --------------------------------------
   $   78,754          $     ----        $    6,831           $     ----         $     ----        $      699
        2,359                   1               289                   83              1,603               698
------------------- -------------------------------------  -----------------  --------------------------------------
       76,395                  (1)            6,542                  (83)            (1,603)                1
------------------- -------------------------------------  -----------------  --------------------------------------


         ----                ----              ----                 ----               ----              ----
     (100,859)                (65)           (6,033)                 802             (7,635)           (2,402)
------------------- -------------------------------------  -----------------  --------------------------------------
     (100,859)                (65)           (6,033)                 802             (7,635)           (2,402)
------------------- -------------------------------------  -----------------  --------------------------------------


         ----                ----             1,508                  690              1,323               856
------------------- -------------------------------------  -----------------  --------------------------------------


   $  (24,464)         $      (66)       $    2,017           $    1,409         $   (7,915)       $   (1,545)
=================== =====================================  =================  ======================================




   $   76,395          $       (1)       $    6,542           $      (83)        $   (1,603)       $        1
     (100,859)                (65)           (6,033)                 802             (7,635)           (2,402)
         ----                ----             1,508                  690              1,323               856
------------------- -------------------------------------  -----------------  --------------------------------------

      (24,464)                (66)            2,017                1,409             (7,915)           (1,545)
------------------- -------------------------------------  -----------------  --------------------------------------


         ----                ----                95                  100                453              ----
       20,183                  68            53,420               14,896             80,865           594,586
        4,334                ----               (18)                ----             (5,262)         (390,336)
          (53)                 (2)               (8)                 (33)               (57)              (33)
------------------- -------------------------------------  -----------------  --------------------------------------
       24,464                  66            53,489               14,963             75,999           204,217
------------------- -------------------------------------  -----------------  --------------------------------------

         ----                ----            55,506               16,372             68,084           202,672
         ----                ----            16,372                 ----            202,672              ----
------------------- -------------------------------------  -----------------  --------------------------------------
   $     ----          $     ----        $   71,878           $   16,372         $  270,756        $  202,672
=================== =====================================  =================  ======================================

                                     F-I 12

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Invesco
                                                                             ---------------------------------------

                                                                                           Financial
                                                                             ---------------------------------------
                                                                                    2001                 2000
                                                                             -------------------   -----------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                             $       61            $     ----
    Mortality and expense risk charge                                                   71                  ----
                                                                             -------------------   -----------------
Net investment income(loss)                                                            (10)                 ----
                                                                             -------------------   -----------------

Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                               16                  ----
    Net realized gain(loss) on sale of fund shares                                  (1,212)                 ----
                                                                             -------------------   -----------------
Net realized gain(loss)                                                             (1,196)                 ----
                                                                             -------------------   -----------------

Change in unrealized appreciation(depreciation)                                     (1,160)                 ----
                                                                             -------------------   -----------------
Net increase(decrease) in net assets resulting
    from operations                                                             $   (2,366)           $     ----
                                                                             ===================   =================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                   $      (10)           $     ----
  Net realized gain(loss)                                                           (1,196)                 ----
  Net change in unrealized appreciation(depreciation)                               (1,160)                 ----
                                                                             -------------------   -----------------
Net increase(decrease) in net assets resulting
  from operations                                                                   (2,366)                 ----
                                                                             -------------------   -----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                 ----                  ----
  Subaccounts transfers (including fixed account), net                              20,879                  ----
  Transfers for policyowner benefits and terminations                                 ----                  ----
  Policyowner maintenance charges                                                       (1)                 ----
                                                                             -------------------   -----------------
Net increase(decrease) from policyowner transactions                                20,878                  ----
                                                                             -------------------   -----------------
Total increase(decrease) in net assets                                              18,512                  ----
Net assets at beginning of period                                                     ----                  ----
                                                                             -------------------   -----------------
Net assets at end of period                                                     $   18,512            $     ----
                                                                             ===================   =================


The accompanying notes are an integral part of these financial statements.

                                     F-I 13

                                                        Invesco
--------------------------------------------------------------------------------------------------------------------

                 Health                               Technology                             Telecomm
-------------------------------------    ------------------------------------  -------------------------------------
       2001               2000                 2001              2000                2001                2000
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------
   $      366           $     ----          $     ----        $     ----          $     ----          $     ----
          143                 ----                  89              ----                   4                ----
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------
          223                 ----                 (89)             ----                  (4)               ----
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------


         ----                 ----                ----              ----                ----                ----
          390                 ----              (5,588)             ----              (1,225)               ----
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------
          390                 ----              (5,588)             ----              (1,225)               ----
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------


          573                 ----              (2,729)             ----                  15                ----
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------


   $    1,186           $     ----          $   (8,406)       $     ----          $   (1,214)         $     ----
===================  ================    ================= ==================  ==================  =================




   $      223           $     ----          $      (89)       $     ----          $       (4)         $     ----
          390                 ----              (5,588)             ----              (1,225)               ----
          573                 ----              (2,729)             ----                  15                ----
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------

        1,186                 ----              (8,406)             ----              (1,214)               ----
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------


         ----                 ----                ----              ----                ----                ----
      102,857                 ----              88,496              ----               3,229                ----
          (22)                ----                (250)             ----                ----                ----
         ----                 ----                ----              ----                ----                ----
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------
      102,835                 ----              88,246              ----               3,229                ----
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------

      104,021                 ----              79,840              ----               2,015                ----
         ----                 ----                ----              ----                ----                ----
-------------------  ----------------    ----------------- ------------------  ------------------  -----------------
   $  104,021           $     ----          $   79,840        $     ----          $    2,015          $     ----
===================  ================    ================= ==================  ==================  =================

                                     F-I 14

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Neuberger Berman
                                                                              --------------------------------------

                                                                                            Balanced
                                                                              --------------------------------------
                                                                                    2001                 2000
                                                                              -----------------    -----------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                              $     2,747          $     2,526
    Mortality and expense risk charge                                                    917                1,225
                                                                              -----------------    -----------------
Net investment income(loss)                                                            1,830                1,301
                                                                              -----------------    -----------------
Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                             51,899               20,004
    Net realized gain(loss) on sale of fund shares                                   (82,043)              23,966
                                                                              -----------------    -----------------
Net realized gain(loss)                                                              (30,144)              43,970
                                                                              -----------------    -----------------

Change in unrealized appreciation(depreciation)                                       (7,526)             (54,022)
                                                                              -----------------    -----------------
Net increase(decrease) in net assets resulting
    from operations                                                              $   (35,840)         $    (8,751)
                                                                              =================    =================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                    $     1,830          $     1,301
  Net realized gain(loss)                                                            (30,144)              43,970
  Net change in unrealized appreciation(depreciation)                                 (7,526)             (54,022)
                                                                              -----------------    -----------------
Net increase(decrease) in net assets resulting
  from operations                                                                    (35,840)              (8,751)
                                                                              -----------------    -----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                  5,045                7,708
  Subaccounts transfers (including fixed account), net                               362,742               95,927
  Transfers for policyowner benefits and terminations                               (349,589)            (118,950)
  Policyowner maintenance charges                                                       (311)                (235)
                                                                              -----------------    -----------------
Net increase(decrease) from policyowner transactions                                  17,887              (15,550)
                                                                              -----------------    -----------------

Total increase(decrease) in net assets                                               (17,953)             (24,301)
Net assets at beginning of period                                                    169,862              194,163
                                                                              -----------------    -----------------
Net assets at end of period                                                      $   151,909          $   169,862
                                                                              =================    =================

The accompanying notes are an integral part of these financial statements.

                                     F-I 15

                                                    Neuberger Berman
--------------------------------------------------------------------------------------------------------------------

               Growth                            Limited Maturity Bond                    Liquid Assets
-------------------------------------    ------------------------------------- -------------------------------------
       2001               2000                 2001                2000              2001                2000
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------

   $      ----          $      ----         $    22,440         $    22,243     $     136,113       $     131,281
         1,283                2,598               1,934               2,608            25,986              17,622
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------
        (1,283)              (2,598)             20,506              19,635           110,127             113,659
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------


       102,490               25,444                ----                ----              ----                ----
       (88,246)              20,941                (360)             (4,072)             ----                ----
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------
        14,244               46,385                (360)             (4,072)             ----                ----
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------


       (98,942)             (81,316)              4,012               5,052              ----                ----
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------


   $   (85,981)         $   (37,529)        $    24,158         $    20,615     $     110,127       $     113,659
===================  ================    ==================  ================= ==================  =================




   $    (1,283)         $    (2,598)        $    20,506         $    19,635     $     110,127       $     113,659
        14,244               46,385                (360)             (4,072)             ----                ----
       (98,942)             (81,316)              4,012               5,052              ----                ----
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------

       (85,981)             (37,529)             24,158              20,615           110,127             113,659
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------


         2,766                7,528               3,130               7,640         9,522,989           5,548,108
         6,560               80,319            (162,154)            (10,150)       (7,077,735)         (2,695,089)
        (3,550)              (3,415)            (10,197)             (7,864)       (1,538,270)         (1,717,690)
          (244)                (185)                (89)                (84)           (1,050)             (1,429)
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------
         5,532               84,247            (169,310)            (10,458)          905,934           1,133,900
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------

       (80,449)              46,718            (145,152)             10,157         1,016,061           1,247,559
       273,402              226,684             356,407             346,250         3,396,001           2,148,442
-------------------  ----------------    ------------------  ----------------- ------------------  -----------------
   $   192,953          $   273,402         $   211,255         $   356,407     $   4,412,062       $   3,396,001
===================  ================    ==================  ================= ==================  =================

                                     F-I 16

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Neuberger Berman
                                                                            ----------------------------------------

                                                                                           Partners
                                                                            ----------------------------------------
                                                                                   2001                2000
                                                                            ------------------- --------------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                            $      2,280        $      5,998
    Mortality and expense risk charge                                                 3,507               5,536
                                                                            ------------------- --------------------
Net investment income(loss)                                                          (1,227)                462
                                                                            ------------------- --------------------
Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                            21,660             127,560
    Net realized gain(loss) on sale of fund shares                                   (6,859)            (30,826)
                                                                            ------------------- --------------------
Net realized gain(loss)                                                              14,801              96,734
                                                                            ------------------- --------------------

Change in unrealized appreciation(depreciation)                                     (31,107)           (110,588)
                                                                            ------------------- --------------------
Net increase(decrease) in net assets resulting
    from operations                                                            $    (17,533)       $    (13,392)
                                                                            =================== ====================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                  $     (1,227)       $        462
  Net realized gain(loss)                                                            14,081              96,734
  Net change in unrealized appreciation(depreciation)                               (31,107)           (110,588)
                                                                            ------------------- --------------------
Net increase(decrease) in net assets resulting
  from operations                                                                   (17,533)            (13,392)
                                                                            ------------------- --------------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                 7,213              13,513
  Subaccounts transfers (including fixed account), net                               (9,493)           (239,032)
  Transfers for policyowner benefits and terminations                                (9,865)            (71,553)
  Policyowner maintenance charges                                                      (358)               (425)
                                                                            ------------------- --------------------
Net increase(decrease) from policyowner transactions                                (12,503)           (297,497)
                                                                            ------------------- --------------------

Total increase(decrease) in net assets                                              (30,036)           (310,889)
Net assets at beginning of period                                                   613,863             924,752
                                                                            ------------------- --------------------
Net assets at end of period                                                    $    583,827        $    613,863
                                                                            =================== ====================


The accompanying notes are an integral part of these financial statements.

                                     F-I 17

                                                        Rydex
--------------------------------------------------------------------------------------------------------------------

                Nova                                     OTC                             Precious Metals
-------------------------------------    ------------------------------------  -------------------------------------
       2001               2000                 2001              2000                2001               2000
-------------------  ----------------    ----------------- ------------------  -----------------  ------------------


   $     48,542         $     3,137         $       ----      $       ----        $       ----       $       ----
          1,980               3,889                3,734             8,912               1,267                451
-------------------  ----------------    ----------------- ------------------  -----------------  ------------------
         46,562                (752)              (3,734)           (8,912)             (1,267)              (451)
-------------------  ----------------    ----------------- ------------------  -----------------  ------------------


           ----              24,144                 ----            53,755                ----               ----
       (140,377)           (150,055)            (475,365)          232,111               2,253             (8,992)
-------------------  ----------------    ----------------- ------------------  -----------------  ------------------
       (140,377)           (125,911)            (475,365)          285,866               2,253             (8,992)
-------------------  ----------------    ----------------- ------------------  -----------------  ------------------


         (5,581)            (34,990)             156,337          (957,563)             15,197               (311)
-------------------  ----------------    ----------------- ------------------  -----------------  ------------------


   $    (99,396)        $  (161,653)        $   (322,762)     $   (680,609)       $     16,183       $     (9,754)
===================  ================    ================= ==================  =================  ==================




   $     46,562         $      (752)        $     (3,734)     $     (8,912)       $     (1,267)      $       (451)
       (140,377)           (125,911)            (475,365)          285,866               2,253             (8,992)
         (5,581)            (34,990)             156,337          (957,563)             15,197               (311)
-------------------  ----------------    ----------------- ------------------  -----------------  ------------------

        (99,396)           (161,653)            (322,762)         (680,609)             16,183             (9,754)
-------------------  ----------------    ----------------- ------------------  -----------------  ------------------


         50,230               3,065                  755            33,676                ----             10,000
       (141,881)            245,529              195,464          (582,733)             52,448            190,583
         (1,200)            (39,196)             (30,720)             (566)             (5,952)              (653)
           (239)               (430)                (316)              (85)               (107)               (81)
-------------------  ----------------    ----------------   -----------------  -----------------  ------------------
        (93,090)            208,968              165,183           (549,708)            46,389            199,849
-------------------  ----------------    ----------------   -----------------  -----------------  ------------------

       (192,486)             47,315             (157,579)       (1,230,317)             62,572            190,095
        514,413             467,098              711,176         1,941,493             229,934             39,839
-------------------  ----------------    ----------------- ------------------  -----------------  ------------------
   $    321,927         $   514,413         $    553,597      $    711,176        $    292,506       $    229,934
===================  ================    ================= ==================  =================  ==================

                                     F-I 18

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              Rydex
                                                                               -------------------------------------

                                                                                               Ursa
                                                                               -------------------------------------
                                                                                     2001                2000
                                                                               ------------------  -----------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                               $    14,124         $       836
    Mortality and expense risk charge                                                     605                 721
                                                                               ------------------  -----------------
Net investment income(loss)                                                            13,519                 115
                                                                               ------------------  -----------------
Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                                ----                ----
    Net realized gain(loss) on sale of fund shares                                    (18,223)             45,099
                                                                               ------------------  -----------------
Net realized gain(loss)                                                               (18,223)             45,099
                                                                               ------------------  -----------------

Change in unrealized appreciation(depreciation)                                          (725)                145
                                                                               ------------------  -----------------
Net increase(decrease) in net assets resulting
    from operations                                                               $    (5,429)        $    45,359
                                                                               ==================  =================

STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                     $    13,519         $       115
  Net realized gain(loss)                                                             (18,223)             45,099
  Net change in unrealized appreciation(depreciation)                                    (725)                145
                                                                               ------------------  -----------------
Net increase(decrease) in net assets resulting
  from operations                                                                      (5,429)             45,359
                                                                               ------------------  -----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                    ----                 360
  Subaccounts transfers (including fixed account), net                                 71,413             (25,510)
  Transfers for policyowner benefits and terminations                                 (23,026)               (100)
  Policyowner maintenance charges                                                        (227)               (321)
                                                                               ------------------  -----------------
Net increase(decrease) from policyowner transactions                                   48,160             (25,571)
                                                                               ------------------  -----------------

Total increase(decrease) in net assets                                                 42,731              19,788
Net assets at beginning of period                                                      25,599               5,811
                                                                               ------------------  -----------------
Net assets at end of period                                                       $    68,330         $    25,599
                                                                               ==================  =================

The accompanying notes are an integral part of these financial statements.

                                     F-I 19

                Rydex                                                 Strong Variable
--------------------------------------   ---------------------------------------------------------------------------

         US Government Bond                            Growth                          International Stock
--------------------------------------   ------------------------------------  -------------------------------------
       2001                2000                2001              2000                2001               2000
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------


   $      2,250         $     2,040         $    -----        $       ----        $      ----        $       ----
            420                 456              2,894              10,154              1,195               2,519
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------
          1,830               1,584             (2,894)            (10,154)            (1,195)             (2,519)
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------


           ----                ----               ----              58,557             16,336                ----
         17,735               1,532           (238,002)            128,095            (63,354)             28,884
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------
         17,735               1,532           (238,002)            186,652            (47,018)             28,884
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------


        (11,119)             10,674             52,532            (518,855)            15,540            (142,061)
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------


   $      8,446         $    13,790         $ (188,364)       $   (342,357)       $   (32,673)       $   (115,696)
===================  =================   ================= ==================  =================  ==================




   $      1,830         $     1,584         $   (2,894)       $    (10,154)       $    (1,195)       $     (2,519)
         17,735               1,532           (238,002)            186,652            (47,018)             28,884
        (11,119)             10,674             52,532            (518,855)            15,540            (142,061)
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------

          8,446              13,790           (188,364)           (342,357)           (32,673)           (115,696)
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------


         25,000                ----             18,523             123,320              3,687              18,025
       (203,786)            225,159            287,157             194,546            (19,592)            (84,297)
           ----                ----           (464,562)            (15,974)            (8,946)             19,024
            (30)               (118)              (495)               (430)              (158)               (204)
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------
       (178,816)            225,041           (159,377)            301,462            (25,009)            (47,452)
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------

       (170,370)            238,831           (347,741)            (40,895)           (57,682)           (163,148)
        238,831                ----            720,833             761,728            161,125             324,273
-------------------  -----------------   ----------------- ------------------  -----------------  ------------------
   $     68,461         $   238,831         $  373,092        $    720,833        $   103,443        $    161,125
===================  =================   ================= ==================  =================  ==================

                                     F-I 20

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                      Strong Opportunity
                                                                            ----------------------------------------

                                                                                          Opportunity
                                                                            ----------------------------------------
                                                                                   2001                2000
                                                                            ------------------- --------------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                            $      3,293        $      2,062
    Mortality and expense risk charge                                                 4,601               6,942
                                                                            ------------------- --------------------
Net investment income(loss)                                                          (1,308)             (4,880)
                                                                            ------------------- --------------------
Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                           142,425             115,292
    Net realized gain(loss) on sale of fund shares                                  (12,358)             52,718
                                                                            ------------------- --------------------
Net realized gain(loss)                                                             130,067             168,010
                                                                            ------------------- --------------------

Change in unrealized appreciation(depreciation)                                    (139,840)           (142,296)
                                                                            ------------------- --------------------
Net increase(decrease) in net assets resulting
    from operations                                                            $    (11,081)       $     20,834
                                                                            =================== ====================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                  $     (1,308)       $     (4,880)
  Net realized gain(loss)                                                           130,067             168,010
  Net change in unrealized appreciation(depreciation)                              (139,840)           (142,296)
                                                                            ------------------- --------------------
Net increase(decrease) in net assets resulting
  from operations                                                                   (11,081)             20,834
                                                                            ------------------- --------------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                27,620               6,026
  Subaccounts transfers (including fixed account), net                              271,050             284,543
  Transfers for policyowner benefits and terminations                              (263,423)           (138,233)
  Policyowner maintenance charges                                                      (383)               (376)
                                                                            ------------------- --------------------
Net increase(decrease) from policyowner transactions                                 34,864             151,960
                                                                            ------------------- --------------------

Total increase(decrease) in net assets                                               23,783             172,794
Net assets at beginning of period                                                   888,921             716,127
                                                                            ------------------- --------------------
Net assets at end of period                                                    $    912,704        $    888,921
                                                                            =================== ====================

The accompanying notes are an integral part of these statements.

                                     F-I 21

            Third Avenue                                                  Vanguard
--------------------------------------   ---------------------------------------------------------------------------

                Value                               Money Market                           Equity Index
--------------------------------------   ------------------------------------  -------------------------------------
       2001                2000                2001               2000               2001               2000
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------


  $          6          $   ----            $    40,332        $   ----           $      ----        $   ----
           238              ----                  7,012            ----                   228            ----
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------
          (232)             ----                 33,320            ----                  (228)           ----
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------


            42              ----                   ----            ----                  ----            ----
        (7,805)             ----                   ----            ----                     3            ----
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------
        (7,763)             ----                   ----            ----                     3            ----
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------


         8,139              ----                   ----            ----                 7,343            ----
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------


  $        144          $   ----            $    33,320        $   ----           $     7,118        $   ----
===================  =================   =================  =================  =================  ==================




  $       (232)         $   ----            $    33,320        $   ----           $      (228)       $   ----
        (7,763)             ----                   ----            ----                     3            ----
         8,139              ----                   ----            ----                 7,343            ----
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------

           144              ----                 33,320            ----                 7,118            ----
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------


           315              ----                138,868            ----                 2,072            ----
       172,718              ----              3,727,422            ----               281,909            ----
          (181)             ----                (86,926)           ----                  ----            ----
          ----              ----                    (65)           ----                  ----            ----
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------
       172,852              ----              3,779,299            ----               283,981            ----
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------

       172,996              ----              3,812,619            ----               291,099            ----
          ----              ----                   ----            ----                  ----            ----
-------------------  -----------------   -----------------  -----------------  -----------------  ------------------
  $    172,996          $   ----          $   3,812,619        $   ----           $   291,099        $   ----
===================  =================   =================  =================  =================  ==================

                                     F-I 22

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                               Vanguard
                                                                                  -----------------------------------

                                                                                           High-Grade Bond
                                                                                  -----------------------------------
                                                                                       2001               2000
                                                                                  ----------------  -----------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                                  $     ----        $     ----
    Mortality and expense risk charge                                                       124              ----
                                                                                  ----------------  -----------------
Net investment income(loss)                                                                (124)             ----
                                                                                  ----------------  -----------------
Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                                  ----              ----
    Net realized gain(loss) on sale of fund shares                                          553              ----
                                                                                  ----------------  -----------------
Net realized gain(loss)                                                                     553              ----
                                                                                  ----------------  -----------------

Change in unrealized appreciation(depreciation)                                             806              ----
                                                                                  ----------------  -----------------
Net increase(decrease) in net assets resulting
    from operations                                                                  $    1,235        $     ----
                                                                                  ================  =================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                        $     (124)       $     ----
  Net realized gain(loss)                                                                   553              ----
  Net change in unrealized appreciation(depreciation)                                       806              ----
                                                                                  ----------------  -----------------
Net increase(decrease) in net assets resulting
  from operations                                                                         1,235              ----
                                                                                  ----------------  -----------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                                     2,000              ----
  Subaccounts transfers (including fixed account), net                                   72,404              ----
  Transfers for policyowner benefits and terminations                                       (21)             ----
  Policyowner maintenance charges                                                            (6)             ----
                                                                                  ----------------  -----------------
Net increase(decrease) from policyowner transactions                                     74,377              ----
                                                                                  ----------------  -----------------
Total increase(decrease) in net assets                                                   75,612              ----
Net assets at beginning of period                                                          ----              ----
                                                                                  ----------------  -----------------
Net assets at end of period                                                          $   75,612        $     ----
                                                                                  ================  =================

The accompanying notes are an integral part of these statements.

                                     F-I 23

                                                        Vanguard
---------------------------------------------------------------------------------------------------------------------

             REIT Index                                Mid-Cap                             Equity Income
-------------------------------------    ------------------------------------  --------------------------------------
       2001               2000                 2001              2000                2001                2000
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------

   $     ----           $     ----          $     ----        $     ----          $     ----         $     ----
           47                 ----                  44              ----                  80               ----
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------
          (47)                ----                 (44)             ----                 (80)              ----
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------


         ----                 ----                ----              ----                ----               ----
          645                 ----              (1,297)             ----              (1,510)              ----
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------
          645                 ----              (1,297)             ----              (1,510)              ----
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------


          480                 ----               1,749              ----                 (15)              ----
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------


   $    1,078           $     ----          $      408        $     ----          $   (1,605)        $     ----
===================  ================    ================= ==================  =================  ===================




   $      (47)          $     ----          $      (44)       $     ----          $      (80)        $     ----
          645                 ----              (1,297)             ----              (1,510)              ----
          480                 ----               1,749              ----                 (15)              ----
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------

        1,078                 ----                 408              ----              (1,605)              ----
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------


         ----                 ----                  29              ----               2,569               ----
       21,726                 ----              59,041              ----              13,831               ----
         ----                 ----                ----              ----                ----               ----
         ----                 ----                ----              ----                  (2)              ----
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------
       21,726                 ----              59,070              ----              16,398               ----
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------

       22,804                 ----              59,478              ----              14,793               ----
         ----                 ----                ----              ----                ----               ----
-------------------  ----------------    ----------------- ------------------  -----------------  -------------------
   $   22,804           $     ----          $   59,478        $     ----          $   14,793         $     ----
===================  ================    ================= ==================  =================  ===================

                                     F-I 24

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Vanguard
                                                                            -----------------------------------------

                                                                                             Growth
                                                                            -----------------------------------------
                                                                                   2001                 2000
                                                                            -------------------  --------------------
STATEMENTS OF OPERATIONS
Investment income:
    Dividend distributions received                                            $     ----           $     ----
    Mortality and expense risk charge                                                  26                 ----
                                                                            -------------------  --------------------
Net investment income(loss)                                                           (26)                ----
                                                                            -------------------  --------------------
Realized gain(loss) on investments:
    Net realized gain(loss) distributions                                            ----                 ----
    Net realized gain(loss) on sale of fund shares                                   (431)                ----
                                                                            -------------------  --------------------
Net realized gain(loss)                                                              (431)                ----
                                                                            -------------------  --------------------

Change in unrealized appreciation(depreciation)                                    (1,410)                ----
                                                                            -------------------  --------------------
Net increase(decrease) in net assets resulting
    from operations                                                            $   (1,867)          $     ----
                                                                            ===================  ====================


STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                                  $      (26)          $     ----
  Net realized gain(loss)                                                            (431)                ----
  Net change in unrealized appreciation(depreciation)                              (1,410)                ----
                                                                            -------------------  --------------------
Net increase(decrease) in net assets resulting
  from operations                                                                  (1,867)                ----
                                                                            -------------------  --------------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                               2,000                 ----
  Subaccounts transfers (including fixed account), net                             16,396                 ----
  Transfers for policyowner benefits and terminations                                ----                 ----
  Policyowner maintenance charges                                                    ----                 ----
                                                                            -------------------  --------------------
Net increase(decrease) from policyowner transactions                               18,396                 ----
                                                                            -------------------  --------------------
Total increase(decrease) in net assets                                             16,529                 ----
Net assets at beginning of period                                                    ----                 ----
                                                                            -------------------  --------------------
Net assets at end of period                                                    $   16,529           $     ----
                                                                            ===================  ====================


The accompanying notes are an integral part of these statements.

                                     F-I 25

                                                     Vanguard

---------------------------------------------------------------------------------------------------------------------

     High Yield Bond               International                  Diversified               Small Company Growth
--------------------------  ----------------------------  ----------------------------  -----------------------------
    2001          2000          2001          2000            2001           2000           2001            2000
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------


  $    ----       $ ----      $     ----     $ ----        $     ----       $ ----       $     ----        $ ----
         73         ----              43       ----                84         ----               156         ----
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------
        (73)        ----             (43)      ----               (84)        ----              (156)        ----
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------


       ----         ----            ----       ----              ----         ----              ----         ----
        272         ----           2,940       ----            (2,271)        ----             2,236         ----
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------
        272         ----           2,940       ----            (2,271)        ----             2,236         ----
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------


        629         ----           1,540       ----               670         ----            18,064         ----
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------


  $     828       $ ----      $    4,437     $ ----        $   (1,685)      $ ----       $    20,144       $ ----
============== ===========  ============= ==============  =============  =============  ==============  =============




  $     (73)      $ ----      $      (43)    $ ----        $      (84)      $ ----       $      (156)      $ ----
        272         ----           2,940       ----            (2,271)        ----             2,236         ----
        629         ----           1,540       ----               670         ----            18,064         ----
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------

        828         ----           4,437       ----            (1,685)        ----            20,144         ----
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------


      2,000         ----              59       ----               309         ----                29         ----
     57,109         ----          37,940       ----            35,293         ----           213,410         ----
         17         ----              79       ----              ----         ----              ----         ----
       ----         ----            ----       ----              ----         ----              ----         ----
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------
     59,126         ----          38,078       ----            35,602         ----           213,439         ----
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------

     59,954         ----          42,515       ----            33,917         ----           233,583         ----
       ----         ----            ----       ----              ----         ----              ----         ----
-------------- -----------  ------------- --------------  -------------  -------------  --------------  -------------
  $  59,954       $ ----      $   42,515     $ ----        $   33,917       $ ----       $   233,583       $ ----
============== ===========  ============= ==============  =============  =============  ==============  =============

                                     F-I 26

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2001 AND 2000


1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVA (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support the variable annuity product issued by ALIC.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2001 there are forty-five subaccounts available within the Account:

    Calvert Asset Management Company, Inc.                    Deutsche Asset Management, Inc.
      (Advisor) (See Note 4)                                    Deutsche
      Calvert (Fund)                                              *EAFE Equity
        *Balanced (Subaccount)                                        (Commenced June 1, 2000)
            (Commenced June 20, 2000)                             *Small Cap
        *International Equity                                         (Commenced August 11, 2000)
            (Commenced July 31, 2000)
        *Mid Cap                                              Fidelity Management and Research Company
            (Commenced August 28, 2000)                         Fidelity
        *Small Cap                                                *Contrafund SC
            (Commenced December 17, 2001)                             (Commenced May 30, 2000)
                                                                  *High Income SC
    Ameritas Investment Corp. (See Note 4)                            (Commenced July 27, 2000)
      Ameritas                                                    *Inv. Grade Bond IC
        *Growth                                                       (Commenced June 20, 2000)
            (Commenced May 23, 2000)                              *Mid Cap SC
        *Growth with Income                                           (Commenced July 10, 2000)
            (Commenced December 21, 2000)
            (Ceased Business November 21, 2001)               INVESCO Funds Group, Inc.
        *Index 500                                              Invesco
            (Commenced June 2, 2000)                              *Financial
        *MidCap                                                       (Commenced May 21, 2001)
            (Commenced June 20, 2000)                             *Health
        *Small Cap                                                    (Commenced May 21, 2001)
            (Commenced December 11, 2000)                         *Technology
                                                                      (Commenced May 21, 2001)
    Berger LLC                                                    *Telecomm
      Berger                                                          (Commenced May 1, 2001)
        *Growth
            (Commenced March 5, 1997)
        *Small Company Growth
            (Commenced February 4, 1997)

                                     F-I 27

    Neuberger Berman Management Inc.                            The Vanguard Group
      Neuberger Berman                                            Vanguard
        *Balanced                                                   *Money Market
            (Commenced February 12, 1997)                               (Commenced May 25, 2001)
        *Growth                                                     *Equity Index
            (Commenced March 5, 1997)                                   (Commenced May 22, 2001)
        *Limited Maturity Bond                                      *High-Grade Bond
            (Commenced February 12, 1997)                               (Commenced May 22, 2001)
        *Liquid Assets                                              *REIT Index
            (Commenced January 12, 1997)                                (Commenced August 6, 2001)
        *Partners                                                   *Mid-Cap
            (Commenced March 18, 1997)                                  (Commenced June 25, 2001)

    PADCO Advisors II, Inc.                                     Newell Associates
      Rydex                                                       Vanguard
        *Nova                                                       *Equity Income
            (Commenced November 1, 1999)                                (Commenced May 21, 2001)
        *OTC
            (Commenced July 25, 1999)                           Lincoln Capital Management Company
        *Precious Metals                                          Vanguard
            (Commenced August 13, 1999)                             *Growth
        *Ursa                                                           (Commenced May 22, 2001)
            (Commenced November 1, 1999)
        *US Government Bond                                     Wellington Management Company, LLP
            (Commenced July 20, 1999)                             Vanguard
                                                                    *High Yield Bond
    Strong Capital Management, Inc.                                     (Commenced May 22, 2001)
      Strong Variable
        *Growth                                                 Schroder Investment Management North America Inc.
            (Commenced February 4, 1997)                          Vanguard
        *International Stock                                        *International
            (Commenced February 4, 1997)                                (Commenced June 25, 2001)

      Strong Opportunity                                        Barrow, Hanley, Mewhinney & Strauss, Inc.
        *Opportunity                                              Vanguard
            (Commenced February 10, 1997)                           *Diversified
                                                                        (Commenced August 15, 2001)
    EQSF Advisers, Inc.
      Third Avenue                                              Granahan Investment Management, Inc., Grantham,
        *Value                                                  Mayo,Van Otterloo & Co. LLC
            (Commenced May 1, 2001)                               Vanguard
                                                                    *Small Company Growth
                                                                        (Commenced June 25, 2001)

                                     F-I 28

2.  ACCOUNTING POLICIES

    VALUATION OF INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of ALIC, which is taxed as a life insurance company under the Internal Revenue Code. ALIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, ALIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

3.  CHARGES

    ALIC charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per the product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per the product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

4.  RELATED PARTIES

    Ameritas Variable Life Insurance Company, an indirect majority owned subsidiary of ALIC, established a variable insurance trust (VIT) which contains the Ameritas subaccounts. The Ameritas subaccounts are managed by Ameritas Investment Corp., another indirect majority owned subsidiary of ALIC. During the periods ended December 31, 2001 and 2000, these subaccounts incurred advisory fees of approximately $617 and $1,212, payable to Ameritas Investment Corp. Other affiliates of ALIC also provided sub-advisory and administrative services to these subaccounts during 2001 and 2000 of approximately $84 and $138.

    Calvert Asset Management Company, Inc., an affiliate of ALIC, serves as an investment advisor to the Calvert subaccounts.


                                     F-I 29

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2001 were as follows:

                                                                                  Purchases             Sales
                                                                               -----------------  ------------------
     Calvert:
       Balanced                                                                   $  1,233,119       $   1,175,645
       International Equity                                                            113,586              90,242
       Mid Cap                                                                         109,024              81,041
       Small Cap                                                                         7,516                   2

     Ameritas:
       Growth                                                                           18,868               6,558
       Growth with Income                                                              247,608             217,753
       Index 500                                                                       525,043             605,141
       MidCap                                                                           73,719             153,438
       Small Cap                                                                        98,543              75,168

     Berger:
       Growth                                                                            9,256              22,393
       Small Company Growth                                                          3,869,236           4,336,851

     Deutsche:
       EAFE Equity                                                                   4,412,532           4,519,280
       Small Cap                                                                    16,883,699          16,872,385

     Fidelity:
       Contrafund SC                                                                    64,744              22,676
       High Income SC                                                                4,129,251           4,028,392
       Inv. Grade Bond IC                                                              221,761             161,730
       Mid Cap SC                                                                      249,792             175,397

     Invesco:
       Financial                                                                        31,614              10,730
       Health                                                                          124,454              21,395
       Technology                                                                      361,213             273,056
       Telecomm                                                                          4,500               1,275

     Neuberger Berman:
       Balanced                                                                        475,467             403,852
       Growth                                                                          218,304             111,565
       Limited Maturity Bond                                                           458,494             607,297
       Liquid Assets                                                                17,530,426          16,514,366
       Partners                                                                         67,234              59,305

     Rydex:
       Nova                                                                          2,784,956           2,831,483
       OTC                                                                             964,746             803,297
       Precious Metals                                                                 245,829             200,706
       Ursa                                                                          3,542,568           3,480,889
       US Government Bond                                                              843,584           1,020,562

                                     F-I 30


                                                                                  Purchases             Sales
                                                                               -----------------  ------------------
     Strong Variable:
       Growth                                                                     $    794,534        $    956,805
       International Stock                                                           2,560,332           2,570,200

     Strong Opportunity:
       Opportunity                                                                     557,733             381,750

     Third Avenue:
       Value                                                                           621,445             448,783

     Vanguard:
       Money Market                                                                 29,847,890          26,035,271
       Equity Index                                                                    283,959                 205
       High-Grade Bond                                                                 113,612              39,359
       REIT Index                                                                       56,865              35,186
       Mid-Cap                                                                         155,381              96,355
       Equity Income                                                                    63,217              46,899
       Growth                                                                           23,396               5,026
       High Yield Bond                                                                  83,796              24,744
       International                                                                   175,361             137,326
       Diversified                                                                     142,869             107,351
       Small Company Growth                                                            309,517              96,234

6.  UNIT VALUES

    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                      Net Assets     Income       Average           Total
                             Value ($)        Units          ($)         Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Calvert:
Balanced
2001                         1.94    1.94        24,259         46,950     7.38     0.55    0.55    (7.52)   (7.52)

International Equity
2001                        14.56   14.56         1,512         22,009      .42     0.55    0.55     9.13     9.13

Mid Cap
2001                        27.13   27.13         1,230         33,392     ----     0.55    0.55    (1.73)   (1.73)

Small Cap
2001                        15.05   15.05           509          7,655     ----     0.55    0.55     3.66     3.66

                                     F-I 31

                                                                                      Expenses
                                                                             Inv.    as a % of
                                 Unit                         Net Assets    Income    Average            Total
                               Value ($)         Units          ($)         Ratio    Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Ameritas:

Growth
2001                        47.79   47.79           423          20,261      .13    0.55    0.55   (12.65)  (12.65)

Index 500
2001                       131.17  131.17         1,515         198,759      .79    0.55    0.55   (12.95)  (12.95)

MidCap
2001                        32.51   32.51           579          18,824     ----    0.55    0.55    (7.92)   (7.92)

Small Cap
2001                        29.30   29.30           787          23,048     ----    0.55    0.55   (27.65)  (27.65)

Berger:
Growth
2001                        11.02   11.02         8,409          92,663     ----    0.55    0.55   (32.92)  (32.92)

Small Company Growth
2001                        14.12   14.12        13,521         190,877     ----    0.55    0.55   (33.88)  (33.88)

Deutsche:
EAFE Equity
2001                         8.45    8.45         3,288          27,768     ----    0.55    0.55   (25.16)  (25.16)

Small Cap
2001                        11.33   11.33         1,552          17,580      .04    0.55    0.55     1.55     1.55

Fidelity:
Contrafund SC
2001                        20.53   20.53         3,550          72,878      .37    0.55    0.55   (12.90)  (12.90)

High Income SC
2001                         6.38    6.38          ----            ----    14.91    0.55    0.55    (5.25)   (5.25)

Inv. Grade Bond IC
2001                        13.58   13.58         5,292          71,878    15.41    0.55    0.55     8.29     8.29

Mid Cap SC
2001                        19.42   19.42        13,942         270,756     ----    0.55    0.55    (3.95)   (3.95)


                                        F-I 32

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                         Net Assets  Income       Average           Total
                             Value ($)            Units          ($)     Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Invesco:
Financial
2001                        12.43   12.43         1,489         18,512      .29     0.55    0.55    (7.44)   (7.44)

Health
2001                        18.20   18.20         5,716        104,021      .84     0.55    0.55    (2.78)   (2.78)

Technology
2001                        15.32   15.32         5,212         79,840     ----     0.55    0.55   (33.58)  (33.58)

Telecomm
2001                         5.57    5.57           362          2,015     ----     0.55    0.55     0.70     0.70

Neuberger Berman:
Balanced
2001                        22.75   22.75         6,677        151,909     1.93     0.55    0.55   (13.89)  (13.89)

Growth
2001                        31.53   31.53         6,120        192,953     ----     0.55    0.55   (30.79)  (30.79)

Limited Maturity Bond
2001                        17.82   17.82        11,857        211,255     7.49     0.55    0.55     2.64     2.64

Liquid Assets
2001                         1.20    1.20     3,674,815      4,412,062     3.09     0.55    0.55     8.11     8.11

Partners
2001                        21.79   21.79        26,791        583,827      .40     0.55    0.55    (3.42)   (3.42)

Rydex:
Nova
2001                        11.14   11.14        28,887        321,927    13.35     0.55    0.55   (24.05)  (24.05)

OTC
2001                        15.53   15.53        35,649        553,597     ----     0.55    0.55   (35.58)  (35.58)

Precious Metals
2001                         4.80    4.80        60,964        292,506     ----     0.55    0.55    12.29    12.29

Ursa
2001                         7.07    7.07         9,659         68,330    25.31     0.55    0.55    14.29    14.29

                                     F-I 33

                                                                                    Expenses
                                                                           Inv.     as a % of
                                Unit                         Net Assets   Income     Average            Total
                             Value ($)            Units         ($)       Ratio     Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Rydex, continued:
US Government Bond
2001                        12.03   12.03         5,690         68,461     2.19     0.55    0.55    (0.55)   (0.55)

Strong Variable:
Growth
2001                        18.04   18.04        20,680        373,092     ----     0.55    0.55   (31.20)  (31.20)

International Stock
2001                         7.87    7.87        13,150        103,443     ----     0.55    0.55   (22.62)  (22.62)

Strong Opportunity:
Opportunity
2001                        36.64   36.64        24,908        912,704      .43     0.55    0.55    (4.29)   (4.29)

Third Avenue:
Value
2001                        17.23   17.23        10,041        172,996      .01     0.55    0.55     4.41     4.41

Vanguard:
Money Market
2001                         1.02    1.02     3,747,844      3,812,619     2.03     0.55    0.55     1.73     1.73

Equity Index
2001                        29.81   29.81         9,766        291,099     ----     0.55    0.55   (11.96)  (11.96)

High-Grade Bond
2001                        11.25   11.25         6,720         75,612     ----     0.55    0.55     4.48     4.48

REIT Index
2001                        13.00   13.00         1,754         22,804     ----     0.55    0.55     2.29     2.29

Mid-Cap
2001                        13.21   13.21         4,502         59,478     ----     0.55    0.55     1.54     1.54

Equity Income
2001                        19.72   19.72           750         14,793     ----     0.55    0.55    (6.30)   (6.30)

Growth
2001                        14.32   14.32         1,154         16,529     ----     0.55    0.55   (20.75)  (20.75)

High Yield Bond
2001                         8.56    8.56         7,003         59,954     ----     0.55    0.55    (1.93)   (1.93)


                                     F-I 34

                                                                                      Expenses
                                                                           Inv.       as a % of
                                Unit                          Net Assets  Income       Average           Total
                             Value ($)            Units          ($)      Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                             Min     Max      Min      Max
Vanguard, continued:
International
2001                        12.32   12.32         3,450         42,515     ----     0.55    0.55    (5.92)   (5.92)

Diversified
2001                        10.64   10.64         3,188         33,917     ----     0.55    0.55    (6.52)   (6.52)

Small Company Growth
2001                        16.38   16.38        14,257        233,583     ----     0.55    0.55     6.80     6.80


7.  CHANGES IN UNITS OUTSTANDING
    The change in units outstanding were as follows:

                                                    2001                      2000
                                            -------------------       --------------------
     Calvert:
     Balanced
     Units issued                                      638,507                    61,172
     Units redeemed                                   (621,264)                  (54,156)
                                            -------------------       --------------------
     Net increase(decrease)                             17,243                     7,016
                                            ===================       ====================
     International Equity
     Units issued                                        9,153                     1,999
     Units redeemed                                     (7,788)                   (1,852)
                                            -------------------       --------------------
     Net increase(decrease)                              1,365                       147
                                            ===================       ====================

     Mid Cap
     Units issued                                        4,593                        90
     Units redeemed                                     (3,363)                      (90)
                                            -------------------       --------------------
     Net increase(decrease)                              1,230                      ----
                                            ===================       ====================

     Small Cap
     Units issued                                          509                      ----
     Units redeemed                                       ----                      ----
                                            -------------------       --------------------
     Net increase(decrease)                                509                      ----
                                            ===================       ====================

     Ameritas:
     Growth
     Units issued                                          393                       668
     Units redeemed                                       (138)                     (500)
                                            -------------------       --------------------
     Net increase(decrease)                                255                       168
                                            ===================       ====================


                                     F-I 35

7.  CHANGES IN UNITS OUTSTANDING, continued

                                                   2001                      2000
                                            -------------------       --------------------
     Ameritas, continued:
     Growth with Income
     Units issued                                       12,448                       590
     Units redeemed                                    (13,038)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                               (590)                      590
                                            ===================       ====================
     Index 500
     Units issued                                        8,656                     3,568
     Units redeemed                                     (9,498)                   (1,211)
                                            -------------------       --------------------
     Net increase(decrease)                               (842)                    2,357
                                            ===================       ====================

     MidCap
     Units issued                                        3,223                     4,845
     Units redeemed                                     (5,352)                   (2,137)
                                            -------------------       --------------------
     Net increase(decrease)                             (2,129)                    2,708
                                            ===================       ====================

     Small Cap
     Units issued                                        8,329                       191
     Units redeemed                                     (7,542)                     (191)
                                            -------------------       --------------------
     Net increase(decrease)                                787                      ----
                                            ===================       ====================

     Berger:
     Growth
     Units issued                                       20,085                    50,929
     Units redeemed                                    (21,293)                  (61,316)
                                            -------------------       --------------------
     Net increase(decrease)                             (1,208)                  (10,387)
                                            ===================       ====================

     Small Company Growth
     Units issued                                      291,824                    71,528
     Units redeemed                                   (316,480)                  (38,616)
                                            -------------------       --------------------
     Net increase(decrease)                            (24,656)                   32,912
                                            ===================       ====================

     Deutsche:
     EAFE Equity
     Units issued                                      513,640                    29,067
     Units redeemed                                   (518,985)                  (20,434)
                                            -------------------       --------------------
     Net increase(decrease)                             (5,345)                    8,633
                                            ===================       ====================

     Small Cap
     Units issued                                    1,723,449                     2,684
     Units redeemed                                 (1,722,189)                   (2,392)
                                            -------------------       --------------------
     Net increase(decrease)                              1,260                       292
                                            ===================       ====================

                                     F-I 36


                                                   2001                      2000
                                            -------------------       --------------------
     Fidelity:
     Contrafund SC
     Units issued                                        3,462                     2,342
     Units redeemed                                     (1,051)                   (1,203)
                                            -------------------       --------------------
     Net increase(decrease)                              2,411                     1,139
                                            ===================       ====================

     High Income SC
     Units issued                                      545,943                     1,933
     Units redeemed                                   (545,943)                   (1,933)
                                            -------------------       --------------------
     Net increase(decrease)                               ----                      ----
                                            ===================       ====================

     Inv. Grade Bond IC
     Units issued                                       20,854                    14,357
     Units redeemed                                    (16,867)                  (13,052)
                                            -------------------       --------------------
     Net increase(decrease)                              3,987                     1,305
                                            ===================       ====================

     Mid Cap SC
     Units issued                                       28,847                    33,259
     Units redeemed                                    (24,929)                  (23,235)
                                            -------------------       --------------------
     Net increase(decrease)                              3,918                    10,024
                                            ===================       ====================

     Invesco:
     Financial
     Units issued                                        2,856                      ----
     Units redeemed                                     (1,367)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              1,489                      ----
                                            ===================       ====================

     Health
     Units issued                                       10,197                      ----
     Units redeemed                                     (4,481)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              5,716                      ----
                                            ===================       ====================

     Technology
     Units issued                                       24,386                      ----
     Units redeemed                                    (19,174)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              5,212                      ----
                                            ===================       ====================

     Telecomm
     Units issued                                          616                      ----
     Units redeemed                                       (254)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                                362                      ----
                                            ===================       ====================

                                     F-I 37

                                                   2001                      2000
                                            -------------------       --------------------
     Neuberger Berman:
     Balanced
     Units issued                                       19,540                     4,612
     Units redeemed                                    (19,292)                   (5,145)
                                            -------------------       --------------------
     Net increase(decrease)                                248                      (533)
                                            ===================       ====================

     Growth
     Units issued                                        7,098                     3,813
     Units redeemed                                     (6,979)                   (2,174)
                                            -------------------       --------------------
     Net increase(decrease)                                119                     1,639
                                            ===================       ====================

     Limited Maturity Bond
     Units issued                                   20,040,799                29,452,160
     Units redeemed                                (19,269,247)              (28,474,717)
                                            -------------------       --------------------
     Net increase(decrease)                            771,552                   977,443
                                            ===================       ====================

     Liquid Assets
     Units issued                                       30,267                    11,781
     Units redeemed                                    (40,036)                  (12,424)
                                            -------------------       --------------------
     Net increase(decrease)                             (9,769)                     (643)
                                            ===================       ====================

     Partners
     Units issued                                        2,827                    11,806
     Units redeemed                                     (3,240)                  (25,568)
                                            -------------------       --------------------
     Net increase(decrease)                               (413)                  (13,762)
                                            ===================       ====================

     Rydex:
     Nova
     Units issued                                      244,940                   562,020
     Units redeemed                                   (251,108)                 (552,150)
                                            -------------------       --------------------
     Net increase(decrease)                             (6,168)                    9,870
                                            ===================       ====================

     OTC
     Units issued                                      144,528                    84,724
     Units redeemed                                   (138,379)                 (104,627)
                                            -------------------       --------------------
     Net increase(decrease)                              6,149                   (19,903)
                                            ===================       ====================

     Precious Metals
     Units issued                                       61,411                    71,783
     Units redeemed                                    (54,263)                  (25,311)
                                            -------------------       --------------------
     Net increase(decrease)                              7,148                    46,472
                                            ===================       ====================

     Ursa
     Units issued                                      568,345                   862,905
     Units redeemed                                   (562,822)                 (859,856)
                                            -------------------       --------------------
     Net increase(decrease)                              5,523                     3,049
                                            ===================       ====================


                                     F-I 38


                                                   2001                      2000
                                            -------------------       --------------------
     Rydex, continued:
     US Government Bond
     Units issued                                       75,307                    56,852
     Units redeemed                                    (89,353)                  (37,116)
                                            -------------------       --------------------
     Net increase(decrease)                            (14,046)                   19,736
                                            ===================       ====================

     Strong Variable:
     Growth
     Units issued                                       50,737                    92,279
     Units redeemed                                    (57,545)                  (89,341)
                                            -------------------       --------------------
     Net increase(decrease)                             (6,808)                    2,938
                                            ===================       ====================

     International Stock
     Units issued                                      283,865                   489,598
     Units redeemed                                   (286,564)                 (492,890)
                                            -------------------       --------------------
     Net increase(decrease)                             (2,699)                   (3,292)
                                            ===================       ====================

     Strong Opportunity:
     Opportunity
     Units issued                                       14,683                    15,425
     Units redeemed                                    (12,992)                  (11,998)
                                            -------------------       --------------------
     Net increase(decrease)                              1,691                     3,427
                                            ===================       ====================

     Third Avenue:
     Value
     Units issued                                       60,778                      ----
     Units redeemed                                    (50,737)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                             10,041                      ----
                                            ===================       ====================

     Vanguard:
     Money Market
     Units issued                                   32,839,790                      ----
     Units redeemed                                (29,091,946)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                          3,747,844                      ----
                                            ===================       ====================

     Equity Index
     Units issued                                        9,837                      ----
     Units redeemed                                        (71)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              9,766                      ----
                                            ===================       ====================

     High-Grade Bond
     Units issued                                       11,693                      ----
     Units redeemed                                     (4,973)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              6,720                      ----
                                            ===================       ====================


                                     F-I 39

                                                   2001                      2000
                                            -------------------       --------------------
     Vanguard, continued:
     REIT Index
     Units issued                                        4,506                      ----
     Units redeemed                                     (2,752)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              1,754                      ----
                                            ===================       ====================

     Mid-Cap
     Units issued                                       12,308                      ----
     Units redeemed                                     (7,806)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              4,502                      ----
                                            ===================       ====================

     Equity Income
     Units issued                                        3,131                      ----
     Units redeemed                                     (2,381)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                                750                      ----
                                            ===================       ====================

     Growth
     Units issued                                        1,503                      ----
     Units redeemed                                       (349)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              1,154                      ----
                                            ===================       ====================

     High Yield Bond
     Units issued                                       50,158                      ----
     Units redeemed                                    (43,155)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              7,003                      ----
                                            ===================       ====================

     International
     Units issued                                       15,867                      ----
     Units redeemed                                    (12,417)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              3,450                      ----
                                            ===================       ====================

     Diversified
     Units issued                                       23,610                      ----
     Units redeemed                                    (20,422)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                              3,188                      ----
                                            ===================       ====================

     Small Company Growth
     Units issued                                       20,723                      ----
     Units redeemed                                     (6,466)                     ----
                                            -------------------       --------------------
     Net increase(decrease)                             14,257                      ----
                                            ===================       ====================

8.  ACCOUNTING PRONOUNCEMENT

    As required, effective January 1, 2001, the subaccounts have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This has no impact on the underlying value of the net assets, but has changed the required disclosures of the subaccounts on a prospective basis.

                                     F-I 40

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying consolidated balance sheets of Ameritas Life Insurance Corp. (a wholly owned subsidiary of Ameritas Holding Company) and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Ameritas Life Insurance Corp. and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002



                                     F-II 1

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                        (in thousands, except share data)

                                                                                             December 31
                                                                                  -----------------------------------
                                                                                        2001             2000
                                                                                  -----------------------------------
                                      ASSETS
 Investments:
    Fixed maturity securities held to maturity (fair value
       $555,247 - 2001, $709,051 - 2000)                                            $     530,520    $     701,379
    Fixed maturity securities available for sale (amortized cost
       $739,011 - 2001, $504,991 - 2000)                                                  751,458          500,654
    Redeemable preferred stock - affiliate                                                 25,000           25,000
    Equity securities (cost $93,214 - 2001, $81,308 - 2000)                               111,990          151,428
    Mortgage loans on real estate                                                         303,024          302,901
    Loans on insurance policies                                                            94,034           88,012
    Real estate, less accumulated depreciation
       ($16,224 - 2001, $14,562 -2000)                                                     25,546           26,257
    Other investments                                                                      81,237           53,281
    Short-term investments                                                                      -              292
                                                                                 -----------------------------------
                             Total Investments                                          1,922,809        1,849,204
                                                                                 -----------------------------------

Cash and cash equivalents                                                                 116,096           68,978
Accrued investment income                                                                  26,022           26,303
Deferred policy acquisition costs                                                         222,533          222,870
Property and equipment, less accumulated depreciation
    ($38,108 - 2001, $33,539 - 2000)                                                       23,464           23,658
Reinsurance receivable - affiliate                                                          1,369           10,795
Current income taxes                                                                        2,081            3,402
Other assets                                                                               41,210           28,969
Separate accounts                                                                       2,417,355        2,684,880
                                                                                 -----------------------------------
                             Total Assets                                           $   4,772,939    $   4,919,059
                                                                                 ===================================


The accompanying notes to the consolidated financial statements are an integral part of these statements.


                                     F-II 2

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                        (in thousands, except share data)

                                                                                            December 31
                                                                                 -----------------------------------
                                                                                       2001              2000
                                                                                 ----------------- -----------------
                      LIABILITIES AND STOCKHOLDER'S EQUITY
Policy and contract reserves                                                        $     352,907     $     352,581
Policy and contract claims                                                                 38,494            35,473
Accumulated contract values                                                             1,127,873         1,023,606
Unearned policy charges                                                                     9,373            10,589
Unearned reinsurance ceded allowance                                                        1,614             1,720
Deferred income taxes                                                                      32,934            48,682
Note payable - affiliate                                                                    3,900             5,100
Dividends payable to policyowners                                                          10,367            10,438
Other liabilities                                                                          55,267            71,335
Separate accounts                                                                       2,417,355         2,684,880
                                                                                 ----------------- -----------------
                             Total Liabilities                                          4,050,084         4,244,404
                                                                                 ----------------- -----------------

COMMITMENTS AND CONTINGENCIES
Minority interest in subsidiary                                                            43,834            32,950
Common stock, par value $0.10 per share, 25,000,000 shares
    authorized, issued and outstanding                                                      2,500             2,500
Additional paid-in capital                                                                  5,000             5,000
Retained earnings                                                                         651,596           589,581
Accumulated other comprehensive income                                                     19,925            44,624
                                                                                 ----------------- -----------------
                             Total Stockholder's Equity                                   679,021           641,705

                                                                                 ----------------- -----------------
                                   Total Liabilities and
                                        Stockholder's Equity                        $   4,772,939     $   4,919,059
                                                                                 ================= =================



The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 3

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                                 (in thousands)

                                  -------------


                                                                              Years Ended December 31

                                                                -----------------------------------------------------
                                                                     2001               2000              1999
                                                               -----------------  ----------------- -----------------
INCOME:
Insurance revenues:
  Premiums
    Life insurance                                               $    28,350        $     29,309      $     32,267
    Accident and health insurance                                    306,368             282,056           270,263
 Contract charges                                                     91,547              89,268            77,917
 Reinsurance, net                                                     36,706              (1,443)             (401)
 Reinsurance, ceded allowance                                          5,367               5,166             3,986
Investment revenues:
  Investment income, net                                             132,837             148,608           140,469
  Realized gains, net                                                 14,252              14,662            11,553
Broker/dealer revenues                                                28,794              25,110            17,996
Other                                                                 17,809              17,327            12,415
                                                               -----------------  ----------------- -----------------
                                                                     662,030             610,063           566,465
                                                               -----------------  ----------------- -----------------
BENEFITS AND EXPENSES:
Policy benefits:
  Death benefits                                                      21,415              24,248            26,037
  Surrender benefits                                                   7,310               8,326             8,143
  Accident and health benefits                                       241,733             197,941           190,452
  Interest credited                                                   62,416              58,354            65,696
  Change in policy and contract reserves                                 263              (7,356)            3,699
  Other                                                               12,834              13,563            13,440
Dividends appropriated for policyowners                               10,480              10,436            10,609
Sales and operating expenses                                         178,826             149,155           140,654
Amortization of deferred policy acquisition costs                     29,019              35,201            18,554
                                                               -----------------  ----------------- -----------------
                                                                     564,296             489,868           477,284
                                                               -----------------  ----------------- -----------------
Income before income taxes and minority interest in
      earnings of subsidiary                                          97,734             120,195            89,181
Income taxes - current                                                35,207              38,283            32,130
Income taxes - deferred                                               (2,509)              1,349               923
                                                               -----------------  ----------------- -----------------
  Total income taxes                                                  32,698              39,632            33,053
                                                               -----------------  ----------------- -----------------

Income before minority interest in earnings of subsidiary             65,036              80,563            56,128
Minority interest in earnings of subsidiary                           (3,021)             (3,172)           (2,618)
                                                               -----------------  ----------------- -----------------

Net income                                                       $    62,015        $     77,391      $     53,510
                                                               =================  ================= =================


The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 4

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                             Years Ended December 31
                                                              -------------------------------------------------------
                                                                     2001               2000              1999
                                                                ----------------   ----------------  ----------------

 Net Income                                                       $     62,015       $     77,391      $     53,510
 Other comprehensive income (loss), net of tax:
   Unrealized gains (losses) on securities: Unrealized holding gains (losses) arising during period (net of deferred tax
     of ($6,099) - 2001, $326 - 2000, and $2,664 - 1999)               (11,673)               102             6,155
   Reclassification adjustment for gains included in
     net income (net of deferred tax of $5,268 - 2001,
     $5,418 - 2000, and $1,659 - 1999)                                  (9,785)           (10,064)           (3,082)
   Minority interest                                                      (220)              (259)              621
   Change in accounting principle - unrealized
     holding gain (net of deferred tax of $1,627)                       (3,021)                 -                 -
                                                                ----------------   ----------------  ----------------
   Other comprehensive income (loss)                                   (24,699)           (10,221)            3,694
                                                                ----------------   ----------------  ----------------

 Comprehensive income                                             $     37,316       $     67,170      $     57,204
                                                                ================   ================  ================

The accompanying notes to the consolidated financial statements are an integral part of these statements.


                                     F-II 5

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

                                                                                                     Accumulated
                                               Common Stock            Additional                        Other            Total
                                         -------------------------      Paid-In        Retained      Comprehensive    Stockholder's
                                           Shares         Amount        Capital        Earnings          Income           Equity
                                         -----------   -----------   ------------    ------------    -------------   -------------
BALANCE, January 1, 1999, restated          25,000      $   2,500     $    5,000      $  458,680     $    51,151     $  517,331

Net unrealized investment gains, net             -              -              -               -           3,073          3,073
Minority interest in net unrealized
  investment activity, net                       -              -              -               -             621            621
Net income                                       -              -              -          53,510               -         53,510
                                         -----------   -----------   ------------    ------------    ------------   -------------
BALANCE, December 31, 1999                  25,000          2,500          5,000         512,190          54,845        574,535
                                         -----------   -----------   ------------    ------------    ------------   -------------
Net unrealized investment losses, net            -              -              -               -          (9,962)        (9,962)
Minority interest in net unrealized
  investment activity, net                       -              -              -               -            (259)          (259)
Net income                                       -              -              -          77,391               -         77,391
                                         -----------   -----------   ------------    ------------    ------------   -------------
BALANCE, December 31, 2000                  25,000          2,500          5,000         589,581          44,624        641,705
                                         -----------   -----------   ------------    ------------    ------------   -------------
Net unrealized investment losses, net            -              -              -               -         (24,479)       (24,479)
Minority interest in net unrealized
  investment activity, net                       -              -              -               -            (220)          (220)
Net income                                       -              -              -          62,015               -         62,015
                                         -----------   -----------   ------------    ------------    ------------   -------------
BALANCE, December 31, 2001                  25,000      $   2,500     $    5,000      $  651,596     $    19,925     $  679,021
                                         ===========   ===========   ============    ============    ============   =============

The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 6

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                     2001              2000              1999
                                                                ---------------- ----------------- -----------------
OPERATING ACTIVITIES:
Net Income                                                        $      62,015    $      77,391     $      53,510
Adjustments to reconcile net income to net cash
  from operating activities:
    Depreciation and amortization                                         5,315            6,120             5,899
    Amortization of deferred policy acquisition costs                    29,019           35,201            18,554
    Policy acquisition costs deferred                                   (33,377)         (42,262)          (45,600)
    Interest credited to contract values                                 62,416           58,354            65,696
    Amortization of discounts or premiums                                (1,753)            (772)           (3,615)
    Net realized gains on investment transactions                       (14,252)         (14,662)          (11,553)
    Deferred income taxes                                                (2,509)           1,349               923
    Minority interest in earnings of subsidiary                           3,021            3,172             2,618
    Change in assets and liabilities:
      Accrued investment income                                             281           (1,719)            1,057
      Reinsurance receivable - affiliate                                  9,426           25,126                 -
      Current income taxes                                                1,321          (11,071)              950
      Other assets                                                      (12,241)          (1,719)           (2,869)
      Policy and contract reserves                                          326           (7,516)            3,187
      Policy and contract claims                                          3,021            3,574               441
      Unearned policy charges                                            (1,216)            (754)             (817)
      Unearned reinsurance ceded allowance                                 (106)             (48)              288
      Dividends payable to policyowners                                     (71)             (79)              (96)
      Other liabilities                                                 (14,045)          19,923             1,950
                                                                ---------------- ----------------- -----------------
Net cash from operating activities                                       96,591          149,608            90,523
                                                                ---------------- ----------------- -----------------

INVESTING ACTIVITIES:
Purchase of investments:
   Fixed maturity securities held to maturity                            (4,979)         (32,416)          (57,469)
   Fixed maturity securities available for sale                        (209,528)        (125,055)          (92,268)
   Redeemable preferred stock                                                 -                -           (25,000)
   Equity securities                                                    (61,895)         (48,761)          (34,982)
   Mortgage loans on real estate                                        (57,425)         (52,467)          (80,702)
   Real estate                                                             (985)          (2,814)           (1,218)
   Short-term investments                                                     -             (386)             (390)
   Other investments                                                    (35,351)         (14,223)          (30,695)
Proceeds from sale of investments:
   Fixed maturity securities available for sale                          18,780            5,583             7,762
   Equity securities                                                     69,150           56,050            30,527
   Real estate                                                              722              151            13,831
   Other investments                                                      1,229              789             1,162


The accompanying notes to the consolidated financial statements are an integral part of these statements.




                                     F-II 7

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                               Years Ended December 31
                                                                  --------------------------------------------------
                                                                      2001             2000              1999
                                                                ----------------- ---------------- -----------------
 INVESTING ACTIVITIES (continued):
 Proceeds from maturities or repayment of investments:
      Fixed maturity securities held to maturity                  $      74,820     $      62,933    $      61,486
      Fixed maturity securities available for sale                       55,549            42,254          127,068
      Mortgage loans on real estate                                      57,302            37,925           53,826
      Other investments                                                   5,999             6,842           18,487
      Short-term investments                                                292               400            1,445
 Purchase of property and equipment                                      (5,031)           (4,220)          (6,753)
 Proceeds from sale of property and equipment                                78               220               27
 Net change in loans on insurance policies                               (6,022)           (7,138)          (6,859)
                                                                ----------------- ---------------- -----------------
 Net cash from investing activities                                     (97,295)          (74,333)         (20,715)
                                                                ----------------- ---------------- -----------------

 FINANCING ACTIVITIES:

 Contribution by minority interest in subsidiary                          7,171                 -                -
 Note payable - affiliate                                                (1,200)            5,100                -
 Net change in accumulated contract values                               41,851           (64,927)         (96,953)
                                                                ----------------- ---------------- -----------------
 Net cash from financing activities                                      47,822           (59,827)         (96,953)
                                                                ----------------- ---------------- -----------------
 INCREASE (DECREASE) IN CASH
   AND CASH EQUIVALENTS                                                  47,118            15,448          (27,145)
 CASH AND CASH EQUIVALENTS AT
   BEGINNING OF PERIOD                                                   68,978            53,530           80,675
                                                                ----------------- ---------------- -----------------
 CASH AND CASH EQUIVALENTS AT
   END OF PERIOD                                                  $     116,096     $      68,978    $      53,530
                                                                ================= ================ =================


 Supplemental cash flow information:
      Cash paid for income taxes                                  $      34,130     $      49,168    $      30,992

 Non-cash activities:

     Assets transferred on block co-insurance                     $           -     $           -    $      57,648
     Accumulated contract values ceded in
       block co-insurance                                                     -                 -           59,561
     Release of deferred policy acquisition costs
       on block co-insurance                                                  -                 -            1,815
     Transfer of securities from held to maturity to
       available for sale upon adoption of SFAS No. 133                 102,008                 -                -

The accompanying notes to the consolidated financial statements are an integral part of these statements.



                                     F-II 8

                 AMERITAS LIFE INSURANCE CORP. AND SUBSIDIARIES
                 NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31,2001, 2000 AND 1999
                                 (in thousands)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Ameritas Life Insurance Corp. (Ameritas) is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

AAMHC is a mutual insurance holding company. Owners of designated policies issued by Ameritas have membership interest in AAMHC, while contractual rights remain with Ameritas.

Ameritas' insurance operations consist of life and health insurance and annuity and pension contracts. Ameritas and its subsidiaries operate in all 50 states and the District of Columbia. Wholly owned insurance subsidiaries include First Ameritas Life Insurance Corp. of New York (FALIC) and Pathmark Assurance Company. Ameritas is also a 61% (prior to 2001, 66%) owner of AMAL Corporation
(AMAL), which owns 100% of Ameritas Variable Life Insurance Company (AVLIC) and Ameritas Investment Corp., a broker/dealer. In addition to the subsidiaries noted above, Ameritas conducts other diversified financial-service-related operations through the following wholly owned subsidiaries: Veritas Corp., a marketing organization for low-load insurance products; Ameritas Investment Advisors, Inc., an advisor providing investment management services; and Ameritas Managed Dental Plan, Inc., a prepaid dental organization.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of Ameritas and its majority owned subsidiaries (the Company). These consolidated financial statements exclude the effects of all material intercompany transactions.

USE OF ESTIMATES
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates susceptible to significant change include deferred policy acquisition costs, reserves and income taxes.

RECLASSIFICATIONS
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

INVESTMENTS
The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, fixed maturity securities held to maturity, includes fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, fixed maturity securities available for sale, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity included in accumulated



                                     F-II 9

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

INVESTMENTS, (continued)
other comprehensive income, net of related deferred policy acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has not classified any of its securities as trading securities.

Equity securities (common stock and nonredeemable preferred stock) are valued at fair value, and are classified as available for sale.

Mortgage loans on real estate are carried at amortized cost less an allowance for estimated uncollectible amounts except impaired loans which are measured at the present value of expected future cash flows, or alternatively, the observable market price or the fair value of the collateral. Total impaired loans as of December 31, 2001, 2000 and 1999, and the associated interest income were not material.

Loans on insurance policies are recorded at the unpaid principal balance.

Investment real estate owned directly by the Company is carried at cost less accumulated depreciation. Real estate acquired through foreclosure is carried at the lower of cost or fair value minus estimated costs to sell.

Other investments primarily include investments in venture capital partnerships accounted for using the cost or equity method, depending upon percentage ownership, investments in real estate limited partnerships accounted for on the equity method and securities owned by the broker dealer subsidiary valued at fair value. Changes in the fair value of the securities owned by the broker dealer are included in investment income.

Short-term investments are carried at amortized cost, which approximates fair value.

Realized investment gains and losses on sales of securities are determined on the specific identification method.

The Company records write-downs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition.

CASH EQUIVALENTS
The Company considers all highly liquid debt securities purchased with a remaining maturity of less than three months to be cash equivalents.

As of December 31, 2001 and 2000, the Company had investments classified as cash equivalents of $6,205 and $4,536, respectively, in various mutual funds to which an affiliate of the Company is the advisor. These investments are recorded at fair value based on net asset values.

PROPERTY AND EQUIPMENT
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets.

SEPARATE ACCOUNTS
The Company operates separate accounts on which the earnings or losses accrue exclusively to contract holders. The assets (principally investments) and liabilities of each account are segregated from other assets and liabilities of the Company. The separate accounts are an investment option for pension,


                                    F-II 10

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)


SEPARATE ACCOUNTS, (continued)
variable life, and variable annuity products which the Company markets. Amounts are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
RECOGNITION OF PARTICIPATING AND TERM LIFE, ACCIDENT AND HEALTH AND ANNUITY PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS
Participating life insurance products include those products with fixed and guaranteed premiums and benefits on which dividends are paid by the Company. Premiums on participating and term life products and certain annuities with life contingencies (immediate annuities) are recognized as premium revenue when due. Accident and health insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the premium-paying period of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed to the policyowner, premiums paid by the policyowner or interest accrued to policyowners' balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, and the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to significant risks arising from policyowner mortality or morbidity are referred to as investment contracts. Deposit administration plans and certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances and interest credited to contract balances.

RECOGNITION OF BROKER/DEALER REVENUES
Revenues generated in the broker dealer subsidiary consist primarily of commissions from security transactions and underwriting fees. Securities transactions with and for customers are made on a fully disclosed basis with a clearing broker/dealer or investment company, which carries the accounts of such customers. Purchases and sales of securities and related commission revenues and expenses are recorded on a trade date basis. Underwriting income arises from security offerings in which the Company acts as an underwriter or agent. Underwriting fees are recorded at the time the underwriting is completed and the income is reasonably determinable.



                                    F-II 11

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)

DEFERRED POLICY ACQUISITION COSTS
Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses.

Costs deferred related to term life insurance are amortized over the premium-paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

Costs deferred related to participating life, universal life-type policies and investment-type contracts are generally amortized over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed and adjusted periodically based on actual experience and changes in assumptions.

A roll-forward of the amounts reflected in the consolidated balance sheets as deferred policy acquisition costs is as follows:

                                                                                Years Ended December 31
                                                                    ------------------------------------------------
                                                                         2001             2000            1999
------------------------------------------------------------------- ---------------- --------------- ---------------
Beginning balance                                                     $    222,870     $    218,267    $   183,565
Acquisition costs deferred                                                  33,377           42,262         45,600
Amortization of deferred policy acquisition costs                          (29,019)         (35,201)       (18,554)
Adjustment for unrealized investment (gain) loss                            (4,695)          (2,458)         7,656
------------------------------------------------------------------- ---------------- --------------- ---------------
Ending balance                                                        $    222,533     $    222,870    $   218,267
------------------------------------------------------------------- ---------------- --------------- ---------------

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS
Liabilities for future policy and contract benefits for participating and term life contracts and additional coverages offered under policy riders are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and dividends. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. These liabilities are shown as policy and contract reserves.

Liabilities for future policy and contract benefits on universal life-type and investment-type contracts are based on the policy account balance, and are shown as accumulated contract values.

The liabilities for future policy and contract benefits for group long-term disability contracts are based upon interest rate assumptions and morbidity and termination rates from published tables, modified for Company experience.

DIVIDENDS TO POLICYOWNERS
A portion of the Company's business has been issued on a participating basis. The amount of policyowners' dividends to be paid is determined annually by the Board of Directors.


                                    F-II 12

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, (continued)


INCOME TAXES
All companies included in these consolidated financial statements, with the exception of AMAL and its subsidiaries, file a consolidated life/non-life tax return. An agreement among the members of the consolidated group generally provides for distribution of consolidated tax results as if filed on a separate return basis. The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

Federal income tax returns for all companies, with the exception of AMAL and its subsidiaries, have been examined by the Internal Revenue Service (IRS) through 1998. AMAL and its subsidiaries have been examined by the IRS through 1995.

ACCOUNTING PRONOUNCEMENTS
CLOSED BLOCK AND IMPLEMENTATION OF STATEMENT OF POSITION 00-3
In 2001, the Company adopted the American Institute of Certified Public Accountants Statement of Position 00-3, Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts (SOP 00-3). As a result, closed block assets, liabilities, revenues and expenses are no longer presented as separate line items in the financial statements, but are displayed together with all other assets, liabilities, revenues and expenses of the Company based on the nature of the particular item. Prior period information has been restated as required by SOP 00-3 to conform with the current presentation. In addition, under the provisions of SOP 00-3, if actual cumulative closed block earnings are greater than expected cumulative earnings, these excess earnings are recorded as a policyholder dividend obligation (PDO) because the excess will be paid as dividends to closed block policyholders unless offset by future results which are less than expected. Retained earnings at January 1, 1999 have been restated to reflect the PDO for accumulated excess earnings of $385, net of taxes. The effect on net income for each year restated is not material.

DERIVATIVE INSTRUMENTS AND IMPLEMENTATION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 133
Effective January 1, 2001, the Company adopted the provisions of Statement of Financial Accounting Standards No. 133 Accounting for Derivative Instruments and Hedging Activities (SFAS No. 133), as amended. The statement requires that all derivatives (including certain derivatives embedded in contracts) be recorded on the balance sheet and measured at fair value. Changes in fair values of those derivatives will be reported in earnings or other comprehensive income depending on the use of the derivative and whether it qualifies for hedge accounting.

As permitted by SFAS No. 133, on January 1, 2001 the Company transferred a portion of its fixed maturity securities (including closed bock securities) from the held to maturity portfolio to the available for sale portfolio as follows:

--------------------------------------------------------------------------------
Available for sale (at fair value)                                 $     96,363
Carrying amount (amortized cost)                                        102,008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Unrealized loss                                                    $     (5,645)
Adjustment to unamortized deferred policy acquisition costs                 997
Deferred income tax                                                       1,627
--------------------------------------------------------------------------------
Impact of transfer on other comprehensive income                   $     (3,021)
--------------------------------------------------------------------------------

The Company has determined there is no other material impact on its financial position or results of operations as a result of the adoption and application of SFAS No. 133.



                                    F-II 13

2.  CLOSED BLOCK

Effective October 1, 1998 (the Effective Date) Ameritas formed a closed block (the Closed Block) of policies under an arrangement approved by the Insurance Department of the State of Nebraska, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which Ameritas had a dividend scale in effect at the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The financial results of the Closed Block, while prepared in accordance with GAAP, reflect the provisions of the approved arrangement and not the actual results of operations and financial position. The arrangement provides for the level of expenses charged to the Closed Block, actual expenses related to the Closed Block operations are charged outside of the Closed Block; therefore, the contribution or loss from the Closed Block does not represent the actual operations of the Closed Block.

Summarized financial information for the Closed Block included in the consolidated financial statements as of December 31, 2001 and 2000 and for the years ended December 31, 2001, 2000 and 1999 is as follows:

                                                                                            December 31
--------------------------------------------------------------------------------------------------------------------
                                                                                         2001               2000
--------------------------------------------------------------------------------------------------------------------
Liabilities:
     Policy and contract reserves                                                  $    255,153       $    255,605
     Policy and contract claims                                                           1,660              1,759
     Accumulated contract values                                                         58,174             58,347
     Dividends payable                                                                   10,367             10,438
     Other liabilties                                                                     3,321              2,007
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block liabilities                                                     328,675            328,156
--------------------------------------------------------------------------------------------------------------------
Assets:
     Fixed maturity securities held to maturity (fair value $104,743-2001;
       $139,970-2000)                                                                   100,245            138,401
     Fixed maturity securities available for sale (amortized cost $94,222-2001;
       $59,482-2000)                                                                     95,288             57,443
     Mortgage loans on real estate                                                       46,187             44,316
     Loans on insurance policies                                                         39,797             40,943
     Cash and cash equivalents                                                            8,056              1,941
     Accrued investment income                                                            5,522              5,714
     Deferred policy acquisition costs                                                    9,592             10,262
     Other assets                                                                         3,014              4,178
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block assets                                                          307,701            303,198
--------------------------------------------------------------------------------------------------------------------
Excess of reported Closed Block liabilities over Closed Block assets                     20,974             24,958
Accumulated other comprehensive income (loss) represented above                             693             (1,325)
--------------------------------------------------------------------------------------------------------------------
Maximum future earnings to be recognized from Closed Block assets and
  liabilities                                                                      $     21,667       $     23,633
====================================================================================================================


                                    F-II 14

                                                                             Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                        2001              2000               1999
--------------------------------------------------------------------------------------------------------------------
Revenues:
     Premiums                                                   $     15,752       $     16,302       $     16,827
     Investment income, net                                           19,459             20,285             20,844
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block revenues                                      35,211             36,587             37,671
--------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
     Policy benefits                                                  18,378             19,513             20,261
     Dividends appropriated for policyowners                          10,480             10,436             10,609
     Sales and operating expenses                                      2,524              2,729              2,835
     Amortization of deferred policy acquisition costs                   676                889              1,215
--------------------------------------------------------------------------------------------------------------------
     Total Closed Block benefits and expenses                         32,058             33,567             34,920
--------------------------------------------------------------------------------------------------------------------
Closed Block revenues, net of closed block benefits
     and expenses, before income taxes                                 3,153              3,020              2,751
Income taxes                                                           1,187              1,058                917
--------------------------------------------------------------------------------------------------------------------
Closed Block revenues, net of closed block benefits
     and expenses and income taxes                               $     1,966       $      1,962       $      1,834
====================================================================================================================

3.  INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                          Years Ended December 31
                                                               --------------------------------------------
                                                                      2001           2000           1999
-------------------------------------------------------------- -------------- -------------- --------------
Fixed maturity securities held to maturity                       $    42,101    $    53,478   $    55,449
Fixed maturity securities available for sale                          48,306         34,398        36,327
Redeemable preferred stock - affiliate                                 2,000          1,555             -
Equity securities                                                        857          2,263         1,764
Mortgage loans on real estate                                         24,915         22,356        22,379
Real estate                                                            9,105          9,377         9,883
Loans on insurance policies                                            5,842          5,314         4,893
Other investments                                                      7,978         25,825        15,944
Short-term investments and cash and cash equivalents                   3,739          4,937         5,635
-------------------------------------------------------------- -------------- -------------- --------------
  Gross investment income                                            144,843        159,503       152,274
Investment expenses                                                   12,006         10,895        11,805
-------------------------------------------------------------- -------------- -------------- --------------
  Investment income, net                                         $   132,837    $   148,608   $   140,469
-------------------------------------------------------------- -------------- -------------- --------------


                                    F-II 15

Net pretax realized investment gains (losses) were as follows:

                                                                                   Years Ended December 31
                                                                         --------------------------------------------
                                                                             2001           2000           1999
------------------------------------------------------------------------ -------------- -------------- --------------
Net gains (losses) on disposals, including calls, of investments
      Fixed maturity securities held to maturity                           $         -    $      (533)  $       115
      Fixed maturity securities available for sale                              (5,730)        (2,696)       (2,101)
      Equity securities                                                         19,163         18,174         6,556
      Mortgage loans on real estate                                                  -            400           282
      Real estate                                                                  185              -         6,548
      Other                                                                        649           (590)           83
------------------------------------------------------------------------ -------------- -------------- --------------
                                                                                14,267         14,755        11,483
------------------------------------------------------------------------ -------------- -------------- --------------
Provisions for losses on investments
      Mortgage loans on real estate                                                  -            (52)          (50)
      Real estate                                                                   23            (25)          120
      Other investments                                                            (38)           (16)            -
------------------------------------------------------------------------ -------------- -------------- --------------
Net pretax realized investment gains                                       $    14,252    $    14,662   $    11,553
------------------------------------------------------------------------ -------------- -------------- --------------


The Company recorded other than temporary impairments on bonds of $6,932, $2,394 and $897 for the years ended December 31, 2001, 2000 and 1999, respectively.

Proceeds from sales of securities and gross gains and losses realized on those sales were as follows:

                                                                              Year Ended December 31, 2001
                                                                    -------------------------------------------------
                                                                        Proceeds          Gains          Losses
------------------------------------------------------------------- ----------------- -------------- ----------------
Fixed maturity securities available for sale                         $       18,780    $      1,198   $         180
Equity securities                                                            69,150          35,840          16,677
------------------------------------------------------------------- ----------------- -------------- ----------------
                                                                     $       87,930    $     37,038   $      16,857
------------------------------------------------------------------- ----------------- -------------- ----------------

                                                                              Year Ended December 31, 2000
                                                                    -------------------------------------------------
                                                                        Proceeds          Gains          Losses
------------------------------------------------------------------- ----------------- -------------- ----------------
Fixed maturity securities available for sale                         $        5,583    $          -   $         703
Equity securities                                                            56,050          21,073           2,899
------------------------------------------------------------------- ----------------- -------------- ----------------
                                                                     $       61,633    $     21,073   $       3,602
------------------------------------------------------------------- ----------------- -------------- ----------------

                                                                              Year Ended December 31, 1999
                                                                    -------------------------------------------------
                                                                        Proceeds          Gains          Losses
------------------------------------------------------------------- ----------------- -------------- ----------------
Fixed maturity securities available for sale                         $        7,762    $          6   $          80
Equity securities                                                            30,527           8,330           1,774
------------------------------------------------------------------- ----------------- -------------- ----------------
                                                                     $       38,289    $      8,336   $       1,854
------------------------------------------------------------------- ----------------- -------------- ----------------


                                    F-II 16

The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                               December 31, 2001
                                                            ---------------------------------------------------------
                                                              Amortized        Gross Unrealized            Fair
                                                                           --------------------------
                                                                Cost          Gains        Losses         Value
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Fixed maturity securities held to maturity
   U.S. Corporate                                            $     308,025  $    13,053   $    1,336   $    319,742
   Mortgage-backed                                                  80,447        4,037            -         84,484
   Asset-backed                                                      6,937          332            -          7,269
   U.S. Treasury securities and obligations of
      U.S. government agencies                                      46,127        4,633            -         50,760
   Foreign                                                          88,984        4,215          207         92,992
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total fixed maturity securities held to maturity             530,520       26,270        1,543        555,247
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Redeemable preferred stock - affiliate                              25,000            -            -         25,000
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total held to maturity securities                      $     555,520  $    26,270   $    1,543   $    580,247
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Fixed maturity securities available for sale
   U.S. Corporate                                            $     583,221  $    16,748   $    9,437   $    590,532
   Mortgage-backed                                                  69,731        1,568          142         71,157
   Asset-backed                                                     23,285          686          178         23,793
   U.S. Treasury securities and obligations of
      U.S. government agencies                                      18,850        2,803            9         21,644
   Foreign                                                          43,924        1,753        1,345         44,332
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total fixed maturity securities available
      for sale                                                     739,011       23,558       11,111        751,458
----------------------------------------------------------- -------------- ------------- ------------ ---------------
Equity securities                                                   93,214       31,564       12,788        111,990
----------------------------------------------------------- -------------- ------------- ------------ ---------------
      Total available for sale securities                    $     832,225  $    55,122   $   23,899   $    863,448
----------------------------------------------------------- -------------- ------------- ------------ ---------------
         Total                                               $   1,387,745  $    81,392   $   25,442   $  1,443,695
----------------------------------------------------------- -------------- ------------- ------------ ---------------

At December 31, 2001, the Company had fixed maturity securities with a carrying amount of $13,358 on deposit with various state insurance departments.

                                    F-II 17


                                                                              December 31, 2000
                                                         ------------------------------------------------------------
                                                            Amortized          Gross Unrealized            Fair
                                                                          ---------------------------
                                                              Cost           Gains         Losses         Value
-------------------------------------------------------- ---------------- ------------- ------------- ---------------
Fixed maturity securities held to maturity
   U.S. Corporate                                         $     445,915    $    10,257   $      8,100   $    448,072
   Mortgage-backed                                               96,599          2,681              8         99,272
   Asset-backed                                                   5,498             99            147          5,450
   U.S. Treasury securities and obligations of
      U.S. government agencies                                   51,106          3,801              -         54,907
   Foreign                                                      102,261          2,011          2,922        101,350
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total fixed maturity securities held to
      maturity                                                  701,379         18,849         11,177        709,051
-------------------------------------------------------- ---------------- ------------- -------------- --------------
Redeemable preferred stock - affiliate                           25,000              -              -         25,000
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total held to maturity securities                   $     726,379    $    18,849   $     11,177   $    734,051
-------------------------------------------------------- ---------------- ------------- -------------- --------------
Fixed maturity securities available for sale
   U.S. Corporate                                         $     379,314    $     6,220   $     14,106   $    371,428
   Mortgage-backed                                               70,231            627            303         70,555
   Asset-backed                                                  16,825            156            103         16,878
   U.S. Treasury securities and obligations of
      U.S. government agencies                                   19,452          2,821              -         22,273
   Foreign                                                       19,169            446             95         19,520
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total fixed maturity securities available
        for sale                                                504,991         10,270         14,607        500,654
-------------------------------------------------------- ---------------- ------------- -------------- --------------
   Equity securities                                             81,308         79,176          9,056        151,428
   Short-term investments                                           292              -              -            292
-------------------------------------------------------- ---------------- ------------- -------------- --------------
      Total available for sale securities                 $     586,591    $    89,446   $     23,663   $    652,374
-------------------------------------------------------- ---------------- ------------- -------------- --------------
-------------------------------------------------------- ---------------- ------------- -------------- --------------
         Total                                            $   1,312,970    $   108,295   $     34,840   $  1,386,425
-------------------------------------------------------- ---------------- ------------- -------------- --------------

The amortized cost and fair value of fixed maturity securities by contractual maturity at December 31, 2001 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Available for Sale               Held to Maturity
                                                     ----------------------------------------------------------------
                                                            Amortized         Fair         Amortized         Fair
                                                               Cost           Value          Cost            Value
---------------------------------------------------------------------------------------------------------------------
Due in one year or less                                  $    30,899      $   31,295     $   36,823      $   37,558
Due after one year through five years                        283,332         287,511        168,452         176,380
Due after five years through ten years                       271,198         275,515        133,387         139,787
Due after ten years                                           60,566          62,187        104,474         109,769
Mortgage-backed and asset-backed securities                   93,016          94,950         87,384          91,753
---------------------------------------------------------------------------------------------------------------------
   Total                                                 $   739,011      $  751,458     $  530,520      $  555,247
---------------------------------------------------------------------------------------------------------------------


                                    F-II 18

4.  INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                              December 31
                                                   -----------------------------
                                                           2001           2000
--------------------------------------------------------------------------------
Net unrealized investment gains                  $        9,602   $     28,379
Equity in subsidiaries                                   18,007         15,745
Deferred policy acquisition costs                        62,537         63,945
Prepaid expenses                                          4,661          4,229
Other                                                     3,509          3,361
--------------------------------------------------------------------------------
Gross deferred tax liability                             98,316        115,659
--------------------------------------------------------------------------------
Future policy and contract benefits                      46,791         49,232
Deferred future revenues                                  4,897          5,430
Policyowner dividends                                     3,628          3,653
Pension and postretirement benefits                       6,278          3,715
Other                                                     3,788          4,947
--------------------------------------------------------------------------------
Gross deferred tax asset                                 65,382         66,977
--------------------------------------------------------------------------------
   Net deferred tax liability                    $       32,934   $     48,682
--------------------------------------------------------------------------------

The difference between the U.S. federal income tax rate and the consolidated tax provision rate is summarized as follows:

                                               Years Ended December 31
                                    --------------------------------------------
                                       2001             2000           1999
--------------------------------------------------------------------------------
Federal statutory tax rate             35.0  %          35.0  %        35.0  %
Equity in subsidiaries                  2.1              1.8            2.0
Dividend received deduction            (3.6)            (3.4)           -
Other                                   -               (0.4)           0.1
--------------------------------------------------------------------------------
   Effective tax rate                  33.5  %          33.0  %        37.1  %
--------------------------------------------------------------------------------


AVLIC has approximately $1,241 of capital loss carryforwards available as of December 31, 2001 that may be applied against AVLIC's future capital gains. $1,103 and $138 of AVLIC's capital loss carryforwards expire in 2004 and 2005, respectively. In 2000 and 1999, AVLIC provided for a valuation allowance against the deferred tax asset related to the capital loss carryforwards. In 2001, this valuation allowance was released as the capital loss carryforwards are expected to be realized.

5.  RELATED PARTY TRANSACTIONS

In addition to Ameritas, AHC is also a 100% owner of Acacia Life Insurance Company (Acacia), an insurance company domiciled in Washington, D.C., which in turn is a 100% owner of Acacia National Life Insurance Company, an insurance company domiciled in Virginia, and Acacia Financial Corporation, which is a holding company of several financial service companies. Principle subsidiaries include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management, and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc., a broker/dealer.

The Company provides technical, financial, legal, marketing and investment advisory support to the Acacia companies under administrative service agreements which were effective July 1, 1999. The income from these services for the years ended December 31, 2001, 2000 and 1999 was $9,031, $8,628 and $4,372,
respectively.

                                    F-II 19

On December 20, 1999, Ameritas purchased $25,000 of redeemable preferred stock from Acacia Life Insurance Company. The stock, which pays dividends in an amount per annum equal to 8% and is non-voting, provides for redemption in equal installments beginning in 2005 with final redemption on or by January 1, 2015.

Effective June 30, 1999, Ameritas' indirectly majority owned subsidiary, AVLIC, agreed to 100% co-insure its equity indexed annuity business to its minority owner in a non-cash transaction. Through assumption reinsurance, the Company ceded approximately 99% and 83% of reserves at December 31, 2001 and 2000, respectively. A receivable of $519 and $9,870 as of December 31, 2001 and 2000, respectively, from this affiliate supports the remaining co-insurance obligation. As a condition to assumption reinsurance, certain states have required AVLIC remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. As of December 31, 2001 and 2000, AVLIC was contingently liable for $14,210 and $11,610, respectively, of additional reserves.

During 1999, AVLIC formed a variable insurance trust (VIT). The Company, AVLIC, and FALIC offer the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $465 and $600 in the VIT as of December 31, 2001 and 2000, respectively. AVLIC had separate account investments of $827,892 and $1,021,332 in the VIT as of December 31, 2001 and 2000, respectively. FALIC had separate account investments of $339 as of December 31, 2001, the first year the VIT was available to its policyowners. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

During 2000, the Company began offering Calvert Variable Series, Inc. (CVS) mutual funds, an affiliate, to policyowners through the separate accounts. Separate account investments in mutual funds offered through CVS were $70,921 and $19,780 as of December 31, 2001 and 2000, respectively.

During 2000, AMAL Corporation entered into an unsecured loan agreement to borrow up to $20,000 from its parents. The note was renewed in 2001 and is due August 15, 2002. The note may be renewed until 2005 and carries an interest rate of LIBOR plus 0.625% (2.625% at December 31, 2001 and 7.31% at December 31, 2000).
The note payable of $3,900 and $5,100 at December 31, 2001 and 2000, respectively, represents the amount due to AMAL Corporation's minority owner as the portion due to Ameritas has been eliminated in consolidation.

On December 29, 2000, the Company purchased $15,000 of unaffiliated short term bonds with a maturity date of October 31, 2001, from an affiliate, which are included in fixed maturity securities available for sale. Included in other liabilities, at December 31, 2000, is a payable for $15,000 relating to this transaction, which was settled on January 2, 2001. The bonds were purchased at par but had a fair value of $14,400. Another affiliate guaranteed Ameritas up to 4% of par plus the accrued interest should Ameritas receive less than par upon maturity. During 2001, the issuing company declared bankruptcy and the bonds were unpaid at maturity. Ameritas considered the bonds to be impaired and recorded a write-down of $2,400. In addition, the Company received a promissory note from the affiliate which guaranteed the 4% of par for $600, this note at 3% interest matures on October 31, 2002.

6.  EMPLOYEE AND AGENT BENEFIT PLANS

The Company's employees and agents participate in defined contribution plans that cover substantially all full-time employees and agents. The Company is also included in a multiple employer non-contributory defined benefit plan (pension plan). In past years, substantially all full-time employees were covered by the pension plan and the plan was sponsored by Ameritas. During 2000, the pension plan was closed to new participants, and all existing participants were given two options for future participation.


                                    F-II 20

The first option was to continue participation in the pension plan and defined contribution plan. Pension plan costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $1,768, $1,886 and $2,278, respectively.

The second option for pension plan participants was to elect to end participation in the pension plan, fully vest in their accumulated pension benefits, and receive Company contributions to their defined contribution plan accounts on a quarterly basis.

During 2000, the pension plan and employees' defined contribution plan each merged with the respective pension plan and defined contribution plan of Acacia, and both are now sponsored by AHC. While the pension plans were merged, each company will continue to have a different benefit formula.

Company matching contributions under the defined contribution plan range from 0.5% to 3% in 2001 and 2000, and from 1% to 3% in 1999 of the participant's compensation. In addition, for those employees who elected to terminate their participation in the pension plan, and for new full-time employees subsequent to the closing of the pension plan, the Company makes a contribution of 6.0% of the participants' compensation. Total Company contributions for the years ended December 31, 2001, 2000 and 1999 were $3,183, $1,690 and $959, respectively. A portion of the assets are invested in funds which are advised by an affiliate of Acacia.

The Company also provides certain health care benefits to retired employees. For associates eligible to retire at or before January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these plan benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.


                                    F-II 21

The following tables provide a reconciliation of the changes in the plans' benefit obligations and fair value of assets for the years ended December 31, 2001 and 2000, and a statement of the funded status as of December 31 for both years:

                                                               Pension Benefits                 Other Benefits
                                                         ------------- ----------------------------------------------
                                                                2001            2000              2001         2000
---------------------------------------------------------------------------------------------------------------------
Reconciliation of benefit obligation
  Benefit obligation at beginning of year                 $    28,286   $      29,298       $    3,194   $    3,803
  Service cost                                                  1,526           2,468               88           73
  Interest cost                                                 2,222           2,242              258          234
  Actuarial (gain) loss                                         3,804          (1,119)             522          160
  Benefits paid                                                (1,422)         (4,603)            (380)      (1,076)
---------------------------------------------------------------------------------------------------------------------
  Benefit obligation at end of year                       $    34,416   $      28,286       $    3,682   $    3,194
---------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
  Fair value of plan assets at beginning of year          $    29,772   $      31,123       $    1,638   $    1,722
  Actual return on plan assets                                 (2,143)          1,533              108          115
  Employer contributions                                        1,768           1,886              235          175
  Benefits paid                                                (1,422)         (4,770)            (210)        (374)
--------------------------------------------------------------------------------------------------------------------
  Fair value of plan assets at end of year                $    27,975   $      29,772       $    1,771   $    1,638
--------------------------------------------------------------------------------------------------------------------
 Funded Status
   Funded status at end of year                           $    (6,441)  $       1,486       $   (1,912)  $   (1,556)
   Unrecognized transition obligation                             418             463                -            -
   Unrecognized net actuarial (gain) loss                       7,015          (1,054)          (1,472)      (2,099)
   Unrecognized prior service cost                                187               -             (760)        (816)
 -------------------------------------------------------------------------------------------------------------------
  Prepaid (accrual) benefit cost                          $     1,179   $         895       $   (4,144)  $   (4,471)
 -------------------------------------------------------------------------------------------------------------------

Due to participant elections to end their participation in the pension plan in 2000, both the pension plan's benefit obligation and fair value of plan assets were decreased by $3,195 and $3,362 respectively. These reductions are included in the 2000 benefits paid amounts above.

Periodic pension expense for the Company included the following components:

                                                                                 Years Ended December 31
                                                                       ---------------------------------------------
                                                                                2001           2000           1999
--------------------------------------------------------------------------------------------------------------------
Service cost                                                            $      1,526    $      1,660   $      2,420
Interest cost                                                                  2,222           2,242          2,083
Expected return on plan assets                                                (2,327)         (2,555)        (3,214)
Amortization of transition obligation                                             63              83             94
Amortization of net (gain) loss                                                    -               -            939
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                               $      1,484    $      1,430   $      2,322
--------------------------------------------------------------------------------------------------------------------

Due to participant elections to end participation in the pension plan in 2000, the Ameritas net periodic benefit cost was reduced by $808 in 2000. This reduction is included in the 2000 service cost amount above.



                                    F-II 22

Periodic post-retirement medical expense for the Company included the following components:

                                                Years Ended December 31
                                        ----------------------------------------
                                             2001           2000            1999
--------------------------------------------------------------------------------
Service cost                         $         88   $         73   $        172
Interest cost                                 258            234            257
Expected return on plan assets               (110)          (119)          (132)
Amortization of prior service cost            (57)           (56)            (2)
Amortization of net gain                     (102)          (111)          (114)
--------------------------------------------------------------------------------
Net periodic benefit cost            $         77   $         21   $        181
--------------------------------------------------------------------------------

The assumptions used in the measurement of the Company's benefit obligation are shown in the following table:

                                                                        Pension Benefits          Other Benefits
                                                                 -----------------------------------------------------
                                                                        2001         2000          2001        2000
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions for the year ended
December 31
         Discount rate                                                  7.25  %      8.00 %        7.25 %     8.00 %
         Expected return on plan assets                                 8.00         8.00          7.50       7.50
         Rate of compensation increase                                  4.50         4.50             -          -
       -------------------------------------------------------------------------------------------------------------

The assumed health care trend line rate used in measuring the accumulated post-retirement benefit obligation, for pre-65 employees, was 5.5% in 2001 and 2000.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                  1% increase      1% decrease
--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net periodic
post-retirement health care benefit cost                                          $      13         $     (13)

Effect on the health care component of the accumulated post-retirement benefit
obligation                                                                        $      93         $     (88)
--------------------------------------------------------------------------------------------------------------------

7.  INSURANCE REGULATORY MATTERS

STATUTORY SURPLUS AND NET INCOME

Combined net income of Ameritas and its insurance subsidiaries, as determined in accordance with statutory accounting practices, was $49,500, $84,700, and $51,200 for 2001, 2000 and 1999, respectively and combined statutory surplus was $585,000, $487,900, and $413,200 at December 31, 2001, 2000 and 1999,
respectively. Insurance companies are required to maintain a certain level of surplus to be in compliance with state laws and regulations. Surplus is monitored by state regulators to ensure compliance with risk based capital requirements.

Under statutes of the Insurance Departments of the States of Nebraska and New York, the amount of dividends payable to stockholders are limited.

The Company adopted the provisions of the National Association of Insurance Commissioner's Codification of Statutory Accounting Practices for the preparation of statutory financial statements effective January 1, 2001. The adoption of the new accounting principles has the effect of increasing statutory surplus at January 1, 2001 by $36,800, which relates primarily to accounting principles regarding income taxes, prepayment penalty gains captured in the interest maintenance reserve, valuation of venture capital partnerships, electronic data processing equipment, and valuation of subsidiaries.


                                    F-II 23

8.  REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large risks. During 2001, the Company entered into reinsurance agreements assuming group dental and eyecare business which increased reinsurance revenues $41,682.

The effect of reinsurance on premiums earned is as follows:

                                               Years Ended December 31
                                     -------------------------------------------
                                         2001            2000            1999
--------------------------------------------------------------------------------
Assumed                           $      56,618    $     16,214   $     13,529
Ceded                                   (19,912)        (17,657)       (13,930)
--------------------------------------------------------------------------------
    Reinsurance, net              $      36,706    $     (1,443)  $       (401)
--------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.

9.  RESERVE FOR UNPAID CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                Years Ended December 31
                                    --------------------------------------------
                                       2001              2000             1999
--------------------------------------------------------------------------------
Balance at January 1             $    29,014      $      27,044    $     27,658
Reinsurance reserves (net)            (1,638)            (2,208)         (2,561)
--------------------------------------------------------------------------------
                                      27,376             24,836          25,097
--------------------------------------------------------------------------------
Incurred related to:
   Current year                      220,943            201,847         196,147
   Prior year                        (10,999)            (9,607)         (8,206)
-------------------------------------------------------------------------------
      Total incurred                 209,944            192,240         187,941
-------------------------------------------------------------------------------
Paid related to:
   Current year                      197,638            174,471         171,312
   Prior year                         16,376             15,229          16,890
--------------------------------------------------------------------------------
      Total paid                     214,014            189,700         188,202
--------------------------------------------------------------------------------
                                      23,306             27,376          24,836
Reinsurance reserves (net)            11,419              1,638           2,208
--------------------------------------------------------------------------------
Balance at December 31           $    34,725      $      29,014    $     27,044
--------------------------------------------------------------------------------

The liability for unpaid accident and health claims and claim adjustment expenses is included in policy and contract claims on the consolidated balance sheets.

Reserves for unpaid claims and loss adjustment expenses attributable to insured events of prior years have been adjusted as the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding claim experience. No additional premiums or return premiums have been accrued as a result of the prior year effects.

                                    F-II 24

10.  COMMITMENTS AND CONTINGENCIES

INVESTMENTS
Securities commitments of $39,755 and $34,082, and mortgage loan and real estate commitments of $22,918 and $42,683 were outstanding for investments to be purchased in subsequent years as of December 31, 2001 and 2000, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

In the normal course of business the Company's brokerage activities involve, principally through its clearing firm, various securities transactions. These activities may expose the Company to off balance sheet risk in the event the customer or clearing firm is unable to fulfill its contractual obligations.

LINE OF CREDIT
The Company has a $15,000 unsecured line of credit available at December 31, 2001. No balance was outstanding at any time during 2001 or 2000.

STATE LIFE AND HEALTH GUARANTY FUNDS
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $803 and $1,112 as of December 31, 2001 and 2000, respectively.

LITIGATION
From time to time, the Company and its subsidiaries are subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

11.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized on immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements.

Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:


                                    F-II 25

         Fixed maturity securities - For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         Equity securities - For publicly traded securities, fair value is determined using prices from an independent pricing source.

         Loans on insurance policies - Fair value for loans on insurance policies is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Mortgage loans on real estate - Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries.

         Other investments - Fair value for venture capital partnerships is estimated based on values as last reported by the partnership and discounted for their lack of marketability. Real estate partnerships are carried on the equity method and are excluded from the fair value disclosure.

         Short-term investments - The carrying amount approximates fair value because of the short maturity of these instruments.

         Cash and cash equivalents, redeemable preferred stock - affiliate, and reinsurance receivable - affiliate - The carrying amounts equal fair value.

         Accrued investment income - Fair value equals carrying amount.

         Accumulated contract values - Funds on deposit with a fixed maturity are valued at discounted present value using market interest rates. Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

         Note payable - affiliate - As the note payable - affiliate is a variable rate note that reprices frequently, fair value is based on carrying amount.

         Commitments - The estimated fair value of commitments approximates carrying amount because the fees currently charged for these arrangements and the underlying interest rates approximate market.

                                    F-II 26

Estimated fair values are as follows:

                                                                             December 31
                                                   -----------------------------------------------------------------
                                                                 2001                             2000
                                                   -------------------------------    ------------------------------
                                                      Carrying          Fair            Carrying          Fair
                                                       Amount          Value             Amount          Value
 -------------------------------------------------------------------------------------------------------------------
 Financial assets:
    Fixed maturity securities
       Held to maturity                             $     530,520   $    555,247       $    701,379   $    709,051
       Available for sale                                 751,458        751,458            500,654        500,654
    Redeemable preferred stock - affiliate                 25,000         25,000             25,000         25,000
    Equity securities                                     111,990        111,990            151,428        151,428
    Loans on insurance policies                            94,034         84,151             88,012         74,811
    Mortgage loans on real estate                         303,024        313,368            302,901        319,402
    Other investments                                      44,351         40,195             37,686         48,351
    Short-term investments                                      -              -                292            292
    Cash and cash equivalents                             116,096        116,096             68,978         68,978
    Accrued investment income                              26,022         26,022             26,303         26,303
    Reinsurance receivable - affiliate                      1,369          1,369             10,795         10,795
 Financial liabilities:
     Accumulated contract values excluding
      amounts held under insurance
      contracts                                           772,169        775,870            670,055        656,178
    Note payable - affiliate                                3,900          3,900              5,100          5,100

                                    F-II 27

                                     PART C

                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

     a)    Financial Statements:

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B.

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
          Report of Deloitte & Touche LLP, independent auditors.
          Statements of Net Assets as of December 31, 2001.
          Statements of Operations for the periods ended December 31, 2001 and
               2000.
          Statements of Changes in Net Assets for the periods ended December 31,
               2001 and 2000.
          Notes to Financial Statements for the periods ended December 31, 2001 and 2000.

     Ameritas Life Insurance Corp.:
          Report of Deloitte & Touche LLP, independent auditors.
          Consolidated Balance Sheets as of December 31, 2001 and 2000. Consolidated Statements of Operations for the years ended December 31,
               2001, 2000, and 1999.
          Consolidated Statements of Comprehensive Income for the years ended
               December 31, 2001, 2000, and 1999.
          Consolidated Statements of Stockholder's Equity for the years ended
               December 31, 2001, 2000, and 1999.
          Consolidated Statements of Cash Flows for the years ended December 31,
               2001, 2000, and 1999.
          Notes to the Consolidated Financial Statements for the years ended
               December 31, 2001, 2000, and 1999.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Parts A or C.


     b)    Exhibits

     Exhibit
     Number      Description of Exhibit
     (1)         Resolution of Board of Directors of Ameritas Life Insurance Corp.
                 Establishing Ameritas Life Insurance Corp. Separate Account LLVA. 1
     (2)         Not applicable.
     (3) (a)     Principal Underwriting Agreement. 2
     (3) (b)     Form of Selling Agreement. 2
     (4)         Form of Variable Annuity Contract. 4
     (5)         Form of Application for Variable Annuity Contract. 3
     (6) (a)     Certificate of Incorporation of Ameritas Life Insurance Corp. 1
     (6) (b)     Bylaws of Ameritas Life Insurance Corp. 5
     (7)         Not Applicable.
     (8) (a)     Participation Agreement. 1
     (8) (b)     Participation Agreement. 1
     (8) (c)     Participation Agreement. 2
     (8) (d)     Participation Agreement. 2
     (8) (e)     Form of Participation Agreement - Rydex Variable Trust. 6
     (8) (f)     Form of Participation Agreement - Calvert Variable Series, Inc.  7
     (8) (g)     Form of Participation Agreement - Variable Insurance Products Fund. 7
     (8) (h)     Form of Participation Agreement - Variable Insurance Products Fund II. 7
     (8) (i)     Form of Participation Agreement - Invesco Variable Investment Funds, Inc. 7
     (8) (j)     Form of Participation Agreement - Third Avenue Variable Series Trust 7
     (9)         Opinion and consent of Donald R. Stading.
     (10)(a)     Consent of Deloitte & Touche LLP.
     (11)        No financial statements are omitted from Item 23.
     (12)        Not applicable.
     (13)        Schedule of Computation of Performance Quotations 8
     (14)        Powers of Attorney. 9

Footnotes:

1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996.
2. Incorporated by reference to the Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996.
3. Incorporated by reference to pre-effective amendment No. 2 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on November 20, 1996.
4. Incorporated by reference to the Post-Effective Amendment No. 3 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 27, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999.
6. Incorporated by reference to Post-Effective Amendment No. 6 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 33-86500), filed on April 20, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVL (File No. 333-76359), filed February 29, 2000.
8. Incorporated by reference to Post-Effective Amendment No. 7 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed February 28, 2001.
9. Incorporated by reference to Post-Effective Amendment No. 10 for Ameritas Life Insurance Corp. Separate Account LLVL. File (No. 333-86500), filed on April 12, 2002.

Item 25    Directors and Officers of the Depositor

     Name and Principal
     Business Address                       Position and Offices with Depositor
     ----------------                       -----------------------------------
     Kenneth C. Louis*              Director, Chairman of the Board and Chief Executive Officer
     David C. Moore                 Director, President and Chief Operating Officer
     James P. Abel**                Director
     Duane W. Acklie**              Director
     Lawrence J. Arth*              Director
     Haluk Ariturk*                 Executive Vice President - Ameritas Acacia Shared Service Center
     Robert C. Barth*               Vice President and Controller
     Jan M. Connolly*               Senior Vice President - Operations, Planning and Quality
     William W. Cook, Jr.**         Director
     Raymond M. Gilbertson*         Vice President - Corporate Compliance
     William R. Giovanni*           Senior Vice President, President and Chief Executive Officer - AIC
     William W. Lester*             Senior Vice President - Investments & Treasurer
     JoAnn M. Martin*               Executive Vice President and Chief Financial Officer
     Barry C. Ritter*               Senior Vice President - Information Services
     Paul C. Schorr, III**          Director
     William C. Smith**             Director
     Donald R. Stading*             Senior Vice President, Secretary, and Corporate General Counsel
     Richard W. Vautravers*         Senior Vice President & Corporate Actuary

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

** Principal business address: James P. Abel, NEBCO, Inc., P.O. Box80268, Lincoln, Nebraska 68501; Duane W. Acklie, Crete Carrier Corporation, P.O. Box 81228, Lincoln, Nebraska 68501; William W. Cook, Jr., The Beatrice National Bank and Trust Company, P.O. Box 100, Beatrice, Nebraska 68310; Paul C. Schorr, II, ComCor Holding, Inc., 6940 "O" Street, Suite 336, P.O. Box 57310, Lincoln, Nebraska 68505; William C. Smith, William C. Smith & Co., Cornhusker Plaza, Suite 401, 301 So. 13th Street, Lincoln, Nebraska 68508.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business
Ameritas Acacia Mutual Holding Company (NE)............................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company
         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corp. (MD)..............................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Property & Casualty Insurance
                      Agency, Inc. (VA)................................insurance agency
                      Acacia Service Corp. (VA)........................deposit solicitation
                      Acacia Title Agency, Inc. (VA)...................title company
                      Acacia Realty Corporation (DC)                   real estate joint venture company
                      Calvert Group. Ltd. (DE)                         holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer
                  The Advisors Group, Inc. (DE)........................securities broker-dealer, investment advisor
                       Advisors Group Insurance Agency of
                           Texas, Inc. (TX)............................broker-dealer insurance broker
                      Acacia Insurance Agency of
                           Massachusetts, Inc. (MA)....................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of
                           Ohio, Inc. (OH).............................broker-dealer insurance broker
                     The Advisors Group Insurance Agency of
                           Alabama, Inc. (AL)..........................broker-dealer insurance broker
              Acacia National Life Insurance Company (VA)..............variable life/annuity insurance company
              Acacia Realty Square, LLC (DE)...........................property management company
              Enterprise Resources, LLC (DE)...........................class II insurance sales
         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              AMAL Corporation (NE)....................................a joint venture holding company between Ameritas Life
                                                                       Insurance Corp. (61%) and AmerUs Life Insurance Company (39%)
                  Ameritas Investment Corp. (NE).......................securities broker dealer & investment advisor
                  Ameritas Variable Life Insurance Company (NE)        life insurance company
              Ameritas Investment Advisors, Inc. (NE)..................investment advisor
              Ameritas Managed Dental Plan, Inc. (CA)..................managed care dental insurance company
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Lincoln Gateway Shopping Center, Inc. (NE)...............real estate investment and management
              Pathmark Assurance Company (NE)..........................third-party administrator and reinsurer of dental insurance plans
              Veritas Corp. (NE).......................................insurance marketing agency

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27.     Number of Contract Owners

As of March 31, 2002, there were 52 qualified contracts and 266 non-qualified contracts.

Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters

a) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

           Name and Principal                        Positions and Offices
           Business Address:                         With the Underwriter
           -----------------                         --------------------
           Lawrence J. Arth*                         Director and Chairman of the Board
           William R. Giovanni*                      Director, President and Chief Executive Officer
           Kenneth C. Louis*                         Director, Senior Vice President
           Gary R. McPhail**                         Director, Senior Vice President
           Thomas C. Godlasky**                      Director
           Billie B. Beavers***                      Senior Vice President
           James R. Fox***                           Senior Vice President
           Raymond M. Gilbertson*                    Vice President - Corporate Compliance
           Michael P. Heaton***                      Senior Vice President
           William W. Lester*                        Treasurer
           Donald R. Stading*                        Secretary and General Counsel
           Michael M. VanHorne***                    Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.


c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year :

                                   Net Underwriting    Compensation
     Name of Principal               Discounts and         on               Brokerage
       Underwriter (1)             Commissions (2)     Redemption (3)     Commissions (4)      Compensation (5)

     Ameritas Investment               $68,891               $0                  $0                    $0
     Corp. ("AIC")

     (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
     (3) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
     (4) = Sales compensation received by AIC for retail sales.
     (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.   Location of Separate Account and Records

     The books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.   Management Services

     Not Applicable.


Item 32.   Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 8 to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 10th day of April, 2002.

                  AMERITAS LIFE INSURANCE CORP.SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor


                                                  By:    Kenneth C. Louis *
                                                     --------------------------
                                                         Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 10, 2002.

     SIGNATURE                               TITLE

     Kenneth C. Louis *                     Director, Chairman of the Board and Chief Executive Officer

     David C. Moore **                      President and Chief Operating Officer

     /s/ Donald R. Stading
     ---------------------
     Donald R. Stading                      Senior Vice President, Secretary and Corporate General Counsel

     William W. Lester*                     Senior Vice President-Investments and Treasurer

     JoAnn M. Martin *                      Executive Vice President and Chief Financial Officer

     James P. Abel *                        Director

     Duane W. Acklie *                      Director

     Lawrence J. Arth *                     Director

     William W. Cook, Jr *                  Director

     Paul C. Schorr, III *                  Director

     William C. Smith *                     Director




* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.
** Signed by Donald R. Stading under Power of Attorney executed effective as of March 28, 2002.

                                  Exhibit Index

Exhibit

     9        Opinion and Consent of Donald R. Stading
     10 (a)   Consent of Deloitte & Touche LLP